UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (8.5%)
	McDonald's Corp.	6,754,822	416,773
	The Walt Disney Co.	11,269,936	345,874
	Comcast Corp. Class A	17,449,110	342,526
	Time Warner, Inc.	21,518,814	282,112
	Home Depot, Inc.	10,201,136	264,107
	Target Corp.	4,532,565	222,322
	Lowe's Cos., Inc.	8,802,944	208,542
	News Corp., Class A	13,785,264	165,285
	NIKE, Inc. Class B	2,356,322	157,638
*	Amazon.com, Inc.	1,918,556	139,594
	Johnson Controls, Inc.	3,566,238	108,164
	Staples, Inc.	4,270,641	96,089
	Carnival Corp.	2,624,210	92,766
*	Viacom Inc. Class B	3,711,241	92,187
	Yum! Brands, Inc.	2,815,059	91,799
*	DIRECTV Group, Inc.	3,466,993	90,731
*	Kohl's Corp.	1,829,258	84,292
	TJX Cos., Inc.	2,518,987	76,879
	Best Buy Co., Inc.	2,028,818	76,081
	Omnicom Group Inc.	1,914,717	73,831
*,^	Ford Motor Co.	13,581,943	70,626
*	Starbucks Corp.	4,388,038	65,250
	The McGraw-Hill Cos., Inc.	1,907,470	60,295
	CBS Corp.	4,065,631	59,277
	Harley-Davidson, Inc.	1,413,393	52,720
	Fortune Brands, Inc.	900,400	51,647
*	Coach, Inc.	2,023,356	50,665
	The Gap, Inc.	2,820,087	50,141
*	Bed Bath & Beyond, Inc.	1,564,080	49,128
	Marriott International, Inc. Class A	1,774,924	46,308
	Macy's Inc.	2,525,832	45,414
	J.C. Penney Co., Inc. (Holding Co.)	1,333,889	44,472
	H & R Block, Inc.	1,970,368	44,432
	VF Corp.	523,271	40,454
	Genuine Parts Co.	971,901	39,080
	Mattel, Inc.	2,165,408	39,064
*	Apollo Group, Inc. Class A	637,775	37,820
	Whirlpool Corp.	447,076	35,449
	Sherwin-Williams Co.	592,484	33,866

*	GameStop Corp. Class A	981,257	33,569
^	General Motors Corp.	3,400,435	32,134
	International Game Technology	1,859,480	31,946
*,^	Sears Holdings Corp.	341,646	31,944
	Starwood Hotels & Resorts Worldwide, Inc.	1,121,477	31,558
*	AutoZone Inc.	250,934	30,950
	Limited Brands, Inc.	1,714,010	29,687
	Newell Rubbermaid, Inc.	1,664,228	28,725
	Nordstrom, Inc.	957,775	27,603
	Eastman Kodak Co.	1,731,046	26,623
	Tiffany & Co.	744,654	26,450
	Hasbro, Inc.	754,045	26,180
	Darden Restaurants Inc.	843,526	24,150
	Gannett Co., Inc.	1,369,947	23,166
	Polo Ralph Lauren Corp.	341,357	22,748
*	Interpublic Group of Cos., Inc.	2,861,751	22,179
*	The Goodyear Tire & Rubber Co.	1,448,451	22,176
	Black & Decker Corp.	360,005	21,870
	D. R. Horton, Inc.	1,654,284	21,539
	Leggett & Platt, Inc.	965,383	21,036
	Abercrombie & Fitch Co.	522,764	20,623
	Washington Post Co. Class B	36,016	20,052
	Family Dollar Stores, Inc.	839,023	19,885
	The Stanley Works	472,029	19,703
	Scripps Networks Interactive	539,782	19,599
*	Expedia, Inc.	1,256,861	18,991
	Snap-On Inc.	344,926	18,164
	Pulte Homes, Inc.	1,283,220	17,927
	Wyndham Worldwide Corp.	1,065,852	16,745
*	Big Lots Inc.	492,641	13,710
	RadioShack Corp.	787,343	13,605
	Lennar Corp. Class A	848,997	12,896
	Centex Corp.	742,037	12,021
	Harman International Industries, Inc.	351,425	11,973
^	New York Times Co. Class A	698,008	9,975
*	Office Depot, Inc.	1,642,830	9,561
	Liz Claiborne, Inc.	568,998	9,349
	Jones Apparel Group, Inc.	498,676	9,231
	KB Home	450,721	8,870
*	AutoNation, Inc.	645,927	7,260
^	Meredith Corp.	217,123	6,090
*	Wendy's/Arby's Group, Inc.	1,018,831	5,359
^	Dillard's Inc.	341,197	4,026
	Comcast Corp. Special Class A	77,829	1,535
*	Viacom Inc. Class A	18,015	448
	CBS Corp. Class A	18,015	264
	News Corp., Class B	4,500	55
			5,187,850
Consumer Staples (12.2%)
	The Procter & Gamble Co.	18,224,431	1,270,061
	Wal-Mart Stores, Inc.	13,467,901	806,593
	PepsiCo, Inc.	9,402,593	670,123
	The Coca-Cola Co.	11,939,400	631,355

	Philip Morris International Inc.	12,379,699	595,463
	Kraft Foods Inc.	9,117,937	298,612
	CVS/Caremark Corp.	8,619,748	290,141
	Anheuser-Busch Cos., Inc.	4,318,657	280,194
	Altria Group, Inc.	12,370,983	245,440
	Colgate-Palmolive Co.	3,037,383	228,867
	Walgreen Co.	5,945,415	184,070
	Costco Wholesale Corp.	2,611,202	169,545
	Kimberly-Clark Corp.	2,493,791	161,697
	General Mills, Inc.	2,019,334	138,769
	Sysco Corp.	3,615,555	111,467
	The Kroger Co.	3,933,488	108,092
	Avon Products, Inc.	2,556,684	106,281
	H.J. Heinz Co.	1,875,732	93,618
	Wm. Wrigley Jr. Co.	1,069,042	84,882
	Archer-Daniels-Midland Co.	3,869,592	84,783
	Kellogg Co.	1,503,884	84,368
	Lorillard, Inc.	1,044,619	74,325
	Safeway, Inc.	2,615,001	62,028
	UST, Inc.	886,111	58,962
	Sara Lee Corp.	4,242,728	53,586
	ConAgra Foods, Inc.	2,720,863	52,948
	The Clorox Co.	829,263	51,986
	Reynolds American Inc.	1,021,032	49,643
	Campbell Soup Co.	1,271,879	49,094
	Molson Coors Brewing Co. Class B	904,681	42,294
	The Hershey Co.	995,291	39,354
	The Estee Lauder Cos. Inc. Class A	689,636	34,420
	Brown-Forman Corp. Class B	471,081	33,828
	Coca-Cola Enterprises, Inc.	1,904,482	31,938
	McCormick & Co., Inc.	774,583	29,783
	SuperValu Inc.	1,275,790	27,685
*	Constellation Brands, Inc. Class A	1,164,188	24,983
	The Pepsi Bottling Group, Inc.	820,253	23,927
	Tyson Foods, Inc.	1,802,064	21,517
*	Dean Foods Co.	914,972	21,374
	Wm. Wrigley Jr. Co. Class B	224,830	17,762
^	Whole Foods Market, Inc.	842,382	16,873
*	Dr. Pepper Snapple Group, Inc.	2,830	75
			7,462,806
Energy (13.3%)
	ExxonMobil Corp.	31,195,664	2,422,655
	Chevron Corp.	12,339,328	1,017,748
	ConocoPhillips Co.	9,128,076	668,632
	Schlumberger Ltd.	7,204,778	562,621
	Occidental Petroleum Corp.	4,907,337	345,722
	Devon Energy Corp.	2,653,324	241,983

*	Transocean, Inc.	1,916,066	210,461
	Apache Corp.	2,008,608	209,458
	Halliburton Co.	5,266,535	170,583
	Marathon Oil Corp.	4,237,494	168,949
	XTO Energy, Inc.	3,299,326	153,485
	Hess Corp.	1,699,968	139,533
	Anadarko Petroleum Corp.	2,813,556	136,486
	EOG Resources, Inc.	1,494,279	133,678
*	National Oilwell Varco Inc.	2,506,817	125,917
	Chesapeake Energy Corp.	3,130,639	112,265
	Baker Hughes, Inc.	1,851,282	112,077
*	Weatherford International Ltd.	4,088,087	102,774
	Valero Energy Corp.	3,142,138	95,207
	Spectra Energy Corp.	3,692,773	87,888
	Williams Cos., Inc.	3,461,155	81,856
	Smith International, Inc.	1,297,256	76,071
	Peabody Energy Corp.	1,633,365	73,501
	Murphy Oil Corp.	1,143,673	73,355
	Noble Corp.	1,616,484	70,964
*	Southwestern Energy Co.	2,061,220	62,950
	Noble Energy, Inc.	1,037,232	57,660
	El Paso Corp.	4,211,429	53,738
	CONSOL Energy, Inc.	1,100,315	50,493
*	Cameron International Corp.	1,307,315	50,384
	ENSCO International, Inc.	860,783	49,607
*	Nabors Industries, Inc.	1,682,553	41,929
	Range Resources Corp.	931,585	39,937
	Pioneer Natural Resources Co.	679,206	35,509
	BJ Services Co.	1,766,747	33,798
	Sunoco, Inc.	701,812	24,970
	Cabot Oil & Gas Corp.	620,699	22,432
	Rowan Cos., Inc.	678,578	20,730
	Massey Energy Co.	507,872	18,116
	Tesoro Corp.	828,151	13,656
			8,169,778
Financials (15.8%)
	JPMorgan Chase & Co.	21,990,489	1,026,956
	Bank of America Corp.	27,388,516	958,598
	Wells Fargo & Co.	19,874,005	745,871
	Citigroup, Inc.	32,705,670	670,793
	U.S. Bancorp	10,462,866	376,872
	The Goldman Sachs Group, Inc.	2,609,272	333,987
	American Express Co.	6,963,273	246,709
	Merrill Lynch & Co., Inc.	9,198,044	232,711
	MetLife, Inc.	4,124,355	230,964
	Bank of New York Mellon Corp.	6,883,356	224,260
	Prudential Financial, Inc.	2,564,544	184,647
	AFLAC Inc.	2,860,187	168,036

	The Travelers Cos., Inc.	3,548,361	160,386
	PNC Financial Services Group	2,081,059	155,455
	Morgan Stanley	6,660,832	153,199
	The Allstate Corp.	3,252,288	149,996
	CME Group, Inc.	402,800	149,644
	State Street Corp.	2,593,054	147,493
	Charles Schwab Corp.	5,603,153	145,682
	Simon Property Group, Inc. REIT	1,351,560	131,101
^	BB&T Corp.	3,300,298	124,751
	The Chubb Corp.	2,165,451	118,883
	Capital One Financial Corp.	2,256,772	115,095
	Marsh & McLennan Cos., Inc.	3,080,530	97,838
	Northern Trust Corp.	1,327,623	95,854
	SunTrust Banks, Inc.	2,124,240	95,570
	Loews Corp.	2,174,700	85,879
	T. Rowe Price Group Inc.	1,554,017	83,466
	Franklin Resources Corp.	914,475	80,593
	Aon Corp.	1,667,669	74,978
	Vornado Realty Trust REIT	822,643	74,819
	Public Storage, Inc. REIT	752,011	74,457
	The Hartford Financial Services Group Inc.	1,809,694	74,179
	Equity Residential REIT	1,627,226	72,265
	Progressive Corp. of Ohio	4,057,460	70,600
	The Principal Financial Group, Inc.	1,556,391	67,688
	Boston Properties, Inc. REIT	719,511	67,389
	Lincoln National Corp.	1,542,439	66,032
	ProLogis REIT	1,576,285	65,053
	NYSE Euronext	1,597,684	62,597
	HCP, Inc. REIT	1,511,338	60,650
	Hudson City Bancorp, Inc.	3,121,319	57,588
	American International Group, Inc.	16,149,424	53,778
	Unum Group	2,075,076	52,084
	Plum Creek Timber Co. Inc. REIT	1,027,742	51,243
	Kimco Realty Corp. REIT	1,363,696	50,375
	Ameriprise Financial, Inc.	1,302,887	49,770
	Invesco, Ltd.	2,322,900	48,735
	Leucadia National Corp.	1,062,685	48,288
	Avalonbay Communities, Inc. REIT	462,735	45,542
	Wachovia Corp.	12,966,280	45,382
	Host Hotels & Resorts Inc. REIT	3,120,071	41,466
^	M & T Bank Corp.	463,400	41,359
	Fifth Third Bancorp	3,468,725	41,278
	Moody's Corp.	1,185,551	40,309
	Regions Financial Corp.	4,172,950	40,060
	Discover Financial Services	2,879,075	39,789
	Assurant, Inc.	712,202	39,171
*	IntercontinentalExchange Inc.	452,751	36,528
	KeyCorp	2,970,808	35,472

*	SLM Corp.	2,806,550	34,633
	XL Capital Ltd. Class A	1,874,327	33,625
	Legg Mason Inc.	851,299	32,400
*,^	American Capital Ltd.	1,243,387	31,719
	Marshall & Ilsley Corp.	1,558,117	31,396
	Torchmark Corp.	523,929	31,331
	Comerica, Inc.	903,605	29,629
	Cincinnati Financial Corp.	975,170	27,734
^	Zions Bancorp	688,748	26,655
	Janus Capital Group Inc.	959,814	23,304
	Developers Diversified Realty Corp. REIT	722,427	22,894
	Genworth Financial Inc.	2,601,017	22,395
	General Growth Properties Inc. REIT	1,366,611	20,636
	Apartment Investment & Management Co. Class A REIT	514,121	18,005
	Huntington Bancshares Inc.	2,199,227	17,572
	Federated Investors, Inc.	527,823	15,217
^	MBIA, Inc.	1,174,236	13,973
*	CB Richard Ellis Group, Inc.	1,029,700	13,767
	Sovereign Bancorp, Inc.	3,249,604	12,836
	CIT Group Inc.	1,706,026	11,874
	First Horizon National Corp.	1,205,513	11,452
*,^	E*TRADE Financial Corp.	3,226,037	9,033
^	National City Corp.	4,554,443	7,970
	MGIC Investment Corp.	745,156	5,239
^	Washington Mutual, Inc.	5,011,780	410
			9,685,912
Health Care (13.1%)
	Johnson & Johnson	16,784,085	1,162,801
	Pfizer Inc.	40,487,026	746,581
	Abbott Laboratories	9,258,577	533,109
	Merck & Co., Inc.	12,867,918	406,111
*	Amgen, Inc.	6,354,570	376,635
	Medtronic, Inc.	6,776,516	339,503
	Wyeth	8,008,605	295,838
	Eli Lilly & Co.	6,009,232	264,586
*	Gilead Sciences, Inc.	5,525,004	251,830
	Bristol-Myers Squibb Co.	11,889,664	247,899
	Baxter International, Inc.	3,769,801	247,412
	UnitedHealth Group Inc.	7,313,274	185,684
	Schering-Plough Corp.	9,763,427	180,331
*	Celgene Corp.	2,732,027	172,883
	Covidien Ltd.	3,013,816	162,023
*	WellPoint Inc.	3,071,158	143,638
*	Thermo Fisher Scientific, Inc.	2,516,611	138,414
*	Medco Health Solutions, Inc.	3,037,164	136,672
*	Genzyme Corp.	1,613,614	130,525
	Becton, Dickinson & Co.	1,462,895	117,412
*	Boston Scientific Corp.	9,013,006	110,590

*	Express Scripts Inc.	1,481,211	109,343
	Cardinal Health, Inc.	2,157,039	106,299
	Aetna Inc.	2,832,337	102,276
	Allergan, Inc.	1,846,986	95,120
	Stryker Corp.	1,485,792	92,565
*	St. Jude Medical, Inc.	2,052,876	89,280
	McKesson Corp.	1,657,159	89,172
*	Biogen Idec Inc.	1,743,208	87,666
*	Zimmer Holdings, Inc.	1,352,851	87,340
	C.R. Bard, Inc.	596,526	56,592
*	Intuitive Surgical, Inc.	233,228	56,203
	CIGNA Corp.	1,650,782	56,094
*	Forest Laboratories, Inc.	1,831,086	51,783
	Quest Diagnostics, Inc.	949,264	49,048
*	Laboratory Corp. of America Holdings	667,918	46,420
*	Varian Medical Systems, Inc.	749,720	42,832
*	Barr Pharmaceuticals Inc.	653,706	42,687
*	Humana Inc.	1,014,277	41,788
*	Hospira, Inc.	957,519	36,577
	AmerisourceBergen Corp.	951,668	35,830
*	DaVita, Inc.	626,909	35,740
	Applied Biosystems Inc.	1,017,985	34,866
*	Waters Corp.	594,505	34,588
*	Coventry Health Care Inc.	889,583	28,956
*	Millipore Corp.	331,452	22,804
*,^	Mylan Inc.	1,828,769	20,885
	IMS Health, Inc.	1,092,284	20,655
	PerkinElmer, Inc.	717,851	17,925
*	Watson Pharmaceuticals, Inc.	627,279	17,877
*	Patterson Cos.	546,857	16,630
*	King Pharmaceuticals, Inc.	1,480,120	14,180
*	Tenet Healthcare Corp.	2,491,433	13,827
			8,004,325
Industrials (11.0%)
	General Electric Co.	59,748,871	1,523,596
	United Parcel Service, Inc.	6,055,068	380,803
	United Technologies Corp.	5,792,051	347,871
	3M Co.	4,198,147	286,775
	The Boeing Co.	4,445,942	254,975
	Lockheed Martin Corp.	1,999,506	219,286
	Caterpillar, Inc.	3,655,907	217,892
	Union Pacific Corp.	3,058,204	217,622
	Emerson Electric Co.	4,660,254	190,092
	Honeywell International Inc.	4,471,061	185,773
	General Dynamics Corp.	2,385,874	175,648
	Burlington Northern Santa Fe Corp.	1,696,173	156,777
	Norfolk Southern Corp.	2,253,552	149,208
	FedEx Corp.	1,869,014	147,727

	CSX Corp.	2,448,409	133,610
	Raytheon Co.	2,482,914	132,861
	Deere & Co.	2,564,555	126,945
	Northrop Grumman Corp.	2,027,082	122,720
	Illinois Tool Works, Inc.	2,401,812	106,761
	Danaher Corp.	1,532,379	106,347
	Tyco International, Ltd.	2,851,881	99,873
	Waste Management, Inc.	2,945,756	92,762
	PACCAR, Inc.	2,182,222	83,339
	L-3 Communications Holdings, Inc.	729,211	71,696
	Precision Castparts Corp.	836,957	65,935
	Southwest Airlines Co.	4,408,087	63,961
	ITT Industries, Inc.	1,091,415	60,694
	Fluor Corp.	1,075,023	59,879
	Ingersoll-Rand Co.	1,913,095	59,631
	Eaton Corp.	998,200	56,079
	Parker Hannifin Corp.	1,006,798	53,360
	Cummins Inc.	1,217,448	53,227
	C.H. Robinson Worldwide Inc.	1,021,042	52,032
	Rockwell Collins, Inc.	957,430	46,043
	Dover Corp.	1,128,231	45,750
	Expeditors International of Washington, Inc.	1,279,541	44,579
	Textron, Inc.	1,492,650	43,705
	Cooper Industries, Inc. Class A	1,044,895	41,744
	Pitney Bowes, Inc.	1,247,849	41,503
*	Jacobs Engineering Group Inc.	735,206	39,929
	Masco Corp.	2,162,117	38,788
	Fastenal Co.	776,058	38,329
	W.W. Grainger, Inc.	389,149	33,844
	Rockwell Automation, Inc.	874,461	32,652
	Goodrich Corp.	751,360	31,257
	R.R. Donnelley & Sons Co.	1,261,167	30,936
	Avery Dennison Corp.	639,513	28,445
	Equifax, Inc.	770,343	26,538
	Pall Corp.	719,877	24,757
	Robert Half International, Inc.	936,364	23,175
	Cintas Corp.	793,863	22,792
*	Allied Waste Industries, Inc.	2,035,274	22,612
	Ryder System, Inc.	338,945	21,015
*	Terex Corp.	583,651	17,813
	The Manitowoc Co., Inc.	782,295	12,165
*	Monster Worldwide Inc.	741,280	11,052
	Flowserve Corp.	8,920	792
*	Raytheon Co. Warrants Exp. 6/16/11	20,998	357
			6,776,329
Information Technology (15.9%)
	Microsoft Corp.	47,160,171	1,258,705
	International Business Machines Corp.	8,137,243	951,732

*	Cisco Systems, Inc.	35,478,880	800,404
	Hewlett-Packard Co.	14,709,590	680,171
	Intel Corp.	33,766,324	632,443
*	Apple Inc.	5,320,584	604,738
*	Google Inc.	1,435,153	574,807
*	Oracle Corp.	23,534,406	477,984
	QUALCOMM Inc.	9,855,685	423,499
*	Dell Inc.	10,468,309	172,518
	Texas Instruments, Inc.	7,873,272	169,275
*	EMC Corp.	12,435,708	148,731
	Corning, Inc.	9,477,113	148,222
*	eBay Inc.	6,561,531	146,847
*	Yahoo! Inc.	8,323,164	143,991
	Automatic Data Processing, Inc.	3,056,381	130,660
*	Adobe Systems, Inc.	3,185,892	125,747
	Applied Materials, Inc.	8,058,151	121,920
	Western Union Co.	4,379,227	108,036
*	Symantec Corp.	5,039,625	98,676
	Motorola, Inc.	13,606,080	97,147
	Tyco Electronics Ltd.	2,836,705	78,463
	MasterCard, Inc. Class A	434,493	77,049
*	Electronic Arts Inc.	1,914,866	70,831
*	Juniper Networks, Inc.	3,264,597	68,785
*	Agilent Technologies, Inc.	2,147,317	63,689
	Paychex, Inc.	1,927,032	63,650
*	Intuit, Inc.	1,927,950	60,943
	Xerox Corp.	5,238,572	60,401
*	Broadcom Corp.	2,650,664	49,382
	CA, Inc.	2,365,514	47,216
*	Fiserv, Inc.	985,211	46,620
	Analog Devices, Inc.	1,744,298	45,962
*	Autodesk, Inc.	1,351,133	45,331
	Linear Technology Corp.	1,330,552	40,795
*	Cognizant Technology Solutions Corp.	1,751,434	39,985
	Xilinx, Inc.	1,660,311	38,934
*	MEMC Electronic Materials, Inc.	1,356,831	38,344
	Altera Corp.	1,806,727	37,363
	Harris Corp.	805,867	37,231
*	Computer Sciences Corp.	908,956	36,476
*	NetApp, Inc.	1,966,324	35,846
	Amphenol Corp.	892,891	35,841
*	NVIDIA Corp.	3,342,916	35,803
*	Sun Microsystems, Inc.	4,522,396	34,370
	KLA-Tencor Corp.	1,040,393	32,928
*	BMC Software, Inc.	1,141,309	32,676
	Microchip Technology, Inc.	1,105,928	32,547
*	VeriSign, Inc.	1,160,284	30,260

*	salesforce.com, inc.	624,951	30,248
*	Affiliated Computer Services, Inc. Class A	584,194	29,578
*	Citrix Systems, Inc.	1,095,382	27,669
*	SanDisk Corp.	1,351,422	26,420
	Fidelity National Information Services, Inc.	1,139,467	21,035
*	Teradata Corp.	1,072,144	20,907
*	LSI Corp.	3,865,674	20,720
	National Semiconductor Corp.	1,170,966	20,152
	Total System Services, Inc.	1,187,189	19,470
	Molex, Inc.	856,899	19,237
*,^	Advanced Micro Devices, Inc.	3,646,992	19,147
*	Micron Technology, Inc.	4,570,897	18,512
*	Akamai Technologies, Inc.	1,015,809	17,716
*	Lexmark International, Inc.	528,287	17,206
*	Compuware Corp.	1,527,050	14,797
*	QLogic Corp.	786,038	12,074
	Jabil Circuit, Inc.	1,255,549	11,978
*	Novellus Systems, Inc.	592,992	11,646
*	JDS Uniphase Corp.	1,284,935	10,871
*	Convergys Corp.	730,055	10,790
*	Novell, Inc.	2,062,836	10,603
*	Tellabs, Inc.	2,387,172	9,692
*	Teradyne, Inc.	1,011,999	7,904
*	Unisys Corp.	2,158,322	5,935
*	Ciena Corp.	542,269	5,466
			9,753,747
Materials (3.4%)
	Monsanto Co.	3,303,358	326,966
	E.I. du Pont de Nemours & Co.	5,418,467	218,364
	Dow Chemical Co.	5,555,462	176,553
	Praxair, Inc.	1,891,857	135,722
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,306,089	131,101
	Alcoa Inc.	4,885,169	110,307
	Newmont Mining Corp. (Holding Co.)	2,742,815	106,311
	Air Products & Chemicals, Inc.	1,272,267	87,137
	Weyerhaeuser Co.	1,268,955	76,873
	Nucor Corp.	1,901,397	75,105
	International Paper Co.	2,567,860	67,227
	PPG Industries, Inc.	985,598	57,480
	United States Steel Corp.	705,574	54,760
	Rohm & Haas Co.	743,723	52,061
	Ecolab, Inc.	1,054,285	51,154
^	Vulcan Materials Co.	659,702	49,148
	Sigma-Aldrich Corp.	756,632	39,663
	CF Industries Holdings, Inc.	339,209	31,024
	Eastman Chemical Co.	458,711	25,257
	MeadWestvaco Corp.	1,025,923	23,914
	Ball Corp.	580,573	22,927

	Sealed Air Corp.	949,570	20,881
*	Pactiv Corp.	786,355	19,525
	International Flavors & Fragrances, Inc.	471,818	18,618
	Allegheny Technologies Inc.	602,292	17,798
	AK Steel Holding Corp.	673,832	17,466
	Bemis Co., Inc.	598,478	15,632
	Hercules, Inc.	677,007	13,398
	Ashland, Inc.	338,728	9,904
^	Titanium Metals Corp.	509,999	5,783
			2,058,059
Telecommunication Services (3.0%)
	AT&T Inc.	35,394,077	988,203
	Verizon Communications Inc.	17,103,661	548,856
	Sprint Nextel Corp.	17,142,458	104,569
*	American Tower Corp. Class A	2,366,041	85,107
	Embarq Corp.	855,864	34,705
	Windstream Corp.	2,640,383	28,886
^	Qwest Communications International Inc.	8,915,229	28,796
	CenturyTel, Inc.	614,655	22,527
	Frontier Communications Corp.	1,897,665	21,823
			1,863,472
Utilities (3.5%)
	Exelon Corp.	3,947,984	247,223
	Southern Co.	4,625,792	174,346
	Dominion Resources, Inc.	3,483,201	149,011
	Duke Energy Corp.	7,597,085	132,417
	FPL Group, Inc.	2,453,471	123,410
	FirstEnergy Corp.	1,830,887	122,651
	Entergy Corp.	1,150,528	102,408
	Public Service Enterprise Group, Inc.	3,053,978	100,140
	American Electric Power Co., Inc.	2,415,833	89,579
	PPL Corp.	2,249,277	83,268
	PG&E Corp.	2,153,486	80,648
	Edison International	1,956,791	78,076
	Sempra Energy	1,479,751	74,683
	Consolidated Edison Inc.	1,640,838	70,490
	Progress Energy, Inc.	1,573,368	67,859
	Xcel Energy, Inc.	2,678,695	53,547
	Ameren Corp.	1,262,461	49,274
*	AES Corp.	4,040,694	47,236
	Questar Corp.	1,041,287	42,609
	DTE Energy Co.	979,540	39,299
	Allegheny Energy, Inc.	1,014,157	37,291
	CenterPoint Energy Inc.	2,053,103	29,914
	Pepco Holdings, Inc.	1,211,684	27,760
	Constellation Energy Group, Inc.	1,071,093	26,028

	NiSource, Inc.			1,647,023	24,310
	Integrys Energy Group, Inc.			458,968	22,921
	Pinnacle West Capital Corp.			604,945	20,816
	TECO Energy, Inc.			1,277,743	20,099
	CMS Energy Corp.			1,352,850	16,870
	Nicor Inc.			271,041	12,021
*	Dynegy, Inc.			3,022,142	10,819
					2,177,023
Total Common Stocks (Cost $57,306,580)					61,139,301
		Coupon		Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1,2]	Vanguard Market Liquidity Fund	2.296%		396,972,000	396,972
		Coupon	Maturity Date	Face Amount ($000)
U.S. Agency Obligations (0.0%)
[3,4]	Federal Home Loan Bank	2.432%	10/15/08	10,000	9,987
[3,4]	Federal Home Loan Bank	2.576%	11/24/08	12,000	11,942
					21,929
Total Temporary Cash Investments (Cost $418,916)					418,901
Total Investments (100.4%) (Cost $57,725,496)					61,558,202
[1] Other Assets and Liabilities-Net (-0.4%)					(233,754)
Net Assets (100%)					61,324,448

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $247,119,000.
1	Includes $262,336,000 of collateral received for securities on loan.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $21,929,000 have been segregated as initial margin for open futures contracts.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $57,725,496,000. Net unrealized appreciation of investment securities for tax purposes was $3,832,706,000, consisting of unrealized gains of $13,478,571,000 on securities that had risen in value since their purchase and $9,645,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	724	211,589	(12,058)
E-mini S&P 500 Index	397	23,205	(161)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

EIn September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determinethe value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	61,536,273	(12,219)
Level 2- Other significant observable inputs	21,929	-
Level 3- Significant unobservable inputs	-	-
Total	61,558,202	(12,219)

Vanguard Institutional Total Stock Market Index

Schedule of Investments
As of Spetember 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.4%)
Consumer Discretionary (9.3%)
	McDonald's Corp.	818,110	50,477
	The Walt Disney Co.	1,306,204	40,087
	Comcast Corp. Class A	1,947,127	38,222
	Time Warner, Inc.	2,582,510	33,857
	Home Depot, Inc.	1,219,685	31,578
	Target Corp.	540,698	26,521
	Lowe's Cos., Inc.	1,055,121	24,996
	News Corp., Class A	1,600,700	19,192
	NIKE, Inc. Class B	265,845	17,785
*	Amazon.com, Inc.	226,167	16,456
	Johnson Controls, Inc.	428,331	12,991
*	DIRECTV Group, Inc.	496,250	12,987
	Staples, Inc.	506,792	11,403
	Yum! Brands, Inc.	341,913	11,150
	Carnival Corp.	315,295	11,146
*	Viacom Inc. Class B	394,502	9,799
*	Kohl's Corp.	211,838	9,761
	Best Buy Co., Inc.	252,706	9,476
	TJX Cos., Inc.	306,518	9,355
	Omnicom Group Inc.	231,223	8,916
*	Liberty Media Corp.	355,839	8,885
*	Starbucks Corp.	525,479	7,814
	The McGraw-Hill Cos., Inc.	231,964	7,332
	The Gap, Inc.	371,008	6,597
*	Ford Motor Co.	1,253,584	6,519
	Harley-Davidson, Inc.	170,739	6,369
	Fortune Brands, Inc.	110,990	6,366
	CBS Corp.	426,767	6,222
*	Coach, Inc.	246,375	6,169
*	Apollo Group, Inc. Class A	103,008	6,108
*	Bed Bath & Beyond, Inc.	186,903	5,871
	Macy's Inc.	304,090	5,468
	Marriott International, Inc. Class A	204,160	5,327
	H & R Block, Inc.	234,892	5,297
*	Liberty Media Corp.-Interactive Series A	407,362	5,259
	J.C. Penney Co., Inc. (Holding Co.)	152,141	5,072
*,^	Sears Holdings Corp.	52,407	4,900
	VF Corp.	63,010	4,871
	Genuine Parts Co.	118,277	4,756
	Mattel, Inc.	261,249	4,713
	Whirlpool Corp.	54,223	4,299

	Cablevision Systems NY Group Class A	168,513	4,240
	Sherwin-Williams Co.	73,070	4,177
	Tim Hortons, Inc.	133,393	3,952
*	AutoZone Inc.	32,022	3,950
	International Game Technology	223,443	3,839
	Limited Brands, Inc.	221,362	3,834
*	GameStop Corp. Class A	111,942	3,830
	Starwood Hotels & Resorts Worldwide, Inc.	134,788	3,793
^	Wynn Resorts Ltd.	44,487	3,632
*	Liberty Global, Inc. Class A	117,118	3,549
	Ross Stores, Inc.	96,212	3,542
	Newell Rubbermaid, Inc.	199,889	3,450
	Nordstrom, Inc.	118,622	3,419
	Tiffany & Co.	90,968	3,231
*	Liberty Global, Inc. Series C	114,926	3,228
	Eastman Kodak Co.	208,016	3,199
*	DISH Network Corp.	152,210	3,196
*	Time Warner Cable, Inc.	130,200	3,151
	Hasbro, Inc.	90,055	3,127
^	General Motors Corp.	326,895	3,089
*,^	Garmin Ltd.	85,615	2,906
*,^	Mohawk Industries, Inc.	41,962	2,828
	Gannett Co., Inc.	165,061	2,791
*,^	Las Vegas Sands Corp.	76,951	2,779
	BorgWarner, Inc.	83,882	2,749
	Darden Restaurants Inc.	95,715	2,740
	Advance Auto Parts, Inc.	68,774	2,728
	Polo Ralph Lauren Corp.	40,594	2,705
*	Urban Outfitters, Inc.	84,428	2,691
	Black & Decker Corp.	44,137	2,681
	D. R. Horton, Inc.	205,212	2,672
*	Interpublic Group of Cos., Inc.	340,658	2,640
	Leggett & Platt, Inc.	120,248	2,620
*	The Goodyear Tire & Rubber Co.	164,967	2,526
	Washington Post Co. Class B	4,465	2,486
*	O'Reilly Automotive, Inc.	92,315	2,471
	Abercrombie & Fitch Co.	62,414	2,462
*	Toll Brothers, Inc.	97,332	2,456
*	Dollar Tree, Inc.	65,008	2,364
	Scripps Networks Interactive	63,880	2,319
	DeVry, Inc.	46,520	2,305
*	ITT Educational Services, Inc.	28,090	2,273
	PetSmart, Inc.	91,972	2,273
	Family Dollar Stores, Inc.	95,867	2,272
*,^	CarMax, Inc.	157,938	2,211
	Pulte Homes, Inc.	158,041	2,208
	Snap-On Inc.	41,624	2,192
	Comcast Corp. Special Class A	109,441	2,158
*	Expedia, Inc.	141,630	2,140
	The Stanley Works	50,981	2,128

	Royal Caribbean Cruises, Ltd.	100,353	2,082
	Strayer Education, Inc.	10,275	2,058
	American Eagle Outfitters, Inc.	134,385	2,049
*,^	MGM Mirage, Inc.	70,634	2,013
	Wyndham Worldwide Corp.	127,857	2,009
*	Priceline.com, Inc.	26,542	1,816
	Foot Locker, Inc.	112,039	1,811
	Autoliv, Inc.	52,624	1,776
	Burger King Holdings Inc.	68,523	1,683
*	Big Lots Inc.	59,179	1,647
*	NVR, Inc.	2,879	1,647
*,^	Lamar Advertising Co. Class A	53,113	1,641
*	Wendy's/Arby's Group, Inc.	309,553	1,628
	Virgin Media Inc.	203,608	1,609
	Service Corp. International	190,075	1,589
	RadioShack Corp.	90,487	1,564
*	Aeropostale, Inc.	48,575	1,560
*	DreamWorks Animation SKG, Inc.	49,306	1,551
	WABCO Holdings Inc.	42,966	1,527
*	The Warnaco Group, Inc.	33,308	1,509
*	LKQ Corp.	88,776	1,507
*	Hanesbrands Inc.	68,543	1,491
	Gentex Corp.	104,095	1,489
	Centex Corp.	90,518	1,466
	Guess ?, Inc.	41,561	1,446
*	Discovery Communications Inc. Class C	101,578	1,438
	Lennar Corp. Class A	94,318	1,433
*	Penn National Gaming, Inc.	53,849	1,431
	Phillips-Van Heusen Corp.	37,532	1,423
^	New York Times Co. Class A	99,053	1,415
*	Discovery Communications Inc. Class A	97,278	1,386
	Harman International Industries, Inc.	39,929	1,360
	Brinker International, Inc.	73,253	1,310
	John Wiley & Sons Class A	32,033	1,296
*	Marvel Entertainment, Inc.	37,314	1,274
	Tupperware Brands Corp.	45,198	1,249
*	Dick's Sporting Goods, Inc.	62,430	1,222
*	Liberty Media Corp.-Capital Series A	90,529	1,211
*	Jarden Corp.	50,532	1,185
*	Scientific Games Corp.	50,890	1,171
	Matthews International Corp.	22,863	1,160
	Jones Apparel Group, Inc.	62,512	1,157
*	Office Depot, Inc.	197,900	1,152
*	WMS Industries, Inc.	37,369	1,142
	Liz Claiborne, Inc.	68,534	1,126
*,^	Netflix.com, Inc.	36,098	1,115
*	Sirius XM Radio Inc.	1,955,443	1,115
*,^	AutoNation, Inc.	97,719	1,098
	KB Home	55,729	1,097
*	Bally Technologies Inc.	36,020	1,091
*	Rent-A-Center, Inc.	48,818	1,088

^	Polaris Industries, Inc.	23,834	1,084
*,^	Panera Bread Co.	20,945	1,066
	Williams-Sonoma, Inc.	65,800	1,065
*	Career Education Corp.	64,906	1,061
*	Tractor Supply Co.	24,682	1,038
*	Fossil, Inc.	35,606	1,005
	Sotheby's	48,631	976
*	Deckers Outdoor Corp.	9,208	958
	Wolverine World Wide, Inc.	35,930	951
	Weight Watchers International, Inc.	25,747	942
*	Corinthian Colleges, Inc.	61,504	923
*	Saks Inc.	99,718	922
	Hillenbrand Inc.	45,372	915
*	Jack in the Box Inc.	42,794	903
	MDC Holdings, Inc.	24,664	902
	Regal Entertainment Group Class A	57,088	901
*	Gaylord Entertainment Co.	30,185	887
*	AnnTaylor Stores Corp.	42,761	883
	Arbitron Inc.	19,697	880
*	Collective Brands, Inc.	47,274	866
*,^	J. Crew Group, Inc.	29,922	855
	Aaron Rents, Inc.	31,558	854
*	Live Nation, Inc.	52,377	852
	Regis Corp.	30,172	830
	International Speedway Corp.	21,197	825
^	Pool Corp.	35,345	825
	Brunswick Corp.	64,437	824
	Ryland Group, Inc.	30,790	817
*	Carter's, Inc.	40,958	808
*	Lions Gate Entertainment Corp.	87,557	790
*	Timberland Co.	45,017	782
*,^	Life Time Fitness, Inc.	24,341	761
	Meredith Corp.	27,050	759
	Men's Wearhouse, Inc.	35,621	757
	Orient-Express Hotel Ltd.	31,324	756
	The Buckle, Inc.	13,582	754
^	Ethan Allen Interiors, Inc.	26,584	745
*	The Gymboree Corp.	20,685	734
	Barnes & Noble, Inc.	27,998	730
*	Chico's FAS, Inc.	130,496	714
*,^	Vail Resorts Inc.	20,080	702
	Interactive Data Corp.	27,407	691
*	Buffalo Wild Wings Inc.	17,080	687
	Choice Hotels International, Inc.	25,187	683
*	The Cheesecake Factory Inc.	46,662	682
*,^	Under Armour, Inc.	21,227	674
	ArvinMeritor, Inc.	51,043	666
*	Morningstar, Inc.	11,826	656

^	Thor Industries, Inc.	26,250	652
	Bob Evans Farms, Inc.	23,862	651
*	Zale Corp.	25,966	649
*	Coinstar, Inc.	20,209	647
*	Sonic Corp.	43,946	640
	Callaway Golf Co.	45,487	640
*	TRW Automotive Holdings Corp.	40,195	639
	Brown Shoe Co., Inc.	38,403	629
*	CEC Entertainment Inc.	18,582	617
	Scholastic Corp.	23,390	601
	American Greetings Corp. Class A	39,192	599
*	The Children's Place Retail Stores, Inc.	17,859	596
^	Tempur-Pedic International Inc.	50,435	593
*,^	Chipotle Mexican Grill, Inc.	10,607	589
*	Chipotle Mexican Grill, Inc. Class B	12,553	587
*	Iconix Brand Group Inc.	40,831	534
	CBRL Group, Inc.	20,019	526
*	Quiksilver, Inc.	90,129	517
	Dillard's Inc.	42,398	500
	Churchill Downs, Inc.	10,151	497
*	Lear Corp.	47,291	497
	OfficeMax, Inc.	55,809	496
*	CTC Media, Inc.	32,529	488
*	ATC Technology Corp.	20,441	485
	Finish Line, Inc.	48,054	480
	Asbury Automotive Group, Inc.	41,361	476
*,^	Blue Nile Inc.	11,004	472
*	The Dress Barn, Inc.	30,707	470
	Belo Corp. Class A	76,643	457
*	Papa John's International, Inc.	16,305	443
*	Capella Education Co.	10,200	437
	K-Swiss, Inc.	24,528	427
*	Pre-Paid Legal Services, Inc.	10,216	422
*	Helen of Troy Ltd.	18,499	421
*,^	Cabela's Inc.	34,800	420
	Borders Group, Inc.	63,910	419
*	Standard Pacific Corp.	84,249	414
*	99 Cents Only Stores	37,682	413
	Furniture Brands International Inc.	38,959	410
*	Fuel Systems Solutions, Inc.	11,772	406
*	Maidenform Brands, Inc.	27,729	402
	CKE Restaurants Inc.	37,527	398
*	Exide Technologies	53,574	395
*	Charming Shoppes, Inc.	79,757	390
*	P.F. Chang's China Bistro, Inc.	16,418	386
	Genesco, Inc.	11,388	381
	Fred's, Inc.	26,724	380
*	California Pizza Kitchen, Inc.	29,512	380

*	Leapfrog Enterprises, Inc.	35,428	374
*	JAKKS Pacific, Inc.	14,942	372
	Cato Corp. Class A	21,174	372
	Boyd Gaming Corp.	39,348	368
	Blyth, Inc.	32,444	368
	Group 1 Automotive, Inc.	16,569	360
	CSS Industries, Inc.	13,938	359
*	Hibbett Sports Inc.	17,892	358
*	Skechers U.S.A., Inc.	21,248	358
	Jackson Hewitt Tax Service Inc.	22,752	349
	News Corp., Class B	28,707	349
	Stewart Enterprises, Inc. Class A	44,350	349
	Cooper Tire & Rubber Co.	40,301	347
^	NutriSystem, Inc.	19,508	346
*,^	America's Car-Mart, Inc.	18,487	344
*	Tenneco Automotive, Inc.	32,088	341
*,^	Crocs, Inc.	94,654	339
	bebe stores, inc.	34,636	338
	Big 5 Sporting Goods Corp.	32,311	333
^	Brookfield Homes Corp.	23,218	333
	Harte-Hanks, Inc.	32,126	333
	Movado Group, Inc.	14,819	331
*,^	Blockbuster Inc. Class A	158,944	327
	Fisher Communications, Inc.	8,217	324
	National CineMedia Inc.	29,071	321
*	Domino's Pizza, Inc.	26,293	319
*	G-III Apparel Group, Ltd.	16,925	317
*	Sally Beauty Co. Inc.	36,112	311
*,^	Overstock.com, Inc.	15,527	308
*	Meritage Corp.	12,447	307
*	Champion Enterprises, Inc.	55,389	307
	Christopher & Banks Corp.	39,896	306
*	Unifi, Inc.	63,092	305
^	Hearst-Argyle Television Inc.	13,509	302
*	Pinnacle Entertainment, Inc.	39,806	301
*	1-800-FLOWERS.COM, Inc.	49,903	300
*	HSN,Inc.	26,726	294
*	Pacific Sunwear of California, Inc.	43,019	290
*	Ticketmaster	26,726	287
	Ameristar Casinos, Inc.	19,983	284
*	Steiner Leisure Ltd.	8,193	282
^	Columbia Sportswear Co.	6,693	281
*	Alloy, Inc.	36,292	281
^	Winnebago Industries, Inc.	21,681	280
*	Interval Leisure Group, Inc.	26,726	278
*	Valassis Communications, Inc.	31,959	277
*,^	Lululemon Athletica, Inc.	11,915	274
*,^	Charter Communications, Inc.	368,921	269

*	RC2 Corp.	13,295	266
*,^	Jos. A. Bank Clothiers, Inc.	7,865	264
*	Mediacom Communications Corp.	44,567	264
*	AFC Enterprises, Inc.	36,138	262
*	Cavco Industries, Inc.	7,236	262
*	BJ's Restaurants Inc.	21,500	257
*	American Public Education, Inc.	5,288	255
*	thinkorswim Group, Inc.	29,680	247
*	Hayes Lemmerz International, Inc.	89,701	245
*	Clear Channel Outdoor Holdings, Inc. Class A	17,825	244
	Oxford Industries, Inc.	9,352	242
	Modine Manufacturing Co.	16,520	239
	American Axle & Manufacturing Holdings, Inc.	44,263	237
	UniFirst Corp.	5,488	236
*,^	Conn's, Inc.	12,627	236
	Cherokee Inc.	10,691	235
*	Cumulus Media Inc.	55,153	235
*	Cox Radio, Inc.	22,112	234
*,^	True Religion Apparel, Inc.	8,829	228
*	The Princeton Review, Inc.	28,495	228
	Stage Stores, Inc.	16,624	227
*	Morgans Hotel Group	20,740	226
*	Drew Industries, Inc.	13,100	224
*	Denny's Corp.	86,447	223
^	La-Z-Boy Inc.	23,896	223
*	Bluegreen Corp.	31,894	220
*	Steven Madden, Ltd.	8,840	219
*	RCN Corp.	17,787	218
	Penske Automotive Group Inc.	18,466	212
*,^	Beazer Homes USA, Inc.	35,376	212
*	Audiovox Corp.	22,552	211
	Haverty Furniture Cos., Inc.	18,470	211
	Superior Industries International, Inc.	10,943	210
*	Jo-Ann Stores, Inc.	9,950	209
*	Universal Technical Institute Inc.	12,227	209
*	Build-A-Bear-Workshop, Inc.	28,609	208
*	Hot Topic, Inc.	30,863	204
	Systemax Inc.	14,469	203
*	Coldwater Creek Inc.	34,840	202
*	Luby's, Inc.	24,996	201
^	The McClatchy Co. Class A	45,433	200
*	Martha Stewart Living Omnimedia, Inc.	23,291	198
*	Learning Tree International, Inc.	15,837	197
*	PetMed Express, Inc.	12,528	197
	Arctic Cat, Inc.	21,444	196
	Bassett Furniture Industries, Inc.	22,650	194
^	Talbots Inc.	14,765	193
*	Ruby Tuesday, Inc.	32,815	190

	O'Charley's Inc.	21,697	190
*	Tween Brands, Inc.	19,204	188
*	New York & Co., Inc.	19,325	184
*	Peet's Coffee & Tea Inc.	6,486	181
*	Perry Ellis International Corp.	11,978	179
	M/I Homes, Inc.	7,750	177
*	Cache, Inc.	25,650	176
	Ambassadors Group, Inc.	10,900	173
*	Entravision Communications Corp.	64,225	173
*	A.C. Moore Arts & Crafts, Inc.	27,439	172
*	Carriage Services, Inc.	48,984	171
*	Visteon Corp.	71,202	165
	Standard Motor Products, Inc.	25,851	161
*	Texas Roadhouse, Inc.	17,794	160
	Kenneth Cole Productions, Inc.	10,881	160
	Landry's Restaurants, Inc.	10,282	160
	The Pep Boys (Manny, Moe & Jack)	25,858	160
*	4Kids Entertainment Inc.	22,543	159
	Dover Downs Gaming & Entertainment, Inc.	20,370	158
*	MarineMax, Inc.	21,790	158
	CKX, Inc.	25,117	155
	AH Belo Corp.	29,921	154
*	Red Robin Gourmet Burgers, Inc.	5,744	154
^	DineEquity, Inc.	9,124	154
*	dELiA*S, Inc.	53,372	154
*	Amerigon Inc.	23,313	153
*	Midas Inc.	11,109	153
	The Marcus Corp.	9,463	152
*	Hartmarx Corp.	80,895	151
*	Hovnanian Enterprises Inc. Class A	18,870	151
*	Ascent Media Corp.	6,110	149
	Warner Music Group Corp.	19,113	145
	E.W. Scripps Co. Class A	20,460	145
	Speedway Motorsports, Inc.	7,331	143
*	Volcom, Inc.	8,219	142
	Monro Muffler Brake, Inc.	6,011	139
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	106,553	137
	Cinemark Holdings Inc.	10,100	137
*	Pier 1 Imports Inc.	32,922	136
*	Citadel Broadcasting Corp.	165,584	136
*	Gaiam, Inc.	12,733	135
	Idearc Inc.	106,597	133
	World Wrestling Entertainment, Inc.	8,592	133
*	drugstore.com, Inc.	56,043	132
	Marine Products Corp.	15,669	130
*	Casual Male Retail Group, Inc.	33,081	130
	Sonic Automotive, Inc.	15,339	130
*	Harris Interactive Inc.	73,072	126

*	Charlotte Russe Holding Inc.	12,324	126
	CPI Corp.	11,729	126
	National Presto Industries, Inc.	1,679	125
	Entercom Communications Corp.	24,735	124
	Sealy Corp.	19,178	124
*,^	Krispy Kreme Doughnuts, Inc.	37,373	123
*	Shuffle Master, Inc.	23,868	121
*	Dorman Products, Inc.	9,693	121
*	Knology, Inc.	15,002	121
*	Universal Electronics, Inc.	4,809	120
*	Lodgian, Inc.	15,297	119
	Sinclair Broadcast Group, Inc.	23,450	118
*	Russ Berrie and Co., Inc.	15,150	116
	Weyco Group, Inc.	3,422	115
*	Stamps.com Inc.	9,798	114
	Libbey, Inc.	13,333	113
*	Shutterfly, Inc.	11,700	112
*	Nautilus Inc.	24,420	112
	Books-a-Million Inc.	22,260	111
*	Isle of Capri Casinos, Inc.	12,307	111
*	Zumiez Inc.	6,580	108
^	Media General, Inc. Class A	8,580	107
*,^	Cost Plus, Inc.	52,236	102
^	Lee Enterprises, Inc.	29,094	102
*	Citi Trends Inc.	5,822	95
	Carmike Cinemas, Inc.	25,465	94
*	R.H. Donnelley Corp.	46,539	93
	Journal Communications, Inc.	18,701	91
*	Cosi, Inc.	46,296	91
*,^	Palm Harbor Homes, Inc.	9,203	91
	Circuit City Stores, Inc.	116,645	87
	Shiloh Industries, Inc.	10,059	85
*	The Wet Seal, Inc. Class A	23,297	85
	Gray Television, Inc.	48,812	84
*	Core-Mark Holding Co., Inc.	3,300	82
*	Multimedia Games Inc.	19,005	82
*	Playboy Enterprises, Inc. Class B	20,792	82
*	Town Sports International Holdings, Inc.	12,800	78
*	Rentrak Corp.	5,600	77
*,^	Raser Technologies, Inc.	9,000	76
*	Gander Mountain Co.	23,201	76
*	Lazare Kaplan International, Inc.	9,594	74
	Stanley Furniture Co., Inc.	7,945	73
*	Steinway Musical Instruments Inc.	2,549	72
*	Retail Ventures, Inc.	18,472	72
*	Benihana Inc. Class A	15,613	72
	Lithia Motors, Inc.	16,224	70
*,^	Source Interlink Cos., Inc.	66,878	70

*	DSW Inc. Class A	4,700	64
*	The Dixie Group, Inc.	8,586	63
*	Shoe Carnival, Inc.	3,817	63
*	Emmis Communications, Inc.	63,231	61
*	Steak n Shake Co.	6,891	60
*	Monarch Casino & Resort, Inc.	5,227	60
	Skyline Corp.	2,242	59
*	West Marine, Inc.	9,677	58
*	ValueVision Media, Inc.	30,783	57
	Strattec Security Corp.	2,145	57
*	Fairchild Corp.	20,404	53
*	Interstate Hotels & Resorts, Inc.	21,192	50
*	Lin TV Corp.	9,610	50
*	MTR Gaming Group Inc.	14,362	48
*	Navarre Corp.	32,814	48
*	Sturm, Ruger & Co., Inc.	6,785	47
*	Mothers Work, Inc.	3,380	47
*	Stoneridge, Inc.	4,152	47
*	Empire Resorts Inc.	17,520	44
	PRIMEDIA Inc.	17,570	43
*	Fleetwood Enterprises, Inc.	40,190	41
*	Reading International Inc. Class A	5,900	41
*	Tuesday Morning Corp.	9,665	40
*	Smith & Wesson Holding Corp.	10,660	40
	Bon-Ton Stores, Inc.	14,510	39
*	Century Casinos, Inc.	18,779	39
*	Kirkland's, Inc.	17,131	39
*,^	Ambassadors International, Inc.	19,311	38
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,800	37
*	Select Comfort Corp.	22,497	37
	Lifetime Brands, Inc.	3,800	37
	Monaco Coach Corp.	18,424	36
^	Orleans Homebuilders, Inc.	8,178	33
	Noble International, Ltd.	5,409	32
	Escalade, Inc.	10,730	32
*	Maxxam Inc.	2,278	32
	Stein Mart, Inc.	8,072	32
	Spartan Motors, Inc.	9,508	30
*	Regent Communications, Inc.	32,631	29
*,^	Caribou Coffee Co.	12,577	28
*	Pomeroy IT Solutions, Inc.	6,047	27
*	Westwood One, Inc.	52,594	26
*	LodgeNet Interactive Corp.	12,943	26
*	Einstein Noah Restaurant Group Inc.	2,600	26
*	Trans World Entertainment Corp.	8,888	25
	Beasley Broadcast Group, Inc.	14,447	24
*	McCormick & Schmick's Seafood Restaurants, Inc.	2,500	24
	Dover Motorsports, Inc.	4,394	24

*	Acme Communications, Inc.	24,286	23
*	Benihana Inc.	5,006	23
*	Red Lion Hotels Corp.	2,812	23
*	Coachmen Industries, Inc.	12,960	21
*	Six Flags, Inc.	30,481	20
*	New Motion, Inc.	5,453	19
*	Saga Communications, Inc.	3,300	19
*	Youbet.com, Inc.	11,828	17
*	California Coastal Communities, Inc.	7,820	17
*	Radio One, Inc. Class D	22,460	17
*	EDCI Holdings, Inc.	4,094	16
*	Hastings Entertainment, Inc.	2,708	16
	Craftmade International, Inc.	4,100	15
*	Outdoor Channel Holdings Inc.	1,667	15
*	Eddie Bauer Holding, Inc.	2,700	14
*	Dolan Media Co.	1,400	14
*	Trump Entertainment Resorts, Inc.	10,947	13
*	Charles & Colvard Ltd.	22,028	13
*	Ashworth, Inc.	3,818	13
*	Hollywood Media Corp.	5,240	12
*	Concord Camera Corp.	4,848	12
*	Salem Communications Corp.	9,254	12
*	Daily Journal Corp.	260	11
*	DEI Holdings, Inc.	10,134	10
*	Nexcen Brands, Inc.	35,670	10
*	Riviera Holdings Corp.	1,220	9
*	Great Wolf Resorts, Inc.	2,310	8
	GateHouse Media, Inc.	17,199	8
*	Emerson Radio Corp.	8,900	8
*	Proliance International Inc.	9,319	7
*	Franklin Covey Co.	929	7
*	Nexstar Broadcasting Group, Inc.	2,995	7
*	Spanish Broadcasting System, Inc.	16,763	6
*,^	Comstock Homebuilding Cos., Inc.	19,060	5
*	Jamba Inc.	5,000	4
*	Ruth's Hospitality Group Inc.	1,000	4
*	S&K Famous Brands Inc.	1,198	4
*	REX Stores Corp.	309	4
	Flexsteel Industries, Inc.	300	3
*	Magna Entertainment Corp.	1,755	3
*	Progressive Gaming International Corp.	1,956	3
*	Blockbuster Inc. Class B	2,111	3
*	Woodbridge Holdings Corp.	884	2
*	Radio One, Inc.	1,680	2
*	Gaming Partners International	282	2
*	Tarragon Corp.	4,005	1
*	E. Gottschalk & Co., Inc.	623	1
*	Young Broadcasting Inc.	3,877	—

*	iRobot Corp.	11	—
*	Gadzooks, Inc.	3,843	—
			856,025
Consumer Staples (10.5%)
	The Procter & Gamble Co.	2,203,345	153,551
	Wal-Mart Stores, Inc.	1,711,426	102,497
	PepsiCo, Inc.	1,144,674	81,581
	The Coca-Cola Co.	1,508,723	79,781
	Philip Morris International Inc.	1,522,250	73,220
	CVS/Caremark Corp.	1,031,571	34,723
	Kraft Foods Inc.	1,050,270	34,396
	Anheuser-Busch Cos., Inc.	514,621	33,389
	Altria Group, Inc.	1,511,450	29,987
	Colgate-Palmolive Co.	366,547	27,619
	Walgreen Co.	714,827	22,131
	Costco Wholesale Corp.	312,755	20,307
	Kimberly-Clark Corp.	302,068	19,586
	General Mills, Inc.	241,804	16,617
	Sysco Corp.	433,469	13,364
	Avon Products, Inc.	308,055	12,806
	The Kroger Co.	452,874	12,445
	H.J. Heinz Co.	227,513	11,355
	Wm. Wrigley Jr. Co.	137,952	10,953
	Kellogg Co.	191,384	10,737
	Archer-Daniels-Midland Co.	418,309	9,165
	Lorillard, Inc.	125,523	8,931
	Safeway, Inc.	316,135	7,499
	UST, Inc.	106,716	7,101
	ConAgra Foods, Inc.	351,912	6,848
	Sara Lee Corp.	509,753	6,438
	Campbell Soup Co.	164,419	6,347
	The Clorox Co.	99,527	6,239
	Reynolds American Inc.	127,951	6,221
	Bunge Ltd.	87,805	5,548
*	Dr. Pepper Snapple Group, Inc.	182,678	4,837
	The Hershey Co.	113,986	4,507
	Molson Coors Brewing Co. Class B	88,729	4,148
	The Estee Lauder Cos. Inc. Class A	74,956	3,741
	Coca-Cola Enterprises, Inc.	211,157	3,541
	SuperValu Inc.	153,445	3,330
	McCormick & Co., Inc.	83,288	3,202
*	Energizer Holdings, Inc.	39,480	3,180
*	Constellation Brands, Inc. Class A	139,602	2,996
	The Pepsi Bottling Group, Inc.	102,434	2,988
	Church & Dwight, Inc.	48,067	2,984
	Brown-Forman Corp. Class B	39,224	2,817
*	Ralcorp Holdings, Inc.	40,635	2,739
*	Dean Foods Co.	109,693	2,562

	Tyson Foods, Inc.	209,094	2,497
^	Whole Foods Market, Inc.	101,565	2,034
	Hormel Foods Corp.	54,273	1,969
	J.M. Smucker Co.	38,197	1,936
	Alberto-Culver Co.	65,696	1,790
	Flowers Foods, Inc.	60,081	1,764
	Corn Products International, Inc.	53,969	1,742
*	BJ's Wholesale Club, Inc.	43,585	1,694
	Longs Drug Stores, Inc.	22,083	1,670
*,^	Hansen Natural Corp.	54,610	1,652
	Herbalife Ltd.	35,596	1,407
*	Smithfield Foods, Inc.	88,270	1,402
*	Central European Distribution Corp.	30,036	1,364
*	NBTY, Inc.	40,133	1,185
	Del Monte Foods Co.	144,559	1,128
	Casey's General Stores, Inc.	35,293	1,065
	Universal Corp. (VA)	19,914	978
	PepsiAmericas, Inc.	46,646	967
*	Chattem, Inc.	11,880	929
	Ruddick Corp.	28,343	920
*	Hain Celestial Group, Inc.	29,574	814
	Wm. Wrigley Jr. Co. Class B	10,178	804
*	United Natural Foods, Inc.	29,701	742
*	Green Mountain Coffee Roasters, Inc.	17,270	679
	Lancaster Colony Corp.	17,969	677
*	Darling International, Inc.	60,556	673
*	TreeHouse Foods Inc.	22,552	670
	Nu Skin Enterprises, Inc.	38,159	619
*	Winn-Dixie Stores, Inc.	38,760	539
	J & J Snack Foods Corp.	15,776	535
*	Chiquita Brands International, Inc.	30,946	489
*,^	Star Scientific, Inc.	135,369	482
	Nash-Finch Co.	11,029	476
*	Bare Escentuals, Inc.	39,367	428
^	Cal-Maine Foods, Inc.	15,453	424
	The Andersons, Inc.	11,563	407
	WD-40 Co.	10,954	394
	Vector Group Ltd.	21,412	378
	Tootsie Roll Industries, Inc.	12,608	364
*	The Pantry, Inc.	16,527	350
*	American Oriental Bioengineering, Inc.	52,161	339
	Ingles Markets, Inc.	14,707	336
	Inter Parfums, Inc.	23,560	319
*,^	Rite Aid Corp.	387,510	314
	Sanderson Farms, Inc.	8,133	299
	Alico, Inc.	5,705	271
*	Elizabeth Arden, Inc.	13,237	260
*	Alliance One International, Inc.	68,293	260

*	Boston Beer Co., Inc. Class A	5,407	257
	Arden Group Inc. Class A	1,722	251
*	Prestige Brands Holdings Inc.	27,762	247
	Lance, Inc.	10,453	237
	Spartan Stores, Inc.	8,763	218
	Coca-Cola Bottling Co.	4,735	207
*	Omega Protein Corp.	16,265	191
*,^	Lifeway Foods, Inc.	15,308	179
*	The Great Atlantic & Pacific Tea Co., Inc.	15,873	172
	PriceSmart, Inc.	9,347	156
*	John B. Sanfilippo & Son, Inc.	17,563	150
*	Central Garden and Pet Co.	24,186	142
*	Susser Holdings Corp.	9,375	141
	Weis Markets, Inc.	3,893	140
*,^	USANA Health Sciences, Inc.	3,274	134
*	Revlon, Inc.	8,572	127
*	Zapata Corp.	17,400	116
^	Mannatech, Inc.	28,460	114
*	Central Garden & Pet Co. Class A	18,392	109
*	Parlux Fragrances, Inc.	20,700	106
*	Medifast, Inc.	14,762	101
	B&G Foods Inc.	13,100	94
	Griffin Land & Nurseries, Inc.	2,432	90
	Diamond Foods, Inc.	3,151	88
	Pilgrim's Pride Corp.	33,636	84
	Farmer Brothers, Inc.	2,875	72
	Oil-Dri Corp. of America	4,218	71
	Imperial Sugar Co.	5,100	69
*	Smart Balance Inc.	7,800	51
	Reddy Ice Holdings, Inc.	9,960	36
*	Spectrum Brands Inc.	23,540	33
*	Nutraceutical International Corp.	2,905	32
*	National Beverage Corp.	3,040	27
*	Physicians Formula Holdings, Inc.	3,400	20
*,^	Jones Soda Co.	10,640	15
	MGP Ingredients, Inc.	4,634	13
*	Inventure Group, Inc.	5,177	9
	Tasty Baking Co. Class A	1,568	6
*	Schiff Nutrition International, Inc.	484	3
*	Monterey Pasta Co.	1,069	2
*	Cusine Solutions, Inc.	700	2
			966,701
Energy (12.2%)
	ExxonMobil Corp.	3,813,156	296,130
	Chevron Corp.	1,492,750	123,122
	ConocoPhillips Co.	1,057,514	77,463
	Schlumberger Ltd.	861,105	67,244
	Occidental Petroleum Corp.	592,319	41,729

	Devon Energy Corp.	305,902	27,898
*	Transocean, Inc.	230,170	25,282
	Apache Corp.	240,798	25,110
	Halliburton Co.	629,639	20,394
	Marathon Oil Corp.	511,006	20,374
	XTO Energy, Inc.	396,516	18,446
	Hess Corp.	209,783	17,219
	Anadarko Petroleum Corp.	337,877	16,390
	EOG Resources, Inc.	179,215	16,033
*	National Oilwell Varco Inc.	299,686	15,053
	Baker Hughes, Inc.	222,313	13,459
	Chesapeake Energy Corp.	370,592	13,289
*	Weatherford International Ltd.	489,630	12,309
	Valero Energy Corp.	381,439	11,558
	Spectra Energy Corp.	456,838	10,873
	Williams Cos., Inc.	421,764	9,975
	Smith International, Inc.	157,935	9,261
	Peabody Energy Corp.	195,954	8,818
	Noble Corp.	194,005	8,517
	Murphy Oil Corp.	130,252	8,354
*	Southwestern Energy Co.	246,796	7,537
	Noble Energy, Inc.	124,354	6,913
	El Paso Corp.	506,858	6,468
*	Ultra Petroleum Corp.	110,314	6,105
	CONSOL Energy, Inc.	131,909	6,053
*	Cameron International Corp.	156,424	6,029
	ENSCO International, Inc.	104,235	6,007
	Diamond Offshore Drilling, Inc.	50,194	5,173
*	Nabors Industries, Inc.	203,252	5,065
	Range Resources Corp.	111,456	4,778
	Pioneer Natural Resources Co.	86,299	4,512
*	FMC Technologies Inc.	92,452	4,304
	BJ Services Co.	212,145	4,058
*	Petrohawk Energy Corp.	178,488	3,861
*	Pride International, Inc.	121,083	3,585
	Arch Coal, Inc.	104,053	3,422
*	Denbury Resources, Inc.	177,568	3,381
	Helmerich & Payne, Inc.	75,386	3,256
*	Newfield Exploration Co.	95,166	3,044
*	Forest Oil Corp.	60,933	3,022
	Sunoco, Inc.	84,373	3,002
	Cimarex Energy Co.	59,850	2,927
*	Plains Exploration & Production Co.	77,604	2,729
*	Alpha Natural Resources, Inc.	50,792	2,612
	Cabot Oil & Gas Corp.	70,730	2,556
	Rowan Cos., Inc.	81,288	2,483
*	Kinder Morgan Management, LLC	48,797	2,401
	Patterson-UTI Energy, Inc.	111,590	2,234

*	Whiting Petroleum Corp.	30,715	2,189
*	Oceaneering International, Inc.	39,856	2,125
	Massey Energy Co.	58,251	2,078
	Tidewater Inc.	36,028	1,995
*	Dresser Rand Group, Inc.	62,131	1,955
	Walter Industries, Inc.	40,055	1,901
*	Superior Energy Services, Inc.	58,480	1,821
*	Unit Corp.	34,242	1,706
	Southern Union Co.	81,142	1,676
*	Comstock Resources, Inc.	33,172	1,660
	Tesoro Corp.	99,956	1,648
	Core Laboratories N.V.	15,982	1,619
	Penn Virginia Corp.	30,214	1,615
	St. Mary Land & Exploration Co.	44,664	1,592
*	Encore Acquisition Co.	37,036	1,547
*	Helix Energy Solutions Group, Inc.	63,388	1,539
*	Atwood Oceanics, Inc.	41,902	1,525
*	Quicksilver Resources, Inc.	75,114	1,474
*	Continental Resources, Inc.	36,983	1,451
*	Exterran Holdings, Inc.	45,313	1,448
	Frontier Oil Corp.	75,903	1,398
*	Oil States International, Inc.	36,117	1,277
*	IHS Inc. Class A	26,389	1,257
	Overseas Shipholding Group Inc.	21,308	1,242
*	SEACOR Holdings Inc.	15,349	1,212
	Foundation Coal Holdings, Inc.	33,428	1,189
*	Mariner Energy Inc.	57,817	1,185
*	Patriot Coal Corp.	39,236	1,140
*	EXCO Resources, Inc.	64,739	1,057
*	SandRidge Energy, Inc.	53,600	1,051
	Berry Petroleum Class A	26,607	1,030
*	Grey Wolf, Inc.	131,710	1,025
*	Arena Resources, Inc.	26,036	1,012
*	Concho Resources, Inc.	36,537	1,009
*	Hercules Offshore, Inc.	65,043	986
*	Dril-Quip, Inc.	22,192	963
	Atlas America, Inc.	26,827	915
*	Stone Energy Corp.	21,566	913
	Holly Corp.	31,390	908
*	ION Geophysical Corp.	61,503	873
*	Swift Energy Co.	22,503	871
	Lufkin Industries, Inc.	10,770	855
*	Goodrich Petroleum Corp.	18,858	822
	CARBO Ceramics Inc.	15,162	783
*	McMoRan Exploration Co.	32,436	767
*	TETRA Technologies, Inc.	55,269	765
*	Willbros Group, Inc.	28,800	763
*	Carrizo Oil & Gas, Inc.	20,416	740

*	Bill Barrett Corp.	22,832	733
	Crosstex Energy, Inc.	29,224	730
*	Complete Production Services, Inc.	35,707	719
*	Rosetta Resources, Inc.	38,008	698
*	Parker Drilling Co.	83,656	671
*	BPZ Energy, Inc.	38,775	667
*	Delta Petroleum Corp.	49,049	666
*	Bristow Group, Inc.	19,333	654
*	Hornbeck Offshore Services, Inc.	16,936	654
	W&T Offshore, Inc.	22,294	608
*,^	International Coal Group, Inc.	95,383	595
*	Gulfmark Offshore, Inc.	13,122	589
*	Vaalco Energy, Inc.	82,965	567
*	Brigham Exploration Co.	49,266	541
*	Contango Oil & Gas Co.	10,000	540
*	Matrix Service Co.	28,140	537
	Gulf Island Fabrication, Inc.	14,763	509
*	NATCO Group Inc.	12,627	507
*	Enbridge Energy Management LLC	12,062	505
*	Clayton Williams Energy, Inc.	7,111	502
*	GMX Resources Inc.	10,235	489
*	Basic Energy Services Inc.	22,709	484
*	CNX Gas Corp.	21,572	483
*	Global Industries Ltd.	69,565	483
*	Callon Petroleum Co.	26,349	475
*	Petroleum Development Corp.	10,533	467
*	Pioneer Drilling Co.	35,133	467
*	PetroQuest Energy, Inc.	28,860	443
*	Oilsands Quest, Inc.	144,558	432
*	Newpark Resources, Inc.	58,683	428
*,^	USEC Inc.	72,509	392
*	James River Coal Co.	17,549	386
*,^	FX Energy, Inc.	51,135	380
*	Dawson Geophysical Co.	8,031	375
	World Fuel Services Corp.	16,046	370
*	ATP Oil & Gas Corp.	20,589	367
*	Energy Partners, Ltd.	38,074	330
	General Maritime Corp.	16,523	322
*	T-3 Energy Services, Inc.	8,100	301
	Arlington Tankers Ltd.	19,008	292
	RPC Inc.	19,518	274
*	Bronco Drilling Co., Inc.	26,040	266
*	Harvest Natural Resources, Inc.	26,088	264
*	Warren Resources Inc.	26,047	260
*	PHI Inc. Non-Voting Shares	6,963	257
*	Abraxas Petroleum Corp.	95,410	249
*	Double Eagle Petroleum Co.	17,148	245
*	Allis-Chalmers Energy Inc.	17,570	222

*	Parallel Petroleum Corp.	22,879	216
^	Alon USA Energy, Inc.	14,856	200
*	TXCO Resources Inc.	19,654	197
*	ENGlobal Corp.	14,800	196
*	Cal Dive International, Inc.	18,168	193
^	Western Refining, Inc.	18,327	185
*	Endeavor International Corp.	127,292	168
*	The Meridian Resource Corp.	72,640	134
*	Harken Energy Corp.	16,344	129
*	Union Drilling, Inc.	12,040	128
*	Aventine Renewable Energy Holdings, Inc.	39,247	124
*	Superior Well Services, Inc.	4,900	124
*,^	Evergreen Energy, Inc.	130,819	123
*	Gasco Energy Inc.	64,680	118
	Delek US Holdings, Inc.	12,406	115
*	Toreador Resources Corp.	10,900	98
*	SulphCo, Inc.	48,050	97
*	Natural Gas Services Group	5,200	91
*	Trico Marine Services, Inc.	4,901	84
*	VeraSun Energy Corp.	26,255	82
*	CVR Energy, Inc.	9,600	82
*	Veneco Inc.	6,285	82
*	Gulfport Energy Corp.	8,000	80
*	Credo Pete Corp.	10,186	75
*,^	Cheniere Energy, Inc.	31,466	71
*	Rentech, Inc.	52,445	70
*	OYO Geospace Corp.	1,729	68
*	Westmoreland Coal Co.	3,998	63
*	CanArgo Energy Corp.	394,800	55
*	Edge Petroleum Corp.	24,405	44
*	Mitcham Industries, Inc.	4,000	40
*	Pacific Ethanol, Inc.	26,820	37
*	Clean Energy Fuels Corp.	2,500	35
*	Bolt Technology Corp.	2,300	33
*	Syntroleum Corp.	28,304	31
*,^	Verenium Corp.	31,133	29
*	Cano Petroleum Inc.	12,200	28
*	Kodiak Oil & Gas Corp.	17,400	26
	Panhandle Royalty Co.	600	17
	CanArgo Energy Corp. Rights Exp. 10/24/08	391,800	16
*	Uranium Resources Inc.	7,500	13
*	RAM Energy Resources, Inc.	3,700	11
*,^	Transmeridian Exploration Inc.	12,400	4
	APCO Argentina Inc.	100	3
			1,120,599
Financials (16.7%)
	JPMorgan Chase & Co.	2,643,546	123,454
	Bank of America Corp.	3,290,208	115,157

	Wells Fargo & Co.	2,264,363	84,982
	Citigroup, Inc.	3,788,722	77,707
	U.S. Bancorp	1,256,150	45,247
	The Goldman Sachs Group, Inc.	282,233	36,126
	Merrill Lynch & Co., Inc.	1,124,309	28,445
	MetLife, Inc.	495,541	27,750
	Bank of New York Mellon Corp.	825,474	26,894
	American Express Co.	752,418	26,658
*	Berkshire Hathaway Inc. Class B	5,816	25,561
	Prudential Financial, Inc.	313,276	22,556
	AFLAC Inc.	343,095	20,157
	The Travelers Cos., Inc.	436,473	19,729
	PNC Financial Services Group	249,597	18,645
	Charles Schwab Corp.	703,358	18,287
	State Street Corp.	307,880	17,512
	The Allstate Corp.	377,660	17,418
	Morgan Stanley	719,127	16,540
	CME Group, Inc.	43,694	16,233
	Simon Property Group, Inc. REIT	162,224	15,736
^	BB&T Corp.	394,715	14,920
	The Chubb Corp.	263,766	14,481
	Capital One Financial Corp.	270,824	13,812
	Ace Ltd.	240,374	13,011
	Marsh & McLennan Cos., Inc.	369,238	11,727
	SunTrust Banks, Inc.	240,775	10,832
	Franklin Resources Corp.	119,486	10,530
	Northern Trust Corp.	142,986	10,324
	T. Rowe Price Group Inc.	178,107	9,566
	Loews Corp.	236,168	9,326
	The Hartford Financial Services Group Inc.	227,165	9,311
	Vornado Realty Trust REIT	99,798	9,077
	Public Storage, Inc. REIT	91,607	9,070
	Aon Corp.	194,088	8,726
	Equity Residential REIT	195,230	8,670
	The Principal Financial Group, Inc.	186,904	8,128
	Boston Properties, Inc. REIT	86,472	8,099
	Progressive Corp. of Ohio	464,505	8,082
	Lincoln National Corp.	187,193	8,014
	ProLogis REIT	189,265	7,811
	HCP, Inc. REIT	180,222	7,232
	Unum Group	249,963	6,274
	Hudson City Bancorp, Inc.	337,204	6,221
	Plum Creek Timber Co. Inc. REIT	123,570	6,161
	Ameriprise Financial, Inc.	160,361	6,126
	Leucadia National Corp.	134,368	6,106
	Kimco Realty Corp. REIT	164,797	6,088
	Invesco, Ltd.	279,800	5,870
	American International Group, Inc.	1,729,739	5,760

*	Berkshire Hathaway Inc. Class A	43	5,616
	Avalonbay Communities, Inc. REIT	55,574	5,470
	Wachovia Corp.	1,558,616	5,455
	Annaly Mortgage Management Inc. REIT	381,632	5,133
	Moody's Corp.	150,150	5,105
	Ventas, Inc. REIT	99,942	4,939
	Regions Financial Corp.	501,504	4,814
	People's United Financial Inc.	249,742	4,808
	Host Hotels & Resorts Inc. REIT	358,037	4,758
	M & T Bank Corp.	51,751	4,619
	Fifth Third Bancorp	373,399	4,443
	Discover Financial Services	311,402	4,304
	KeyCorp	350,463	4,185
*	SLM Corp.	336,947	4,158
	Assurant, Inc.	72,598	3,993
	New York Community Bancorp, Inc.	235,305	3,951
	XL Capital Ltd. Class A	219,511	3,938
	Torchmark Corp.	64,860	3,879
	Everest Re Group, Ltd.	44,732	3,871
	Legg Mason Inc.	100,481	3,824
	NYSE Euronext	95,684	3,749
*,^	American Capital Ltd.	146,484	3,737
	Health Care Inc. REIT	70,197	3,737
	Federal Realty Investment Trust REIT	42,453	3,634
	Comerica, Inc.	108,618	3,562
	Marshall & Ilsley Corp.	168,371	3,393
	Regency Centers Corp. REIT	50,557	3,372
	The Macerich Co. REIT	52,426	3,337
*	IntercontinentalExchange Inc.	40,795	3,291
	Willis Group Holdings Ltd.	101,969	3,290
	Axis Capital Holdings Ltd.	102,024	3,235
	AMB Property Corp. REIT	70,784	3,207
	Cincinnati Financial Corp.	111,878	3,182
*	Nasdaq Stock Market Inc.	100,892	3,084
^	Zions Bancorp	77,328	2,993
	Janus Capital Group Inc.	117,509	2,853
	Eaton Vance Corp.	79,071	2,786
*	TD Ameritrade Holding Corp.	171,243	2,774
	White Mountains Insurance Group Inc.	5,866	2,756
	Developers Diversified Realty Corp. REIT	86,529	2,742
	SL Green Realty Corp. REIT	42,204	2,735
	Genworth Financial Inc.	312,619	2,692
	Rayonier Inc. REIT	56,639	2,682
	PartnerRe Ltd.	39,246	2,672
	General Growth Properties Inc. REIT	173,753	2,624
	Alexandria Real Estate Equities, Inc. REIT	23,214	2,612
*,^	The St. Joe Co.	66,758	2,610
	Duke Realty Corp. REIT	105,930	2,604

	W.R. Berkley Corp.	109,483	2,578
*	Philadelphia Consolidated Holding Corp.	43,828	2,567
	Liberty Property Trust REIT	66,998	2,522
	Nationwide Health Properties, Inc. REIT	69,566	2,503
*	Affiliated Managers Group, Inc.	29,604	2,453
	UDR, Inc. REIT	92,643	2,423
*	Markel Corp.	6,827	2,400
*	Arch Capital Group Ltd.	32,432	2,369
	RenaissanceRe Holdings Ltd.	44,494	2,314
	Digital Realty Trust, Inc. REIT	48,874	2,309
	Cullen/Frost Bankers, Inc.	38,265	2,296
	Raymond James Financial, Inc.	69,108	2,279
	Apartment Investment & Management Co. Class A REIT	64,965	2,275
	HCC Insurance Holdings, Inc.	83,700	2,260
	Essex Property Trust, Inc. REIT	18,499	2,189
	SEI Investments Co.	97,950	2,174
	Fidelity National Financial, Inc. Class A	147,277	2,165
	Synovus Financial Corp.	203,563	2,107
	Commerce Bancshares, Inc.	44,332	2,057
	Old Republic International Corp.	159,141	2,029
	Huntington Bancshares Inc.	251,659	2,011
	Weingarten Realty Investors REIT	54,717	1,952
^	Valley National Bancorp	92,709	1,943
	Senior Housing Properties Trust REIT	81,302	1,937
	Federated Investors, Inc.	66,511	1,918
	Taubman Co. REIT	38,325	1,916
^	Realty Income Corp. REIT	73,508	1,882
	Brown & Brown, Inc.	86,544	1,871
	Bank of Hawaii Corp.	34,767	1,858
	StanCorp Financial Group, Inc.	35,567	1,849
	BRE Properties Inc. Class A REIT	37,110	1,818
	Jefferies Group, Inc.	82,218	1,799
	Camden Property Trust REIT	38,621	1,771
*	CB Richard Ellis Group, Inc.	131,849	1,763
	Apollo Investment Corp.	103,105	1,758
	Associated Banc-Corp.	87,765	1,751
^	MBIA, Inc.	146,315	1,741
	Arthur J. Gallagher & Co.	67,473	1,731
	The Hanover Insurance Group Inc.	37,273	1,697
	First American Corp.	57,290	1,690
	Aspen Insurance Holdings Ltd.	61,099	1,680
	CapitalSource Inc. REIT	135,141	1,662
	Nationwide Financial Services, Inc.	33,475	1,651
	Highwood Properties, Inc. REIT	46,360	1,649
	Douglas Emmett, Inc. REIT	70,586	1,628
	Mack-Cali Realty Corp. REIT	47,659	1,614
	City National Corp.	29,606	1,608
	Popular, Inc.	193,918	1,608

	American Financial Group, Inc.	53,320	1,573
	Sovereign Bancorp, Inc.	396,204	1,565
	BancorpSouth, Inc.	53,837	1,514
	TCF Financial Corp.	82,946	1,493
	Corporate Office Properties Trust, Inc. REIT	36,870	1,488
	Waddell & Reed Financial, Inc.	60,013	1,485
*	Alleghany Corp.	3,955	1,444
	CIT Group Inc.	206,058	1,434
^	Wilmington Trust Corp.	49,201	1,418
	Forest City Enterprise Class A	46,047	1,412
^	Allied Capital Corp.	129,762	1,401
	Hospitality Properties Trust REIT	67,807	1,391
	Protective Life Corp.	48,507	1,383
	BioMed Realty Trust, Inc. REIT	52,201	1,381
	Fulton Financial Corp.	126,471	1,380
*	SVB Financial Group	23,460	1,359
	Home Properties, Inc. REIT	23,218	1,345
	Potlatch Corp. REIT	28,763	1,334
	First Horizon National Corp.	140,378	1,334
	Washington REIT	36,204	1,326
	Entertainment Properties Trust REIT	23,921	1,309
	National Retail Properties REIT	53,575	1,283
	First Niagara Financial Group, Inc.	80,938	1,275
	Platinum Underwriters Holdings, Ltd.	35,350	1,254
*	ProAssurance Corp.	22,334	1,251
	Astoria Financial Corp.	60,000	1,244
	FirstMerit Corp.	59,151	1,242
*,^	Reinsurance Group of America, Incorp. Class A	22,931	1,238
^	Susquehanna Bancshares, Inc.	62,709	1,224
	Westamerica Bancorporation	21,210	1,220
*	MSCI, Inc.-Class A Shares	50,546	1,213
	Healthcare Realty Trust Inc. REIT	41,033	1,196
	Fannie Mae	778,173	1,191
	Omega Healthcare Investors, Inc. REIT	60,201	1,184
	Washington Federal Inc.	64,058	1,182
	IPC Holdings Ltd.	38,737	1,170
	Hilb, Rogal and Hamilton Co.	24,890	1,163
	Endurance Specialty Holdings Ltd.	37,317	1,154
	Kilroy Realty Corp. REIT	23,968	1,145
	HRPT Properties Trust REIT	165,007	1,137
	Whitney Holdings Corp.	46,378	1,125
^	Colonial BancGroup, Inc.	141,306	1,111
	Montpelier Re Holdings Ltd.	66,173	1,093
	UMB Financial Corp.	20,696	1,087
	International Bancshares Corp.	40,147	1,084
	Mercury General Corp.	19,791	1,084
	NewAlliance Bancshares, Inc.	71,978	1,082
*,^	E*TRADE Financial Corp.	380,552	1,066

	TFS Financial Corp.	83,713	1,048
	Transatlantic Holdings, Inc.	19,251	1,046
	United Bankshares, Inc.	29,869	1,045
	Erie Indemnity Co. Class A	24,315	1,028
	Brandywine Realty Trust REIT	64,058	1,027
	Jones Lang LaSalle Inc.	23,417	1,018
	F.N.B. Corp.	63,227	1,010
	Allied World Assurance Holdings, Ltd.	28,373	1,008
	Tanger Factory Outlet Centers, Inc. REIT	22,850	1,001
	Prosperity Bancshares, Inc.	29,340	997
	American Campus Communities, Inc. REIT	29,400	996
	Zenith National Insurance Corp.	26,835	983
*	Investment Technology Group, Inc.	32,234	981
*	Knight Capital Group, Inc. Class A	64,655	961
	Webster Financial Corp.	37,954	958
	Old National Bancorp	47,789	957
	Mid-America Apartment Communities, Inc. REIT	19,318	949
	Odyssey Re Holdings Corp.	21,561	944
	DCT Industrial Trust Inc. REIT	124,598	933
	CBL & Associates Properties, Inc. REIT	46,434	932
^	National City Corp.	530,857	929
	Glacier Bancorp, Inc.	37,191	921
	CVB Financial Corp.	66,196	920
	First Industrial Realty Trust REIT	32,050	919
	Equity Lifestyle Properties, Inc. REIT	17,241	914
	Post Properties, Inc. REIT	32,508	909
*,^	KBW Inc.	27,316	900
^	PrivateBancorp, Inc.	21,593	900
	Selective Insurance Group	39,211	899
	First Commonwealth Financial Corp.	66,320	893
	Pacific Capital Bancorp	43,867	893
*	Signature Bank	25,447	888
	NBT Bancorp, Inc.	29,519	883
	Hancock Holding Co.	17,303	882
^	Greenhill & Co., Inc.	11,854	874
	EastGroup Properties, Inc. REIT	17,978	873
	First Midwest Bancorp, Inc.	35,858	869
*,^	AmeriCredit Corp.	84,345	854
	Unitrin, Inc.	34,116	851
	Delphi Financial Group, Inc.	30,278	849
	MB Financial, Inc.	25,594	846
	Extra Space Storage Inc. REIT	54,901	843
*	Argo Group International Holdings	22,799	840
	S & T Bancorp, Inc.	22,762	838
	BOK Financial Corp.	17,166	831
	R.L.I. Corp.	13,379	831
	MFA Mortgage Investments, Inc. REIT	125,895	818
	PacWest Bancorp	28,227	807

	Cousins Properties, Inc. REIT	31,942	807
	Freddie Mac	470,249	804
	First Financial Bankshares, Inc.	15,495	804
	Assured Guaranty Ltd.	49,194	800
*	Stifel Financial Corp.	15,889	793
*	Reinsurance Group of America, Inc. Group-B	16,440	780
	Sterling Bancshares, Inc.	74,309	777
	Cash America International Inc.	21,527	776
	Chemical Financial Corp.	24,911	776
	Max Re Capital Ltd.	32,722	760
	First BanCorp Puerto Rico	68,643	759
	National Penn Bancshares Inc.	51,855	757
	Community Bank System, Inc.	29,938	753
	Lexington Realty Trust REIT	43,562	750
	Ares Capital Corp.	71,614	747
	The Phoenix Cos., Inc.	80,330	742
^	Cathay General Bancorp	31,156	742
	Trustmark Corp.	35,405	734
	Acadia Realty Trust REIT	28,591	723
	Brookline Bancorp, Inc.	56,295	720
	Capitol Federal Financial	16,198	718
	City Holding Co.	16,338	690
	LaSalle Hotel Properties REIT	29,431	686
	First Financial Bancorp	46,697	682
	Saul Centers, Inc. REIT	13,479	681
	Inland Real Estate Corp. REIT	43,324	680
*	Piper Jaffray Cos., Inc.	15,499	670
	Central Pacific Financial Co.	39,185	659
	Infinity Property & Casualty Corp.	15,945	657
*	Interactive Brokers Group, Inc.	29,400	652
^	Umpqua Holdings Corp.	43,852	645
	PS Business Parks, Inc. REIT	11,193	645
	Equity One, Inc. REIT	31,272	641
	TrustCo Bank NY	54,658	640
	MGIC Investment Corp.	90,485	636
	UCBH Holdings, Inc.	98,218	630
	IBERIABANK Corp.	11,749	621
^	East West Bancorp, Inc.	44,979	616
^	First Busey Corp.	33,575	615
	Employers Holdings, Inc.	35,311	614
	DiamondRock Hospitality Co. REIT	66,547	606
^	Frontier Financial Corp.	45,065	605
	Bank Mutual Corp.	52,859	600
	Sovran Self Storage, Inc. REIT	13,381	598
	Community Trust Bancorp Inc.	17,265	594
	optionsXpress Holdings Inc.	30,502	592
*	EZCORP, Inc.	31,365	590
	Colonial Properties Trust REIT	31,351	586

	WesBanco, Inc.	21,765	579
	Cedar Shopping Centers, Inc. REIT	43,120	570
	Wintrust Financial Corp.	19,395	569
^	Park National Corp.	7,237	564
^	United Community Banks, Inc.	42,282	561
	Provident Financial Services Inc.	33,520	553
^	Capital City Bank Group, Inc.	17,593	552
*	Pinnacle Financial Partners, Inc.	17,804	548
	First Citizens BancShares Class A	3,049	546
	First Community Bancshares, Inc.	14,344	538
*	FPIC Insurance Group, Inc.	10,319	530
	Capital Southwest Corp.	3,699	525
*	Ocwen Financial Corp.	64,694	521
*	PHH Corp.	38,882	517
	Sunstone Hotel Investors, Inc. REIT	37,636	508
	Pennsylvania REIT	26,850	506
*	Investors Bancorp, Inc.	33,203	500
	Berkshire Hills Bancorp, Inc.	15,490	496
	Calamos Asset Management, Inc.	27,526	493
	Financial Federal Corp.	21,458	492
*	Hilltop Holdings Inc.	47,137	486
	Harleysville Group, Inc.	12,715	481
*	Amerisafe Inc.	25,789	469
	American Physicians Capital, Inc.	11,082	469
	Arrow Financial Corp.	15,897	468
*	Conseco, Inc.	132,069	465
	Northwest Bancorp, Inc.	16,616	458
	FBL Financial Group, Inc. Class A	16,406	458
^	Ambac Financial Group, Inc.	195,420	455
	Provident New York Bancorp, Inc.	34,241	453
	Horace Mann Educators Corp.	35,092	452
	BancFirst Corp.	9,179	444
	Amtrust Financial Services Inc.	32,638	444
	Sterling Financial Corp.	30,346	440
	National Health Investors REIT	12,808	438
	Capstead Mortgage Corp. REIT	39,946	437
	Gamco Investors Inc. Class A	7,308	433
^	Anthracite Capital Inc. REIT	79,558	426
	Dime Community Bancshares	27,824	423
*	Crawford & Co. Class B	26,931	421
	BankFinancial Corp.	28,689	421
*	FCStone Group, Inc.	23,300	419
*	Navigators Group, Inc.	7,195	417
	Columbia Banking System, Inc.	23,307	413
^	Redwood Trust, Inc. REIT	18,663	406
	Franklin Street Properties Corp. REIT	31,117	405
*	Alexander's, Inc. REIT	1,010	404
*	Guaranty Bancorp	65,579	400

*	Beneficial Mutual Bancorp, Inc.	31,324	396
	Amcore Financial, Inc.	42,590	394
^	Arbor Realty Trust, Inc. REIT	39,362	394
	Strategic Hotels and Resorts, Inc. REIT	52,091	393
*,^	Citizens, Inc.	47,530	391
	Capitol Bancorp Ltd.	20,016	390
*,^	Portfolio Recovery Associates, Inc.	7,895	384
	Safety Insurance Group, Inc.	10,094	383
	First Merchants Corp.	16,741	382
^	Boston Private Financial Holdings, Inc.	43,653	382
	Abington Community Bancorp Inc.	37,316	378
	National Financial Partners Corp.	25,138	377
*	Enstar Group Ltd.	3,800	370
*	LaBranche & Co. Inc.	80,793	364
^	The South Financial Group, Inc.	49,381	362
*	World Acceptance Corp.	10,021	361
	Medical Properties Trust Inc. REIT	31,592	359
	Anworth Mortgage Asset Corp. REIT	58,025	344
	Clifton Savings Bancorp, Inc.	28,385	340
*	Forestar Real Estate Group, Inc.	22,964	339
*	MF Global Ltd.	76,907	334
	Associated Estates Realty Corp. REIT	25,573	333
	Agree Realty Corp. REIT	11,533	330
	American Equity Investment Life Holding Co.	43,787	328
^	Gladstone Capital Corp.	21,485	327
*	Dollar Financial Corp.	21,180	326
	Stewart Information Services Corp.	10,956	326
	Ashford Hospitality Trust REIT	80,178	325
	LTC Properties, Inc. REIT	11,070	325
^	CoBiz Inc.	27,019	324
*,^	Asset Acceptance Capital Corp.	30,683	323
	SWS Group, Inc.	15,692	316
*	United America Indemnity, Ltd.	22,100	314
	Ameris Bancorp	21,072	313
	Presidential Life Corp.	19,593	309
^	Cohen & Steers, Inc.	10,879	308
*	Avatar Holding, Inc.	9,241	305
	Kearny Financial Corp.	24,900	305
	City Bank Lynnwood (WA)	19,280	301
	Citizens Banking Corp.	97,557	300
^	Cascade Bancorp	32,979	293
^	Provident Bankshares Corp.	30,121	292
	EMC Insurance Group, Inc.	9,739	287
	Hercules Technology Growth Capital, Inc.	29,500	286
	Sanders Morris Harris Group Inc.	33,002	285
	Baldwin & Lyons, Inc. Class B	11,854	284
	Investors Real Estate Trust REIT	25,123	281
	Harleysville National Corp.	16,158	274

^	Capital Trust Class A REIT	17,639	273
*	PICO Holdings, Inc.	7,546	271
^	Enterprise Financial Services Corp.	11,986	270
^	Sierra Bancorp	12,949	270
	American Land Lease, Inc. REIT	13,579	264
*	Western Alliance Bancorp	16,963	262
	Education Realty Trust, Inc. REIT	23,305	258
	Independent Bank Corp. (MA)	8,264	258
*	Encore Capital Group, Inc.	18,700	256
	Anchor Bancorp Wisconsin Inc.	34,847	256
^	Ames National Corp.	9,799	254
	United Fire & Casualty Co.	8,876	254
	FelCor Lodging Trust, Inc. REIT	35,270	253
	U-Store-It Trust REIT	20,522	252
	LandAmerica Financial Group, Inc.	10,344	251
^	iStar Financial Inc. REIT	95,098	247
	First Source Corp.	10,221	240
*	First Cash Financial Services, Inc.	16,000	240
	Parkway Properties Inc. REIT	6,310	239
	Radian Group, Inc.	47,146	238
	First Potomac REIT	13,781	237
*	TradeStation Group, Inc.	25,140	235
	Bancorp Rhode Island Inc.	8,155	234
*,^	Ladenburg Thalmann Financial Services, Inc.	129,695	233
	Donegal Group Inc. Class A	12,779	232
	Medallion Financial Corp.	22,087	231
	National Western Life Insurance Co. Class A	954	231
	Kite Realty Group Trust REIT	20,750	228
	First Financial Holdings, Inc.	8,344	218
	Getty Realty Holding Corp. REIT	9,776	217
	Banner Corp.	17,916	215
	Resource America, Inc.	22,502	214
	DuPont Fabros Technology Inc.	13,957	213
	U.S. Global Investors, Inc. Class A	21,126	212
	GFI Group Inc.	44,696	211
	Consolidated-Tomoka Land Co.	4,867	210
	NYMAGIC, Inc.	8,297	209
	Meadowbrook Insurance Group, Inc.	28,635	202
	Hanmi Financial Corp.	39,333	199
	Universal Health Realty Income REIT	5,061	197
	OneBeacon Insurance Group Ltd.	9,300	197
	State Auto Financial Corp.	6,702	195
	Glimcher Realty Trust REIT	18,562	194
	Center Financial Corp.	15,049	192
^	Newcastle Investment Corp. REIT	30,001	191
	Flushing Financial Corp.	10,852	190
	Tower Group, Inc.	8,057	190
	First Place Financial Corp.	14,747	189

	Bryn Mawr Bank Corp.	8,596	189
	American National Bankshares Inc.	10,549	187
^	Corus Bankshares Inc.	46,082	187
	Friedman, Billings, Ramsey Group, Inc. REIT	92,285	185
*	Tejon Ranch Co.	4,965	184
	Advance America, Cash Advance Centers, Inc.	61,188	183
*	CNA Surety Corp.	10,946	183
	Advanta Corp. Class B	22,200	183
*,^	CompuCredit Corp.	46,124	181
	The PMI Group Inc.	60,473	178
*	Ameriserv Financial Inc.	75,453	178
*	Pennsylvania Commerce Bancorp, Inc.	5,972	178
	Simmons First National Corp.	4,909	175
	BGC Partners, Inc.	40,443	173
	CapLease, Inc. REIT	21,720	172
	Compass Diversified Trust	11,940	166
*	Texas Capital Bancshares, Inc.	7,957	165
	NorthStar Realty Finance Corp. REIT	21,140	164
	WSFS Financial Corp.	2,698	162
	MCG Capital Corp.	59,899	157
	Oriental Financial Group Inc.	8,785	157
	Lakeland Bancorp, Inc.	13,305	156
	Quanta Capital Holdings Ltd.	55,481	153
	Cadence Financial Corp.	16,200	150
	CFS Bancorp, Inc.	16,181	150
	Chimera Investment Corp.	24,000	149
	First Financial Corp. (IN)	3,130	147
	Maguire Properties, Inc. REIT	24,623	147
^	RAIT Financial Trust REIT	26,606	146
	Urstadt Biddle Properties Class A REIT	7,698	144
	Suffolk Bancorp	3,576	141
	Nelnet, Inc.	9,846	140
	OceanFirst Financial Corp.	7,712	140
*	PMA Capital Corp. Class A	15,832	140
	Center Bancorp, Inc.	13,580	138
	First of Long Island Corp.	5,666	137
	Atlantic Coast Federal Corp.	17,499	135
*	Penson Worldwide, Inc.	9,728	135
^	Alesco Financial, Inc. REIT	148,857	134
^	BancTrust Financial Group, Inc.	10,076	132
	Cardinal Financial Corp.	16,306	132
	Cascade Financial Corp.	17,541	131
	Republic Bancorp, Inc. Class A	4,328	131
	First Bancorp (NC)	7,508	128
	Heartland Financial USA, Inc.	5,111	128
	Sun Communities, Inc. REIT	6,380	126
	BRT Realty Trust REIT	14,685	126
	Student Loan Corp.	1,309	122

	Greene County Bancshares	5,100	120
	S.Y. Bancorp, Inc.	3,884	119
*	Marlin Business Services Inc.	13,638	116
*,^	First Federal Financial Corp.	14,443	113
^	The First Marblehead Corp.	44,916	112
	Evercore Partners Inc.	6,200	111
	Camden National Corp.	3,106	109
	Castlepoint Holdings Ltd.	9,700	108
	Ramco-Gershenson Properties Trust REIT	4,805	108
*	Greenlight Capital Re. Ltd.	4,649	107
	Univest Corp. of Pennsylvania	2,888	107
*	eHealth, Inc.	6,600	106
	BlackRock Kelso Capital Corp.	9,114	105
	Renasant Corp.	4,799	104
*	American Independence Corp.	15,579	104
*	MarketAxess Holdings, Inc.	12,708	103
	First State Bancorporation	19,054	102
^	ASTA Funding, Inc.	14,455	101
*	BankAtlantic Bancorp, Inc. Class A	12,277	101
	Winthrop Realty Trust Inc. REIT	25,638	100
	Merchants Bancshares, Inc.	4,026	98
*	First Acceptance Corp.	28,251	96
	Ameriana Bancorp	11,143	96
	StellarOne Corp.	4,635	96
	Washington Trust Bancorp, Inc.	3,553	95
	Eastern Virginia Bankshares, Inc.	7,487	94
*	Rewards Network Inc.	18,117	91
	Capital Bank Corp.	9,471	90
	Sandy Spring Bancorp, Inc.	4,053	90
	TowneBank	4,000	88
	Flagstone Reinsurance Holdings Ltd.	8,519	87
	Union Bankshares Corp.	3,639	87
	MVC Capital, Inc.	5,660	86
*	Guaranty Financial Group, Inc.	21,664	86
	Financial Institutions, Inc.	4,247	85
	Mission West Properties Inc. REIT	8,567	83
	Camco Financial Corp.	8,512	83
*	Reis, Inc.	13,650	81
	First Defiance Financial Corp.	7,312	80
	Flagstar Bancorp, Inc.	26,809	80
	TriCo Bancshares	3,642	78
	Prospect Energy Corp.	6,100	78
	Tompkins Trustco, Inc.	1,547	78
^	Old Second Bancorp, Inc.	4,202	78
	Bank of the Ozarks, Inc.	2,856	77
	VIST Financial Corp.	6,411	77
	Heritage Commerce Corp.	5,040	77
	Southside Bancshares, Inc.	2,983	75

	Southwest Bancorp, Inc.	4,254	75
	Nara Bancorp, Inc.	6,629	74
	German American Bancorp	6,316	74
	Hersha Hospitality Trust REIT	9,885	74
	CBRE Realty Finance Inc. REIT	54,318	73
	Irwin Financial Corp.	18,070	71
*	Waterstone Financial, Inc.	7,200	70
*	Cowen Group, Inc.	8,200	70
	Colony Bankcorp, Inc.	6,706	70
	West Coast Bancorp	4,749	70
^	Columbia Bancorp (OR)	11,149	68
	Sterling Bancorp	4,685	68
	Great Southern Bancorp, Inc.	5,253	67
	Peoples Bancorp, Inc.	3,062	67
*	Community Bancorp	10,370	66
	Smithtown Bancorp, Inc.	2,863	64
	Gramercy Capital Corp. REIT	24,868	64
*	Consumer Portfolio Services, Inc.	27,451	63
	Century Bancorp, Inc. Class A	4,105	61
^	Shore Bancshares, Inc.	2,379	61
*	United PanAm Financial Corp.	16,541	61
*	Sun Bancorp, Inc. (NJ)	4,449	60
	Citizens First Bancorp, Inc.	11,243	60
	Independent Bank Corp. (MI)	9,627	60
*	First Mercury Financial Corp.	4,000	57
	Investors Title Co.	1,347	57
*	Ampal-American Israel Corp.	18,048	56
^	Downey Financial Corp.	19,744	55
^	First South Bancorp, Inc.	3,129	54
	LSB Corp.	4,999	53
	PremierWest Bancorp	6,146	50
*	First Regional Bancorp	7,914	49
	Federal Agricultural Mortgage Corp. Class C	12,037	49
	Comm Bancorp, Inc.	1,169	49
^	Seacoast Banking Corp. of Florida	4,404	47
	Wilshire Bancorp Inc.	3,876	47
*	Maui Land & Pineapple Co., Inc.	1,676	46
*	Stratus Properties Inc.	1,599	44
*	Oritani Financial Corp.	2,600	44
	Willow Grove Bancorp, Inc.	4,746	43
	Peapack Gladstone Financial Corp.	1,263	42
*	FBR Capital Markets Corp.	6,440	42
	NewBridge Bancorp.	8,425	40
	Integra Bank Corp.	4,988	40
	West Bancorporation	3,045	40
	Crystal River Capital Inc. REIT	19,629	40
	Citizens & Northern Corp.	1,803	39
	North Valley Bancorp	6,436	38

	Monmouth Real Estate Investment Corp. REIT	4,736	37
	W Holding Co., Inc.	78,453	37
	United Community Financial Corp.	7,340	37
	Home Bancshares Inc.	1,388	36
	JER Investors Trust Inc. REIT	7,293	36
	Westfield Financial, Inc.	3,461	36
^	BankUnited Financial Corp.	45,915	35
	Horizon Financial Corp.	3,680	33
	First M&F Corp.	2,867	33
	First United Corp.	1,615	32
	Mercantile Bank Corp.	4,011	32
	ESB Financial Corp.	3,408	32
^	Preferred Bank	2,850	32
^	Macatawa Bank Corp.	4,554	32
	Washington Mutual, Inc.	361,261	30
	Farmers Capital Bank Corp.	1,080	29
	Gladstone Investment Corp.	4,200	29
	PMC Commercial Trust REIT	3,875	28
	Capital Corp. of the West	7,079	28
*	Darwin Professional Underwriters, Inc.	900	28
	NGP Capital Resources Co.	1,900	28
	Midwest Banc Holdings, Inc.	6,867	27
*,^	Credit Acceptance Corp.	1,600	27
	Imperial Capital Bancorp Inc.	3,108	27
	Citizens South Banking Corp.	3,809	27
	TierOne Corp.	5,200	27
	AmericanWest Bancorporation	20,121	27
	Westwood Holdings Group, Inc.	560	27
*	Virginia Commerce Bancorp, Inc.	4,186	26
	ViewPoint Financial Group	1,400	24
	Rome Bancorp, Inc.	2,312	24
	Bank of Granite Corp.	9,915	23
	Cogdell Spencer Inc. REIT	1,400	22
*,^	Syncora Holdings, Ltd.	16,983	22
*	BFC Financial Corp.	39,976	22
*	Tree.com, Inc.	4,454	21
	UMH Properties, Inc. REIT	3,070	21
	HMN Financial, Inc.	1,711	21
	Pacific Mercantile Bancorp	3,238	21
	Provident Financial Holdings, Inc.	2,290	20
	Heritage Financial Corp.	1,610	20
	Mainsource Financial Group, Inc.	981	19
	Advanta Corp. Class A	3,855	19
*	First Keystone Financial, Inc.	2,063	19
	One Liberty Properties, Inc. REIT	1,038	18
	Meta Financial Group, Inc.	1,049	18
*	NewStar Financial, Inc.	2,200	18
*	Thornburg Mortgage, Inc.	10,100	18

*,^	Franklin Bank Corp.	35,024	17
	Deerfield Capital Corp.	25,438	17
	First Federal Bancshares of Arkansas, Inc.	1,606	16
	National Interstate Corp.	660	16
	PFF Bancorp, Inc.	12,458	16
*	Penn Treaty American Corp.	9,773	15
	Codorus Valley Bancorp, Inc.	1,184	15
	Jefferson Bancshares, Inc.	1,600	15
*	Seabright Insurance Holdings, Inc.	1,144	15
	TF Financial Corp.	616	14
	Grubb & Ellis Co.	5,194	14
	Pulaski Financial Corp.	1,691	14
*	The Bancorp Inc.	2,757	14
	Wainwright Bank & Trust Co.	1,613	14
	American Mortgage Acceptance Co. REIT	20,830	12
^	Security Bank Corp.	2,998	12
	FNB Corp. (NC)	1,696	12
*	BCSB Bancorp, Inc.	1,195	12
	Lakeland Financial Corp.	535	12
*,^	Impac Mortgage Holdings, Inc. REIT	48,838	12
	Team Financial, Inc.	5,258	12
	Resource Capital Corp. REIT	1,885	11
	HopFed Bancorp, Inc.	1,005	11
	SCBT Financial Corp.	300	11
	Thomas Properties Group, Inc.	1,100	11
*,^	Triad Guaranty, Inc.	6,854	11
*	Superior Bancorp	1,211	10
*	First Mariner Bancorp, Inc.	6,444	10
	Royal Bancshares of Pennsylvania, Inc.	1,768	10
	Firstbank Corp.	820	8
	First Financial Service Corp.	438	8
	Highland Distressed Opportunities, Inc.	2,600	8
*	Republic First Bancorp, Inc.	883	8
^	Habersham Bancorp	1,210	7
	Indiana Community Bancorp	438	7
	Wayne Savings Bancshares, Inc.	673	6
*	International Assets Holding Corp.	237	6
	Timberland Bancorp, Inc.	706	6
	Northern States Financial Corp.	599	6
	Unity Bancorp, Inc.	1,310	5
	Parkvale Financial Corp.	316	5
	HF Financial Corp.	347	5
	State Bancorp, Inc.	330	5
	MutualFirst Financial Inc.	500	5
	Rainier Pacific Financial Group Inc.	975	4
	Northrim Bancorp Inc.	256	4
*	FX Real Estate and Entertainment Inc.	3,709	4
*	AMV Liquidating Trust	34,500	4

	K-Fed Bancorp	408	4
	Federal Agricultural Mortgage Corp. Class A	1,021	4
	Brooke Corp.	17,380	3
	Peoples Financial Corp.	166	3
^	Vineyard National Bancorp Co.	2,239	3
	Princeton National Bancorp, Inc.	100	3
*	Specialty Underwriters' Alliance, Inc.	500	2
	TIB Financial Corp.	382	2
	MetroCorp Bancshares, Inc.	159	2
	Harrington West Financial Group, Inc.	351	1
	21st Century Holding Co.	282	1
*	Valley National Bankcorp Warrants Exp. 6/30/15	240	1
	Brooklyn Federal Bancorp	44	1
			1,538,940
Health Care (13.0%)
	Johnson & Johnson	2,033,880	140,907
	Pfizer Inc.	4,882,398	90,031
	Abbott Laboratories	1,113,811	64,133
	Merck & Co., Inc.	1,549,186	48,892
*	Amgen, Inc.	785,764	46,572
	Medtronic, Inc.	810,545	40,608
	Wyeth	962,309	35,548
	Eli Lilly & Co.	738,485	32,516
*	Gilead Sciences, Inc.	665,783	30,346
*	Genentech, Inc.	341,356	30,271
	Bristol-Myers Squibb Co.	1,428,695	29,788
	Baxter International, Inc.	452,805	29,718
	UnitedHealth Group Inc.	886,826	22,517
	Schering-Plough Corp.	1,170,226	21,614
*	Celgene Corp.	314,589	19,907
	Covidien Ltd.	357,739	19,232
*	WellPoint Inc.	379,751	17,761
*	Thermo Fisher Scientific, Inc.	301,852	16,602
*	Medco Health Solutions, Inc.	365,652	16,454
*	Genzyme Corp.	192,950	15,608
	Becton, Dickinson & Co.	176,151	14,138
	Stryker Corp.	208,107	12,965
	Cardinal Health, Inc.	257,546	12,692
	Aetna Inc.	349,874	12,634
*	Boston Scientific Corp.	971,869	11,925
*	Express Scripts Inc.	154,124	11,377
	Allergan, Inc.	220,198	11,340
*	Zimmer Holdings, Inc.	167,093	10,788
	McKesson Corp.	200,152	10,770
*	St. Jude Medical, Inc.	244,560	10,636
*	Biogen Idec Inc.	209,553	10,538
	CIGNA Corp.	202,727	6,889
	C.R. Bard, Inc.	71,713	6,803
*	Intuitive Surgical, Inc.	27,940	6,733
*	Forest Laboratories, Inc.	219,987	6,221

	Quest Diagnostics, Inc.	119,568	6,178
*	Laboratory Corp. of America Holdings	80,419	5,589
*	Varian Medical Systems, Inc.	90,720	5,183
*	Humana Inc.	122,121	5,031
*	Barr Pharmaceuticals Inc.	74,180	4,844
*	Hospira, Inc.	114,855	4,387
	AmerisourceBergen Corp.	116,253	4,377
*	DaVita, Inc.	75,649	4,313
*	Waters Corp.	72,281	4,205
	Applied Biosystems Inc.	121,786	4,171
*	Covance, Inc.	45,414	4,015
	DENTSPLY International Inc.	102,131	3,834
*	Cephalon, Inc.	48,939	3,792
*	Hologic, Inc.	184,738	3,571
*	Vertex Pharmaceuticals, Inc.	107,298	3,567
*	Coventry Health Care Inc.	109,467	3,563
*	Illumina, Inc.	87,534	3,548
*	Henry Schein, Inc.	65,219	3,511
	Beckman Coulter, Inc.	45,403	3,223
	Pharmaceutical Product Development, Inc.	77,717	3,214
*	Millipore Corp.	39,773	2,736
*	ImClone Systems, Inc.	43,795	2,735
*	Charles River Laboratories, Inc.	49,239	2,734
*	Invitrogen Corp.	67,514	2,552
	Omnicare, Inc.	87,789	2,526
*	Mylan Inc.	220,265	2,515
	IMS Health, Inc.	130,874	2,475
*	ResMed Inc.	55,784	2,399
*	IDEXX Laboratories Corp.	43,566	2,387
*	Edwards Lifesciences Corp.	39,728	2,295
*	Patterson Cos.	74,826	2,275
*	Cerner Corp.	49,624	2,215
	Perrigo Co.	57,412	2,208
	PerkinElmer, Inc.	85,863	2,144
*	Myriad Genetics, Inc.	32,395	2,102
*	Alexion Pharmaceuticals, Inc.	52,812	2,076
*	Gen-Probe Inc.	39,032	2,071
*	OSI Pharmaceuticals, Inc.	41,637	2,052
*	Watson Pharmaceuticals, Inc.	71,942	2,050
*	Community Health Systems, Inc.	69,611	2,040
*	Amylin Pharmaceuticals, Inc.	99,228	2,006
*	Tenet Healthcare Corp.	346,698	1,924
*	Techne Corp.	26,605	1,919
	Universal Health Services Class B	34,217	1,917
*	BioMarin Pharmaceutical Inc.	71,345	1,890
*	Pediatrix Medical Group, Inc.	34,172	1,843
*	Health Net Inc.	77,847	1,837
	Teleflex Inc.	28,824	1,830
*	VCA Antech, Inc.	61,036	1,799
*	Endo Pharmaceuticals Holdings, Inc.	87,508	1,750

*	United Therapeutics Corp.	16,406	1,725
*	King Pharmaceuticals, Inc.	179,144	1,716
*	Immucor Inc.	50,858	1,625
	STERIS Corp.	42,771	1,607
*	Inverness Medical Innovations, Inc.	53,479	1,604
*	Lincare Holdings, Inc.	53,295	1,604
*	Psychiatric Solutions, Inc.	40,320	1,530
*	Onyx Pharmaceuticals, Inc.	40,586	1,468
	Owens & Minor, Inc. Holding Co.	29,907	1,450
*	HLTH Corp.	126,520	1,446
*	Sepracor Inc.	78,933	1,445
*	Bio-Rad Laboratories, Inc. Class A	13,699	1,358
*,^	Valeant Pharmaceuticals International	65,157	1,334
	Hill-Rom Holdings, Inc.	42,772	1,296
*	Masimo Corp.	34,845	1,296
*	Nuvasive, Inc.	26,021	1,284
*	LifePoint Hospitals, Inc.	37,837	1,216
*	Magellan Health Services, Inc.	29,226	1,200
*	Alpharma, Inc. Class A	32,404	1,195
*	PAREXEL International Corp.	41,458	1,188
*	HealthSouth Corp.	64,119	1,182
*	Isis Pharmaceuticals, Inc.	69,762	1,178
	West Pharmaceutical Services, Inc.	23,734	1,159
*	Haemonetics Corp.	18,569	1,146
	Cooper Cos., Inc.	32,781	1,139
*	Kinetic Concepts, Inc.	39,789	1,138
*	Warner Chilcott Ltd.	73,089	1,105
*	WellCare Health Plans Inc.	30,141	1,085
*	Thoratec Corp.	39,375	1,034
*	Sequenom, Inc.	38,719	1,031
*	AMERIGROUP Corp.	38,845	981
*	Regeneron Pharmaceuticals, Inc.	44,442	970
*	American Medical Systems Holdings, Inc.	53,581	952
*	Amedisys Inc.	19,255	937
*	Varian, Inc.	21,719	932
*	Auxilium Pharmaceuticals, Inc.	28,650	928
*	Cubist Pharmaceuticals, Inc.	41,613	925
*	Alkermes, Inc.	69,241	921
*	Celera Corp.	59,009	912
*	The Medicines Co.	37,760	877
*	PSS World Medical, Inc.	44,932	876
	Meridian Bioscience Inc.	29,522	857
*	Dionex Corp.	13,224	840
*	Wright Medical Group, Inc.	27,353	833
*	Xenoport Inc.	16,800	815
*	Human Genome Sciences, Inc.	127,861	812
	PDL BioPharma Inc.	86,449	805
*	CONMED Corp.	24,936	798
*	Advanced Medical Optics, Inc.	43,927	781
*	Healthspring, Inc.	36,880	780

*	K-V Pharmaceutical Co. Class A	33,848	769
*	AmSurg Corp.	30,031	765
	Martek Biosciences Corp.	24,299	763
	Sciele Pharma, Inc.	24,344	750
*	Eclipsys Corp.	35,700	748
*	Apria Healthcare Group Inc.	40,624	741
*	Health Management Associates Class A	177,726	739
*	CV Therapeutics, Inc.	67,096	725
*	ArthroCare Corp.	26,090	723
*	Seattle Genetics, Inc.	67,069	718
*	Luminex Corp.	28,555	714
	Datascope Corp.	13,652	705
	Chemed Corp.	17,145	704
*	Alnylam Pharmaceuticals Inc.	24,190	700
	Invacare Corp.	29,007	700
*	ViroPharma Inc.	51,962	682
	Landauer, Inc.	9,178	668
*	HealthExtras, Inc.	25,454	665
*	Integra LifeSciences Holdings	14,781	651
*	Align Technology, Inc.	59,794	648
*	Centene Corp.	31,419	644
*	ABIOMED, Inc.	35,377	628
*,^	Dendreon Corp.	109,923	628
*	AMN Healthcare Services, Inc.	35,644	626
*	Kindred Healthcare, Inc.	22,619	624
	Medicis Pharmaceutical Corp.	41,400	617
*	Incyte Corp.	79,678	610
*	Rigel Pharmaceuticals, Inc.	26,000	607
^	Mentor Corp.	25,421	607
*	Natus Medical Inc.	26,755	606
*	Acorda Therapeutics Inc.	25,400	606
*	Albany Molecular Research, Inc.	33,352	603
*	Greatbatch, Inc.	24,498	601
*	Savient Pharmaceuticals Inc.	39,819	594
*	Theravance, Inc.	45,931	572
*	Cepheid, Inc.	41,206	570
*	AthenaHealth Inc.	17,000	566
*	Medarex, Inc.	87,122	564
*	Conceptus, Inc.	33,714	559
	Analogic Corp.	11,193	557
*	Halozyme Therapeutics Inc.	75,730	556
*	eResearch Technology, Inc.	43,862	522
*	Allos Therapeutics Inc.	70,269	521
*	Cyberonics, Inc.	30,512	519
*	Cross Country Healthcare, Inc.	31,833	519
*	Gentiva Health Services, Inc.	19,196	517
*,^	InterMune Inc.	29,964	513
*	CryoLife Inc.	38,790	509
*	HMS Holdings Corp.	20,486	491
*	AngioDynamics, Inc.	30,466	481

^	Brookdale Senior Living Inc.	21,863	481
*	Arena Pharmaceuticals, Inc.	96,054	480
*	Affymetrix, Inc.	60,793	471
*	Array BioPharma Inc.	61,150	470
*	Assisted Living Concepts Inc.	72,836	464
*	Air Methods Corp.	16,190	458
*	Abaxis, Inc.	22,781	449
	Vital Signs, Inc.	6,072	449
*	ev3 Inc.	44,387	446
*	Bruker BioSciences Corp.	33,328	444
*	Alliance Imaging, Inc.	43,220	444
*	Sunrise Senior Living, Inc.	31,787	438
*	Phase Forward Inc.	20,950	438
*	Enzon Pharmaceuticals, Inc.	58,927	435
*	Akorn, Inc.	82,770	425
*	Allscripts Healthcare Solutions, Inc.	33,176	413
*	inVentiv Health, Inc.	23,214	410
*	Healthways, Inc.	25,322	408
*	AMAG Pharmaceuticals, Inc.	10,401	403
*,^	SurModics, Inc.	12,751	402
*,^	GTx, Inc.	20,879	397
*	Genomic Health, Inc.	17,481	396
	Computer Programs and Systems, Inc.	13,588	393
*	Exelixis, Inc.	63,356	385
*	Bio-Reference Laboratories, Inc.	12,728	368
*	Universal American Corp.	29,359	358
*	Idenix Pharmaceuticals Inc.	49,428	357
*	Cypress Bioscience, Inc.	48,617	357
*	CorVel Corp.	12,401	355
*	PharMerica Corp.	14,653	330
*	Adolor Corp.	89,841	310
*,^	Medivation Inc.	11,600	307
*	Zoll Medical Corp.	9,274	303
*	Par Pharmaceutical Cos. Inc.	24,549	302
*	Symmetry Medical Inc.	15,800	293
*	Abraxis BioScience	4,214	291
*	DepoMed, Inc.	76,566	279
*	Vivus, Inc.	34,384	273
*	Capital Senior Living Corp.	35,679	271
*	ARIAD Pharmaceuticals, Inc.	109,166	270
*	Caraco Pharmaceutical Laboratories, Ltd.	21,270	266
*	Exactech, Inc.	11,935	265
*	Molina Healthcare Inc.	8,500	264
*	Hanger Orthopedic Group, Inc.	15,058	263
*	Momenta Pharmaceuticals, Inc.	19,820	260
*	Kendle International Inc.	5,707	255
*	Cantel Medical Corp.	26,230	252
*	Accelrys Inc.	44,558	245
*	Noven Pharmaceuticals, Inc.	20,677	242
*	Durect Corp.	42,373	237

*	American Dental Partners, Inc.	20,269	237
*	Res-Care, Inc.	13,019	236
*	Sun Healthcare Group Inc.	16,100	236
*	ATS Medical, Inc.	80,631	233
*	Progenics Pharmaceuticals, Inc.	17,277	230
*	Sirona Dental Systems Inc.	9,778	228
*	Cutera, Inc.	21,429	227
*	Cardiac Science Corp.	21,709	225
*	Quidel Corp.	13,405	220
*	SonoSite, Inc.	6,969	219
*	Accuray Inc.	26,846	217
	National Healthcare Corp.	4,480	211
*	ICU Medical, Inc.	6,915	210
*	Cerus Corp.	50,588	209
*	ArQule, Inc.	64,812	209
*	Emeritus Corp.	8,336	208
*	Amicas, Inc.	85,749	206
*,^	Pozen Inc.	19,561	206
*	Anadys Pharmaceuticals Inc.	77,338	205
*	Zymogenetics, Inc.	30,213	201
*	Cougar Biotechnology Inc.	5,900	197
*	Anika Resh Inc.	27,158	196
*	Merit Medical Systems, Inc.	10,387	195
*	Geron Corp.	49,112	194
*	Pain Therapeutics, Inc.	19,676	192
*	Omnicell, Inc.	14,338	189
*	Volcano Corp.	10,820	187
*,^	Antigenics, Inc.	116,528	184
*	Allied Healthcare International Inc.	96,402	183
*,^	MannKind Corp.	46,035	178
*	Medical Action Industries Inc.	13,400	176
*	Palomar Medical Technologies, Inc.	12,812	172
*	Kensey Nash Corp.	5,434	171
*	BioScrip Inc.	57,169	170
*	Cytokinetics, Inc.	35,936	170
*	BioCryst Pharmaceuticals, Inc.	53,482	168
*	Nektar Therapeutics	46,303	166
*	Acadia Pharmaceuticals Inc.	61,960	166
*	Dyax Corp.	37,374	164
*	Caliper Life Sciences, Inc.	58,415	164
*	Odyssey Healthcare, Inc.	15,929	162
*	Enzo Biochem, Inc.	14,711	162
*	Orthofix International N.V.	8,589	160
*	Neogen Corp.	5,653	159
*	Continucare Corp.	58,599	156
*	America Service Group Inc.	16,255	155
*	Harvard Bioscience, Inc.	32,348	150
*	LHC Group Inc.	5,200	148
*	Salix Pharmaceuticals, Ltd.	22,287	143
*	MWI Veterinary Supply Inc.	3,600	141

*	IRIS International, Inc.	7,638	137
*	Icad Inc.	42,753	136
*	Ligand Pharmaceuticals Inc. Class B	44,900	132
*	Aspect Medical Systems, Inc.	24,420	127
*	Candela Corp.	51,632	127
*	Clinical Data, Inc.	7,800	125
*	RTI Biologics, Inc.	13,379	125
*	Avigen, Inc.	31,139	125
*	US Physical Therapy, Inc.	7,061	123
*,^	AVANT Immunotherapeutics, Inc.	10,448	122
*	I-Flow Corp.	12,628	118
*	Nabi Biopharmaceuticals	25,074	117
*	Cambrex Corp.	18,866	116
*	Rochester Medical Corp.	8,732	116
*	AVI BioPharma, Inc.	94,496	114
*	Cynosure Inc.	6,300	113
*	Idera Pharmaceuticals, Inc.	7,985	112
*	PDI, Inc.	13,965	111
*,^	Biodel Inc.	32,195	108
*	Biomimetic Therapeutics, Inc.	9,700	107
*	Vital Images, Inc.	7,125	107
*	Discovery Laboratories, Inc.	56,254	105
*	MedCath Corp.	5,803	104
*	Animal Health International, Inc.	12,400	102
*	BioSphere Medical Inc.	27,491	96
*	BioLase Technology, Inc.	50,392	95
*,^	MiddleBrook Pharmaceuticals Inc.	58,100	87
*	NPS Pharmaceuticals Inc.	12,157	87
*	Dexcom Inc.	13,965	86
*	Columbia Laboratories Inc.	32,589	85
*	RehabCare Group, Inc.	4,677	85
*	MedAssets, Inc.	4,900	84
*	ImmunoGen, Inc.	17,118	84
*	Avanir Pharmaceuticals Class A	136,315	79
*	Inspire Pharmaceuticals, Inc.	21,986	79
*	Hansen Medical Inc.	5,800	78
*	Indevus Pharmaceuticals, Inc.	23,135	78
*	Neurocrine Biosciences, Inc.	15,959	75
*	Sangamo BioSciences, Inc.	9,647	74
*	Questcor Pharmaceuticals, Inc.	10,100	74
*,^	GenVec, Inc.	59,342	72
	Psychemedics Corp.	4,628	68
*	Spectranetics Corp.	14,143	65
*	Allion Healthcare Inc.	10,809	64
*	Curis, Inc.	55,105	64
*	Cell Genesys, Inc.	103,676	61
*	Endologix, Inc.	29,694	60
*	OraSure Technologies, Inc.	12,190	60
*	XOMA Ltd.	28,554	60
*	Immunomedics Inc.	32,484	58

*	Alexza Pharmaceuticals, Inc.	11,200	55
*	Hooper Holmes, Inc.	42,124	55
*	Osiris Therapeutics, Inc.	2,800	54
*	HealthTronics Surgical Services, Inc.	17,998	53
*	Pharmanet Development Group, Inc.	6,980	50
*	EPIX Pharmaceuticals Inc.	48,285	50
*	CPEX Pharmaceuticals, Inc.	2,615	49
*	Omrix Biopharmaceuticals, Inc.	2,720	49
	LCA-Vision Inc.	10,487	49
*	Theragenics Corp.	15,331	48
*	Altus Pharmaceuticals, Inc.	43,084	48
*	Skilled Healthcare Group Inc.	3,000	48
*	ThermoGenesis Corp.	37,607	47
*	Aastrom Biosciences, Inc.	184,395	46
*	Lexicon Pharmaceuticals Inc.	25,762	46
*	Providence Service Corp.	4,531	44
*	Five Star Quality Care, Inc.	11,424	43
*	Clarient, Inc.	24,101	42
*	Vascular Solutions, Inc.	5,486	41
*	Acusphere, Inc.	115,258	40
*	Synovis Life Technologies, Inc.	2,100	40
*	Somanetics Corp.	1,801	39
*	Osteotech, Inc.	8,935	38
	Merge Healthcare Inc.	35,735	36
*,^	deCODE genetics, Inc.	91,030	36
*	STAAR Surgical Co.	7,813	35
*	Emisphere Technologies, Inc.	17,560	35
*	SRI/Surgical Express, Inc.	10,677	35
*	Maxygen Inc.	8,174	35
*	Arrowhead Research Corp.	32,760	34
*	Tercica, Inc.	3,787	34
*	Infinity Pharmaceuticals, Inc.	4,318	33
*	CuraGen Corp.	40,688	33
*	Pharmasset, Inc.	1,600	32
*	Novavax, Inc.	10,811	31
*	Corcept Therapeutics Inc.	23,958	31
*	Monogram Biosciences, Inc.	40,153	31
*	TomoTherapy, Inc.	6,200	28
*	Penwest Pharmaceuticals Co.	13,087	27
*	Micrus Endovascular Corp.	1,927	27
*	ADVENTRX Pharmaceuticals, Inc.	137,900	26
*	National Dentex Corp.	3,944	24
*	Emergency Medical Services LP Class A	800	24
*	VNUS Medical Technologies, Inc.	1,100	23
	Trimeris, Inc.	5,826	23
*	PhotoMedex, Inc.	51,174	22
*	Sonic Innovations, Inc.	8,444	21
*	Senomyx, Inc.	4,700	21
*	SuperGen, Inc.	14,785	21
*	Medical Staffing Network Holdings, Inc.	12,600	21

*	Metabolix Inc.	1,900	21
*	Affymax Inc.	970	19
*	Repligen Corp.	4,008	19
*	Stereotaxis Inc.	3,100	19
*	Santarus Inc.	9,196	19
*	Cadence Pharmaceuticals, Inc.	2,100	19
*	StemCells, Inc.	17,974	19
*	Orchid Cellmark, Inc.	6,213	18
*	Hi-Tech Pharmacal Co., Inc.	1,800	18
*	Vical, Inc.	7,842	17
	Cytrx Corp.	32,600	17
*	Rural/Metro Corp.	6,345	16
*	Nighthawk Radiology Holdings, Inc.	2,175	16
*	Peregrine Pharmaceuticals, Inc.	47,335	16
*	Ista Pharmaceuticals Inc.	9,776	16
*,^	AtheroGenics, Inc.	43,615	15
*	SciClone Pharmaceuticals, Inc.	13,095	15
*	Telik, Inc.	21,589	14
*	Hollis-Eden Pharmaceuticals, Inc.	11,684	14
*	RXi Pharmaceuticals Corp.	1,626	13
*	CardioDynamics International Corp.	9,124	13
*	Oxigene, Inc.	11,910	13
*	NMT Medical, Inc.	3,896	12
*	Mediware Information Systems, Inc.	2,170	12
*,^	Nanogen, Inc.	41,842	11
*	Dynavax Technologies Corp.	7,379	11
*	Accentia Biopharmaceuticals Inc.	19,000	10
*	Optimer Pharmaceuticals Inc.	1,300	10
*	Orthologic Corp.	11,489	10
*	Keryx Biopharmaceuticals, Inc.	28,705	10
*	Pharmacyclics, Inc.	4,319	9
*	EntreMed, Inc.	23,118	9
	Young Innovations, Inc.	377	8
*	Matrixx Initiatives, Inc.	418	8
*	Biopure Corp.	32,570	7
*	Nuvelo, Inc.	15,404	7
*	Critical Therapeutics, Inc.	34,827	7
*	Ore Pharmaceuticals, Inc.	7,619	6
*	Orthovita, Inc.	2,283	6
*	Strategic Diagnostics Inc.	3,632	6
*,^	Cell Therapeutics, Inc.	8,108	6
*	Insmed Inc.	11,508	6
*	IVAX Diagnostics, Inc.	10,266	5
*	Dialysis Corp. of America	665	5
*	La Jolla Pharmaceutical Co.	4,549	5
*	MDRNA Inc.	12,794	5
*	GTC Biotherapeutics, Inc.	12,722	4
*	Pharmacopeia Drug Discovery Inc.	2,996	4
*	TorreyPines Therapeutics Inc.	8,825	4
*	Epicept Corp.	3,977	4
*	Life Sciences Research, Inc.	100	4

*	Introgen Therapeutics, Inc.	4,756	3
*	Novamed, Inc.	620	3
*	NitroMed, Inc.	6,287	3
*	Insulet Corp.	200	3
*	Oscient Pharmaceuticals Corp.	2,454	3
*	Interleukin Genetics, Inc.	2,262	2
*	Panacos Pharmaceuticals Inc.	6,632	2
*,^	Alfacell Corp.	2,895	2
*	Vanda Parmaceuticals, Inc.	1,800	2
*	Heska Corp.	2,582	2
*	OncoGenex Pharmaceutical Inc.	415	2
*	Northfield Laboratories, Inc.	5,200	1
*	Immtech Pharmaceuticals Inc.	2,364	1
*	Neurogen Corp.	5,865	1
*	NeoPharm, Inc.	6,245	1
*	Titan Pharmaceuticals, Inc.	5,836	1
*	Hemispherx Biopharma, Inc.	2,632	1
*	Anesiva, Inc.	493	1
*	Neurometrix Inc.	640	1
*	Minrad International, Inc.	400	—
*	Lipid Sciences, Inc.	2,862	—
*	Neurobiological Technolgoies, Inc.	619	—
*	Zila Inc.	277	—
*	Targeted Genetics Corp.	542	—
*	Threshold Pharmaceuticals, Inc.	133	—
			1,198,338
Industrials (11.5%)
	General Electric Co.	7,193,307	183,429
	United Technologies Corp.	667,226	40,074
	3M Co.	482,864	32,984
	United Parcel Service, Inc.	495,060	31,134
	The Boeing Co.	515,277	29,551
	Lockheed Martin Corp.	248,460	27,249
	Caterpillar, Inc.	444,014	26,463
	Union Pacific Corp.	357,568	25,445
	Burlington Northern Santa Fe Corp.	249,015	23,016
	Emerson Electric Co.	563,509	22,986
	Honeywell International Inc.	508,408	21,124
	General Dynamics Corp.	244,470	17,998
	Norfolk Southern Corp.	271,205	17,956
	FedEx Corp.	212,658	16,808
	Raytheon Co.	305,282	16,336
	CSX Corp.	292,158	15,943
	Deere & Co.	311,060	15,397
	Northrop Grumman Corp.	234,518	14,198
	Illinois Tool Works, Inc.	301,885	13,419
	Danaher Corp.	183,939	12,765
	Tyco International, Ltd.	357,769	12,529
	Waste Management, Inc.	354,127	11,151

	PACCAR, Inc.	250,427	9,564
	L-3 Communications Holdings, Inc.	88,532	8,704
	Precision Castparts Corp.	100,606	7,926
	Southwest Airlines Co.	528,169	7,664
	Ingersoll-Rand Co.	229,609	7,157
	Fluor Corp.	128,098	7,135
	ITT Industries, Inc.	124,621	6,930
	Parker Hannifin Corp.	121,103	6,418
	Eaton Corp.	112,941	6,345
	C.H. Robinson Worldwide Inc.	123,155	6,276
	Cummins Inc.	139,288	6,090
	Rockwell Collins, Inc.	116,046	5,581
	Dover Corp.	136,762	5,546
*	First Solar, Inc.	28,862	5,452
	Expeditors International of Washington, Inc.	154,016	5,366
	Textron, Inc.	179,889	5,267
	Cooper Industries, Inc. Class A	125,620	5,019
	Pitney Bowes, Inc.	149,884	4,985
*	Jacobs Engineering Group Inc.	87,966	4,777
	Masco Corp.	266,160	4,775
	Fastenal Co.	91,558	4,522
*	McDermott International, Inc.	163,535	4,178
	W.W. Grainger, Inc.	46,975	4,085
	Republic Services, Inc. Class A	131,327	3,937
	The Dun & Bradstreet Corp.	40,359	3,808
	R.R. Donnelley & Sons Co.	153,303	3,761
*	Foster Wheeler Ltd.	104,127	3,760
	Rockwell Automation, Inc.	100,648	3,758
	Goodrich Corp.	90,327	3,758
	Flowserve Corp.	41,659	3,698
	Roper Industries Inc.	64,619	3,681
*	Stericycle, Inc.	62,252	3,667
	Joy Global Inc.	77,929	3,518
*	Iron Mountain, Inc.	137,835	3,365
*	Quanta Services, Inc.	123,953	3,348
	Equifax, Inc.	93,506	3,221
	Ametek, Inc.	77,066	3,142
*	Allied Waste Industries, Inc.	280,903	3,121
	Avery Dennison Corp.	69,256	3,081
	Pall Corp.	88,592	3,047
	SPX Corp.	38,591	2,972
	Cintas Corp.	99,886	2,868
*	AGCO Corp.	66,271	2,824
	Robert Half International, Inc.	108,972	2,697
*	FTI Consulting, Inc.	36,222	2,617
	Ryder System, Inc.	41,547	2,576
*	Kansas City Southern	56,214	2,494
	Manpower Inc.	57,323	2,474
	Bucyrus International, Inc.	54,132	2,419
	Pentair, Inc.	67,951	2,349

	DRS Technologies, Inc.	29,972	2,300
	Harsco Corp.	60,829	2,262
*	Corrections Corp. of America	90,637	2,252
*	Alliant Techsystems, Inc.	23,844	2,240
*	URS Corp.	60,983	2,236
*	Terex Corp.	73,078	2,230
*	Covanta Holding Corp.	89,429	2,141
	Donaldson Co., Inc.	50,854	2,131
*	Copart, Inc.	54,237	2,061
	Lincoln Electric Holdings, Inc.	31,098	2,000
	The Brink's Co.	32,600	1,989
	J.B. Hunt Transport Services, Inc.	58,715	1,959
*,^	SunPower Corp. Class A	27,323	1,938
	KBR Inc.	123,366	1,884
	IDEX Corp.	59,576	1,848
*	Shaw Group, Inc.	60,121	1,848
*	Waste Connections, Inc.	52,821	1,812
*	AMR Corp.	181,432	1,782
	Wabtec Corp.	33,447	1,713
*	Energy Conversion Devices, Inc.	29,406	1,713
	Landstar System, Inc.	38,446	1,694
	The Timken Co.	59,321	1,682
*	Thomas & Betts Corp.	42,292	1,652
*	Delta Air Lines Inc.	212,900	1,586
	Graco, Inc.	44,089	1,570
	Woodward Governor Co.	43,984	1,551
	Watson Wyatt & Co. Holdings	30,985	1,541
	Kennametal, Inc.	55,954	1,517
	MSC Industrial Direct Co., Inc. Class A	32,839	1,513
	Trinity Industries, Inc.	58,674	1,510
	Curtiss-Wright Corp.	32,528	1,478
	Con-way, Inc.	33,261	1,467
	The Manitowoc Co., Inc.	94,333	1,467
*	Kirby Corp.	37,575	1,426
*	Teledyne Technologies, Inc.	24,653	1,409
*	USG Corp.	53,993	1,382
*	General Cable Corp.	38,692	1,379
*	Owens Corning Inc.	57,552	1,376
	Carlisle Co., Inc.	44,649	1,338
	GATX Corp.	33,707	1,334
	CLARCOR Inc.	35,134	1,333
*	Gardner Denver Inc.	38,397	1,333
*	Continental Airlines, Inc. Class B	79,259	1,322
	Alexander & Baldwin, Inc.	29,887	1,316
*	EMCOR Group, Inc.	49,506	1,303
	Brady Corp. Class A	36,786	1,298
	Hubbell Inc. Class B	35,786	1,254
	Acuity Brands, Inc.	29,842	1,246
*	Monster Worldwide Inc.	82,050	1,223
*	Moog Inc.	27,932	1,198

*	Spirit Aerosystems Holdings Inc.	74,393	1,196
*	Aecom Technology Corp.	48,315	1,181
	Lennox International Inc.	35,279	1,174
	IKON Office Solutions, Inc.	68,162	1,159
*	GrafTech International Ltd.	75,617	1,143
	The Toro Co.	27,534	1,137
	UTI Worldwide, Inc.	65,438	1,114
	Valmont Industries, Inc.	13,338	1,103
	Nordson Corp.	22,359	1,098
*	BE Aerospace, Inc.	68,182	1,079
	Crane Co.	34,934	1,038
	Actuant Corp.	40,910	1,033
*	Clean Harbors Inc.	15,255	1,030
*	Tetra Tech, Inc.	42,618	1,025
*	Hub Group, Inc.	27,109	1,021
*	Orbital Sciences Corp.	42,569	1,020
	Herman Miller, Inc.	41,341	1,012
	Belden Inc.	31,642	1,007
*	WESCO International, Inc.	31,091	1,001
	Regal-Beloit Corp.	23,345	993
*	Hexcel Corp.	70,555	966
	Kaydon Corp.	20,384	919
*	ESCO Technologies Inc.	18,743	903
	Watsco, Inc.	17,777	894
*	Genesee & Wyoming Inc. Class A	23,405	878
	Granite Construction Co.	24,131	864
	Baldor Electric Co.	29,968	863
	Mine Safety Appliances Co.	22,414	854
*	Esterline Technologies Corp.	21,243	841
*	United Stationers, Inc.	16,897	808
*	Hertz Global Holdings Inc.	106,706	808
*	Beacon Roofing Supply, Inc.	50,191	784
	The Corporate Executive Board Co.	24,864	777
	A.O. Smith Corp.	19,794	776
^	Simpson Manufacturing Co.	28,611	775
	Applied Industrial Technology, Inc.	28,270	761
	UAL Corp.	85,648	753
*	Huron Consulting Group Inc.	13,189	752
*	Geo Group Inc.	37,077	749
	Otter Tail Corp.	24,294	747
	Knight Transportation, Inc.	43,865	744
^	HNI Corp.	29,219	740
	Werner Enterprises, Inc.	33,997	738
	ABM Industries Inc.	33,420	730
*	Resources Connection, Inc.	31,646	713
	Heartland Express, Inc.	45,796	711
	Oshkosh Truck Corp.	53,904	709
*	II-VI, Inc.	18,331	709
*	Navigant Consulting, Inc.	35,137	699
	Albany International Corp.	25,495	697

	Barnes Group, Inc.	34,312	694
*,^	American Superconductor Corp.	29,427	694
*	MPS Group, Inc.	68,700	693
	Skywest, Inc.	42,807	684
*	Ceradyne, Inc.	18,099	664
^	Genco Shipping and Trading Ltd.	19,675	654
	Robbins & Myers, Inc.	21,126	653
*	TransDigm Group, Inc.	19,010	651
*,^	The Middleby Corp.	11,942	649
	Administaff, Inc.	23,169	631
	Mueller Industries Inc.	27,132	624
*	CoStar Group, Inc.	13,545	615
	Badger Meter, Inc.	12,984	610
*	Astec Industries, Inc.	19,520	602
	Lindsay Manufacturing Co.	8,123	591
*	American Reprographics Co.	33,770	583
*	Chart Industries, Inc.	20,380	582
	G & K Services, Inc. Class A	17,455	577
*	Old Dominion Freight Line, Inc.	20,313	576
^	Briggs & Stratton Corp.	35,340	572
*	AZZ Inc.	13,778	570
*	JetBlue Airways Corp.	114,930	569
*	Axsys Technologies, Inc.	9,622	567
*	Alaska Air Group, Inc.	27,680	564
	Arkansas Best Corp.	16,726	564
	Forward Air Corp.	20,639	562
	Deluxe Corp.	38,949	560
*	Dycom Industries, Inc.	41,839	545
	Triumph Group, Inc.	11,847	542
	Kaman Corp. Class A	18,565	529
*	Cornell Cos., Inc.	19,372	527
*	EnerSys	26,700	526
*	Allegiant Travel Co.	14,736	520
	American Ecology Corp.	18,419	510
*	United Rentals, Inc.	33,385	509
	EnergySolutions	50,600	506
*	Gehl Co.	16,866	496
*,^	YRC Worldwide, Inc.	41,484	496
	Titan International, Inc.	22,947	489
*	Perini Corp.	18,779	484
*	Blount International, Inc.	43,451	484
*	CBIZ Inc.	57,126	483
	American Science & Engineering, Inc.	8,080	483
	CIRCOR International, Inc.	11,073	481
*	Layne Christensen Co.	13,556	480
*	The Advisory Board Co.	15,822	477
*,^	FuelCell Energy, Inc.	79,124	477
	Eagle Bulk Shipping Inc.	34,160	476
*	TrueBlue, Inc.	29,453	476
	Healthcare Services Group, Inc.	25,636	469

*	Marten Transport, Ltd.	23,726	463
*	On Assignment, Inc.	58,159	458
	Raven Industries, Inc.	11,635	458
	Ameron International Corp.	6,385	457
*	US Airways Group Inc.	75,520	455
	Armstrong Worldwide Industries, Inc.	15,558	450
	Comfort Systems USA, Inc.	33,592	449
	Rollins, Inc.	23,520	446
	Steelcase Inc.	41,242	443
*	Furmanite Corp.	42,405	441
*	Altra Holdings Inc.	29,774	439
*	Acco Brands Corp.	57,898	437
*	Northwest Pipe Co.	9,868	430
*	AAR Corp.	25,764	427
	Bowne & Co., Inc.	36,828	425
	Watts Water Technologies, Inc.	15,503	424
	Macquarie Infrastructure Co. LLC	32,082	424
*	Avis Budget Group, Inc.	73,715	423
	Franklin Electric, Inc.	9,401	419
*	Mastec Inc.	31,335	416
*	Korn/Ferry International	23,317	416
	Quanex Building Products Corp.	26,948	411
*	Evergreen Solar, Inc.	73,298	405
^	Mueller Water Products, Inc. Class A	44,254	397
*	EnPro Industries, Inc.	10,586	393
	CDI Corp.	17,543	392
*	Casella Waste Systems, Inc.	33,353	392
	Aceto Corp.	40,533	389
	Federal Signal Corp.	28,106	385
	NN, Inc.	29,692	382
	Cubic Corp.	15,367	378
*	American Commercial Lines Inc.	35,287	375
	AAON, Inc.	20,258	369
*	M&F Worldwide Corp.	9,020	361
*	Consolidated Graphics, Inc.	11,826	359
	Dynamic Materials Corp.	15,427	358
	Apogee Enterprises, Inc.	23,578	354
*	RBC Bearings Inc.	10,456	352
	Knoll, Inc.	23,195	351
*	CRA International Inc.	12,694	349
	Cascade Corp.	7,925	347
*	Sykes Enterprises, Inc.	15,647	344
	Ducommun, Inc.	13,984	334
	NACCO Industries, Inc. Class A	3,432	324
	Heidrick & Struggles International, Inc.	10,744	324
	Kelly Services, Inc. Class A	16,917	322
	McGrath RentCorp	11,134	321
*	GenCorp, Inc.	46,758	315
	Aircastle Ltd.	31,786	315
	American Railcar Industries, Inc.	19,529	313

*	NCI Building Systems, Inc.	9,794	311
*	Mobile Mini, Inc.	15,865	307
*	Dynamex Inc.	10,766	306
*	Michael Baker Corp.	8,735	304
	Mueller Water Products, Inc.	46,637	303
*	Atlas Air Worldwide Holdings, Inc.	7,500	302
*	School Specialty, Inc.	9,578	299
*	C & D Technologies, Inc.	51,946	295
	Pacer International, Inc.	17,898	295
	Interface, Inc.	25,788	293
*,^	Trex Co., Inc.	16,029	290
	Ennis, Inc.	18,582	287
*	Griffon Corp.	31,735	286
*	Team, Inc.	7,730	279
*,^	AMREP Corp.	6,552	278
	Ampco-Pittsburgh Corp.	10,711	277
	Applied Signal Technology, Inc.	15,783	274
	Standex International Corp.	9,855	273
*,^	RSC Holdings Inc.	23,497	267
*	COMSYS IT Partners Inc.	27,425	267
*	International Shipholding Corp.	12,109	265
*	Flanders Corp.	41,851	264
*	Exponent, Inc.	7,916	262
*	DynCorp International Inc. Class A	15,200	255
^	American Woodmark Corp.	11,299	254
	Tredegar Corp.	14,185	252
*	John Bean Technologies Corp.	19,732	250
*	Interline Brands, Inc.	15,352	249
*	Celadon Group Inc.	21,655	248
*,^	Fuel-Tech N.V.	13,700	248
	Courier Corp.	12,119	247
*	Lydall, Inc.	25,403	245
	HEICO Corp. Class A	8,679	244
	The Greenbrier Cos., Inc.	12,337	241
	Alamo Group, Inc.	13,995	239
	Universal Forest Products, Inc.	6,809	238
*	Cenveo Inc.	30,880	237
*	Republic Airways Holdings Inc.	23,266	237
	Viad Corp.	8,019	231
*	Columbus McKinnon Corp.	9,625	227
	Tennant Co.	6,615	227
	Gibraltar Industries Inc.	12,090	226
*	Kratos Defense & Security Inc.	113,628	224
*	Amerco, Inc.	5,279	221
	Gorman-Rupp Co.	5,847	221
*,^	Taser International Inc.	30,798	220
*	GeoEye Inc.	9,700	215
*	Polypore International Inc.	9,691	208
*	Intersections Inc.	24,856	202
	Seaboard Corp.	159	200

*	Insituform Technologies Inc. Class A	13,310	199
*	Park-Ohio Holdings Corp.	11,101	199
	Horizon Lines Inc.	19,992	197
	Houston Wire & Cable Co.	11,470	197
*	GP Strategies Corp.	25,900	197
*	Herley Industries Inc.	11,136	190
*	Kforce Inc.	18,575	190
	Sauer-Danfoss, Inc.	7,564	187
	Bluelinx Holdings Inc.	34,927	185
*	Commercial Vehicle Group Inc.	25,191	179
*	L.B. Foster Co. Class A	5,800	176
*	United Capital Corp.	6,546	173
*	Hudson Highland Group, Inc.	24,935	173
*	Magnatek, Inc.	41,774	169
*,^	Valence Technology Inc.	47,372	163
	Met-Pro Corp.	11,172	163
	Kimball International, Inc. Class B	15,090	163
*	Rush Enterprises, Inc. Class A	12,732	163
*	AirTran Holdings, Inc.	66,885	163
	Multi-Color Corp.	6,796	162
*	Tecumseh Products Co. Class A	6,472	162
	Diamond Management and Technology Consultants,Inc.	34,547	162
	Barrett Business Services, Inc.	12,429	161
*	H&E Equipment Services, Inc.	16,000	155
*	Powell Industries, Inc.	3,660	149
*,^	Capstone Turbine Corp.	113,626	147
*	Flow International Corp.	28,630	145
*	Miller Industries, Inc.	19,459	144
*	Acacia Research - Acacia Technologies	44,240	134
*	APAC Teleservices, Inc.	62,076	133
*	Argon ST, Inc.	5,640	132
*	PowerSecure International, Inc.	21,502	130
	L.S. Starrett Co. Class A	6,936	128
*	ICT Group, Inc.	15,655	126
	Encore Wire Corp.	6,781	123
	Sun Hydraulics Corp.	4,698	122
	Lawson Products, Inc.	4,405	122
*	P.A.M. Transportation Services, Inc.	11,085	121
*	Ladish Co., Inc.	5,956	121
	LSI Industries Inc.	14,493	120
*	La Barge, Inc.	7,500	113
*	Hawaiian Holdings, Inc.	12,000	111
*	Accuride Corp.	69,294	111
*	Stanley Inc.	3,000	111
*	Innotrac Corp.	28,409	110
*,^	Microvision, Inc.	54,605	106
*	Innerworkings, Inc.	9,500	105
*	Aerovironment Inc.	3,200	102
*	Spherion Corp.	20,596	100
	TAL International Group, Inc.	4,800	100

	Wabash National Corp.	10,509	99
	Frozen Food Express Industries, Inc.	17,486	95
*,^	3D Systems Corp.	6,557	93
	Freightcar America Inc.	3,155	92
*,^	Builders FirstSource, Inc.	14,280	86
	Insteel Industries, Inc.	6,200	84
*	Kadant Inc.	3,684	84
*	Astronics Corp.	3,652	82
*	Protection One, Inc.	9,308	82
*	Titan Machinery, Inc.	3,900	81
*,^	Advanced Battery Technologies Inc.	24,800	80
*	DXP Enterprises Inc	1,500	80
*	Active Power, Inc.	132,280	78
*	Saia, Inc.	5,787	77
*	Pinnacle Airlines Corp.	18,870	75
	Quixote Corp.	8,844	73
*	Force Protection, Inc.	26,899	72
*	Hill International Inc.	5,000	69
*	Pike Electric Corp.	4,700	69
	Vicor Corp.	7,786	69
*	Waste Services, Inc.	9,297	69
*	Willis Lease Finance Corp.	6,149	69
*	TBS International Ltd.	5,000	67
*	Huttig Building Products, Inc.	31,165	65
	Graham Corp.	1,200	65
*	Covenant Transport, Inc.	22,375	64
*	Ocean Power Technologies, Inc.	7,600	63
*	PeopleSupport Inc.	5,300	62
*	Plug Power, Inc.	62,282	62
*	TurboChef Technologies, Inc.	9,904	61
*	UQM Technologies, Inc.	21,104	60
	Schawk, Inc.	3,900	59
*,^	The Allied Defense Group, Inc.	9,400	58
*	Air Transport Services Group Inc.	77,795	58
	Todd Shipyards Corp.	4,229	57
	The Standard Register Co.	5,673	56
	HEICO Corp.	1,623	53
*	LECG Corp.	6,536	53
*	WCA Waste Corp.	11,166	52
*	K-Tron International, Inc	400	52
	Textainer Group Holdings Ltd.	3,300	50
*,^	China BAK Battery, Inc.	13,400	48
*	Ultralife Corp.	6,157	48
*	PRG-Schultz International, Inc.	5,268	47
*,^	Medis Technology Ltd.	24,788	45
*,^	Applied Energetics, Inc.	50,645	43
*	Volt Information Sciences Inc.	4,579	41
*	Perma-Fix Environmental Services, Inc.	17,864	37
*	EnerNOC Inc.	3,300	34
*	China Architectural Engineering Inc.	4,800	34

	Paragon Shipping, Inc.	3,700	32
*	Sterling Construction Co., Inc.	1,900	31
*,^	Document Security Systems, Inc.	6,900	30
*	Quality Distribution Inc.	7,034	30
	Hardinge, Inc.	2,347	30
*	Dollar Thrifty Automotive Group, Inc.	15,063	29
*	Advanced Environmental Recycling Technologies, Inc.	78,462	27
*	Arotech Corp.	23,278	26
*	ExpressJet Holdings, Inc.	132,826	25
*	Paragon Technologies, Inc.	5,170	25
*	TRC Cos., Inc.	7,654	24
*	Power-One, Inc.	16,303	24
*	LMI Aerospace, Inc.	1,100	22
*	Nashua Corp.	2,612	21
	Virco Manufacturing Corp.	5,113	18
	Sypris Solutions, Inc.	10,878	18
	Chase Corp.	1,396	17
*	First Advantage Corp. Class A	1,155	16
	Building Materials Holding Corp.	33,999	16
	Great Lakes Dredge & Dock Co.	2,300	15
*	PMFG Inc.	1,000	14
	Innovative Solutions and Support, Inc.	2,568	14
	Omega Flex Inc.	600	14
*	Standard Parking Corp.	600	13
	Superior Uniform Group, Inc.	1,093	11
*	Metalico, Inc.	1,500	9
*,^	Mesa Air Group Inc.	25,176	8
	Twin Disc, Inc.	600	8
*	Orion Energy Systems Inc.	1,300	7
*	A.T. Cross Co. Class A	907	6
*	U.S. Home Systems, Inc.	1,157	4
*	Spherix Inc.	4,519	3
*	BMC Industries, Inc.	4,603	—
			1,053,695
Information Technology (16.0%)
	Microsoft Corp.	6,049,093	161,450
	International Business Machines Corp.	991,258	115,938
*	Cisco Systems, Inc.	4,263,119	96,176
	Hewlett-Packard Co.	1,779,189	82,270
	Intel Corp.	4,133,811	77,426
*	Apple Inc.	636,308	72,323
*	Google Inc.	172,181	68,962
*	Oracle Corp.	2,974,283	60,408
	QUALCOMM Inc.	1,168,258	50,200
*	Dell Inc.	1,312,636	21,632
	Texas Instruments, Inc.	954,680	20,526
	Visa Inc.	323,320	19,849
*	eBay Inc.	807,513	18,072
*	EMC Corp.	1,491,940	17,844
	Corning, Inc.	1,136,640	17,777

*	Yahoo! Inc.	944,872	16,346
	Accenture Ltd.	426,997	16,226
	Automatic Data Processing, Inc.	374,144	15,995
*	Adobe Systems, Inc.	383,870	15,151
	Applied Materials, Inc.	976,974	14,782
	Western Union Co.	534,065	13,175
*	Symantec Corp.	606,346	11,872
	Motorola, Inc.	1,627,567	11,621
	Tyco Electronics Ltd.	359,019	9,930
	MasterCard, Inc. Class A	52,793	9,362
*	Electronic Arts Inc.	229,846	8,502
*	Juniper Networks, Inc.	378,921	7,984
*	Agilent Technologies, Inc.	263,540	7,817
	Paychex, Inc.	234,133	7,733
	Xerox Corp.	648,917	7,482
*	Intuit, Inc.	220,145	6,959
*	Activision Blizzard, Inc.	425,652	6,568
*	Broadcom Corp.	322,180	6,002
	CA, Inc.	296,689	5,922
*	Fiserv, Inc.	118,340	5,600
	Analog Devices, Inc.	209,402	5,518
*	Autodesk, Inc.	161,278	5,411
	Amphenol Corp.	126,567	5,080
	Linear Technology Corp.	160,193	4,912
*	Cognizant Technology Solutions Corp.	208,529	4,761
	Xilinx, Inc.	201,622	4,728
*	MEMC Electronic Materials, Inc.	164,442	4,647
*	NetApp, Inc.	247,947	4,520
	Harris Corp.	97,300	4,495
	Altera Corp.	216,448	4,476
*	Computer Sciences Corp.	109,150	4,380
*	Sun Microsystems, Inc.	564,285	4,289
*	Flextronics International Ltd.	603,653	4,274
	Seagate Technology	349,875	4,240
*	NVIDIA Corp.	380,407	4,074
*	BMC Software, Inc.	137,868	3,947
*	McAfee Inc.	116,193	3,946
	Microchip Technology, Inc.	133,528	3,930
	KLA-Tencor Corp.	122,739	3,885
*	VeriSign, Inc.	140,550	3,666
*	Alliance Data Systems Corp.	57,294	3,631
*	FLIR Systems, Inc.	94,196	3,619
*	salesforce.com, inc.	73,783	3,571
*	Marvell Technology Group Ltd.	368,783	3,430
*	Western Digital Corp.	159,799	3,407
*	Citrix Systems, Inc.	132,503	3,347
*	Affiliated Computer Services, Inc. Class A	64,808	3,281
*	SanDisk Corp.	162,289	3,173
	National Semiconductor Corp.	175,101	3,013
*	LAM Research Corp.	90,265	2,842

*	SAIC, Inc.	133,131	2,693
*	Avnet, Inc.	108,544	2,673
*	NCR Corp.	120,927	2,666
	Fidelity National Information Services, Inc.	141,107	2,605
	Global Payments Inc.	57,561	2,582
*	Teradata Corp.	129,727	2,530
*	LSI Corp.	460,615	2,469
*	Mettler-Toledo International Inc.	25,175	2,467
*	Arrow Electronics, Inc.	88,629	2,324
*	Hewitt Associates, Inc.	63,350	2,308
*	Advanced Micro Devices, Inc.	439,439	2,307
*	ANSYS, Inc.	60,824	2,303
*	Trimble Navigation Ltd.	87,734	2,269
*	Lexmark International, Inc.	68,885	2,244
*	Micron Technology, Inc.	549,429	2,225
*	Itron, Inc.	24,825	2,198
	Lender Processing Services, Inc.	70,053	2,138
*	Akamai Technologies, Inc.	121,891	2,126
*	Red Hat, Inc.	137,732	2,076
*	Synopsys, Inc.	102,713	2,049
	SunPower Corp. Class B	29,554	2,041
	Total System Services, Inc.	122,017	2,001
*	ON Semiconductor Corp.	273,979	1,852
*	Compuware Corp.	189,858	1,840
*	Foundry Networks, Inc.	100,607	1,832
*	Ingram Micro, Inc. Class A	109,990	1,768
*	Sybase, Inc.	57,430	1,759
*	CommScope, Inc.	50,684	1,756
	FactSet Research Systems Inc.	32,888	1,718
	Molex, Inc. Class A	81,315	1,692
*	Equinix, Inc.	24,241	1,684
*	DST Systems, Inc.	29,695	1,663
*	Brocade Communications Systems, Inc.	273,650	1,593
	Diebold, Inc.	47,883	1,585
*	MICROS Systems, Inc.	59,274	1,580
	Broadridge Financial Solutions LLC	102,015	1,570
*	Parametric Technology Corp.	83,995	1,546
	Intersil Corp.	90,276	1,497
*	Nuance Communications, Inc.	122,593	1,494
*	QLogic Corp.	96,416	1,481
*	Polycom, Inc.	63,600	1,471
*	Microsemi Corp.	57,273	1,459
*	Novellus Systems, Inc.	72,614	1,426
*	F5 Networks, Inc.	59,832	1,399
*	JDS Uniphase Corp.	163,378	1,382
*	Varian Semiconductor Equipment Associates, Inc.	54,222	1,362
*,^	Cree, Inc.	58,893	1,342
*	SINA.com	38,060	1,340
*	Zebra Technologies Corp. Class A	47,648	1,327
*	Convergys Corp.	89,218	1,319

*	Anixter International Inc.	22,085	1,314
*	Dolby Laboratories Inc.	37,186	1,309
*	Novell, Inc.	254,530	1,308
*	Solera Holdings, Inc.	45,063	1,294
	National Instruments Corp.	43,021	1,293
*	Cadence Design Systems, Inc.	189,164	1,279
*	Metavante Technologies	65,213	1,256
	Jabil Circuit, Inc.	129,334	1,234
*	IAC/InterActiveCorp	69,715	1,206
*	PMC Sierra Inc.	159,856	1,186
*	Concur Technologies, Inc.	30,845	1,180
	Jack Henry & Associates Inc.	57,468	1,168
*	Tech Data Corp.	38,208	1,141
*	Macrovision Solutions Corp.	74,126	1,140
*	Perot Systems Corp.	65,250	1,132
*	NeuStar, Inc. Class A	56,137	1,117
*	Tellabs, Inc.	272,846	1,108
*	CACI International, Inc.	21,810	1,093
*	Gartner, Inc. Class A	47,844	1,085
*	Sohu.com Inc.	19,426	1,083
*	Atmel Corp.	308,716	1,047
*	Atheros Communications, Inc.	43,671	1,030
*	Silicon Laboratories Inc.	33,504	1,029
*	VistaPrint Ltd.	30,710	1,009
*	International Rectifier Corp.	52,683	1,002
*	Skyworks Solutions, Inc.	119,453	999
*	TIBCO Software Inc.	135,518	992
*	Teradyne, Inc.	125,915	983
*	Integrated Device Technology Inc.	123,961	964
	Take-Two Interactive Software, Inc.	56,465	926
*	ManTech International Corp.	15,240	904
*	Comtech Telecommunications Corp.	17,953	884
*	Rambus Inc.	68,261	877
*	Ariba, Inc.	62,037	877
*	Digital River, Inc.	26,916	872
*	Blackboard Inc.	21,378	861
*	Vishay Intertechnology, Inc.	127,305	843
*	Informatica Corp.	64,462	837
*	Wright Express Corp.	28,188	833
	ADTRAN Inc.	42,048	820
*	Fairchild Semiconductor International, Inc.	92,129	819
	Fair Isaac, Inc.	35,361	815
*	VeriFone Holdings, Inc.	49,028	811
*	VMware Inc.	30,400	810
	Plantronics, Inc.	35,510	800
*	Progress Software Corp.	30,761	799
*	InterDigital, Inc.	33,034	794
*	CyberSource Corp.	47,841	771
*	j2 Global Communications, Inc.	32,388	756
*	Mentor Graphics Corp.	66,528	755

*	EchoStar Corp.	30,502	735
*	L-1 Identity Solutions Inc.	48,026	734
*	Websense, Inc.	32,730	732
*	Omniture, Inc.	39,736	730
*	SRA International, Inc.	32,170	728
*	Verigy Ltd.	44,579	726
*	ADC Telecommunications, Inc.	85,077	719
*	Unisys Corp.	260,192	716
*	Intermec, Inc.	36,414	715
*	3Com Corp.	305,142	711
*	Checkpoint Systems, Inc.	37,593	708
*	ValueClick, Inc.	69,130	707
*	Synaptics Inc.	23,325	705
*	Benchmark Electronics, Inc.	49,300	694
*	Arris Group Inc.	89,273	690
	Acxiom Corp.	54,460	683
*	MKS Instruments, Inc.	34,048	678
*	Rofin-Sinar Technologies Inc.	22,062	675
*	EarthLink, Inc.	78,729	669
*	Lawson Software, Inc.	95,055	665
*	Avocent Corp.	32,339	662
	Imation Corp.	29,166	660
*	Emulex Corp.	61,688	658
*	Avid Technology, Inc.	27,137	653
*	Advent Software, Inc.	18,499	652
*	ACI Worldwide, Inc.	36,810	645
*	Plexus Corp.	30,965	641
*	Semtech Corp.	45,667	638
	Blackbaud, Inc.	34,498	636
*	Ciena Corp.	62,801	633
	Black Box Corp.	18,198	628
*	CSG Systems International, Inc.	35,829	628
*	FEI Co.	26,312	626
*	Quest Software, Inc.	49,027	622
	MTS Systems Corp.	14,633	616
*	Tekelec	43,805	613
	Cognex Corp.	29,697	599
*	Net 1 UEPS Technologies, Inc.	26,637	595
^	Quality Systems, Inc.	13,904	588
*	Tessera Technologies, Inc.	35,423	579
*	RF Micro Devices, Inc.	198,071	578
*	DTS Inc.	20,719	577
*	Cypress Semiconductor Corp.	108,856	568
*	THQ Inc.	46,931	565
	CTS Corp.	43,917	561
*	Interwoven Inc.	39,526	558
*	Sonus Networks, Inc.	192,825	555
*	Genpact, Ltd.	53,430	555
*	Littelfuse, Inc.	18,669	555
*,^	Bankrate, Inc.	14,225	553

*	Harmonic, Inc.	65,279	552
*	Rogers Corp.	14,864	550
*	Art Technology Group, Inc.	152,897	538
*	Electronics for Imaging, Inc.	38,499	536
*	Amkor Technology, Inc.	84,020	535
*	Sanmina-SCI Corp.	381,737	534
*	Cabot Microelectronics Corp.	16,606	533
*	Manhattan Associates, Inc.	23,785	531
*	Epicor Software Corp.	67,258	531
*	Cymer, Inc.	20,868	529
*	RealNetworks, Inc.	102,751	522
*	Advanced Energy Industries, Inc.	38,142	522
	United Online, Inc.	55,195	519
*	Commvault Systems, Inc.	42,688	514
*	Adaptec, Inc.	156,673	514
*	FormFactor Inc.	29,457	513
*	Cirrus Logic, Inc.	91,984	501
*	JDA Software Group, Inc.	32,218	490
*	Blue Coat Systems, Inc.	34,410	488
*	EPIQ Systems, Inc.	35,519	483
*	Forrester Research, Inc.	16,016	470
*	ATMI, Inc.	25,794	464
	Cohu, Inc.	29,280	463
*	ModusLink Global Solutions, Inc.	47,643	458
*	Euronet Worldwide, Inc.	27,272	456
*	Wind River Systems Inc.	45,397	454
*	Applied Micro Circuits Corp.	75,907	454
*	Integral Systems, Inc.	21,826	453
	MAXIMUS, Inc.	12,301	453
	Molex, Inc.	20,154	452
*	Digimarc Corp.	28,535	445
*	Cogent Inc.	43,124	441
*	OmniVision Technologies, Inc.	38,484	439
*	Internet Capital Group Inc.	53,998	438
*	Brooks Automation, Inc.	51,010	426
*	DG FastChannel Inc.	19,382	425
*	The Hackett Group Inc.	77,445	421
	NIC Inc.	60,171	415
*	Mercadolibre Inc.	20,356	414
*	Actel Corp.	32,653	408
*	DealerTrack Holdings Inc.	24,135	406
*	Ciber, Inc.	57,922	405
*	Insight Enterprises, Inc.	30,032	403
*,^	Echelon Corp.	40,198	397
*	ScanSource, Inc.	13,569	391
*	Brightpoint, Inc.	53,552	386
*	Sycamore Networks, Inc.	119,217	385
*	Digi International, Inc.	36,732	375
*	Electro Scientific Industries, Inc.	26,154	372
	Bel Fuse, Inc. Class B	12,954	369

	Technitrol, Inc.	24,904	368
	Park Electrochemical Corp.	15,191	368
*,^	EMCORE Corp.	73,035	361
*	Diodes Inc.	19,491	360
*	TeleTech Holdings, Inc.	28,827	359
*	NETGEAR, Inc.	23,864	358
*	The Ultimate Software Group, Inc.	13,196	356
*	Infinera Corp.	37,245	356
	Agilysys, Inc.	34,650	350
*	The Knot, Inc.	41,100	343
*	Entegris Inc.	70,795	343
*	TiVo Inc.	46,272	339
*	GSI Commerce, Inc.	21,799	337
*	Extreme Networks, Inc.	98,921	333
	Electro Rent Corp.	24,688	332
*	Riverbed Technology, Inc.	26,206	328
*,^	Palm, Inc.	54,895	328
*	Gerber Scientific, Inc.	35,466	324
*	MicroStrategy Inc.	5,367	319
*	TriQuint Semiconductor, Inc.	66,582	319
*	Hypercom Corp.	79,406	318
*	Conexant Systems, Inc.	78,985	317
	Micrel, Inc.	34,524	313
*	Aruba Networks, Inc.	61,000	313
*	SI International Inc.	10,360	311
*	Bottomline Technologies, Inc.	29,889	311
*	Ceva, Inc.	37,295	310
*	Anaren, Inc.	29,950	304
*	Liquidity Services, Inc.	27,712	301
*	SPSS, Inc.	10,231	300
	Heartland Payment Systems, Inc.	11,743	300
*	LTX-Credence Corp.	172,076	299
*	SAVVIS, Inc.	22,147	298
*	Harris Stratex Networks, Inc. Class A	37,998	297
	Syntel, Inc.	11,526	282
*	Kulicke & Soffa Industries, Inc.	61,910	279
*	Eagle Test Systems, Inc.	18,236	279
*	ViaSat, Inc.	11,791	278
*	Advanced Analogic Technologies, Inc.	59,300	276
	AVX Corp.	26,859	274
*	Actuate Software Corp.	76,990	269
*	Sapient Corp.	35,813	266
*	FARO Technologies, Inc.	13,033	265
	Renaissance Learning, Inc.	20,431	265
*,^	Sigma Designs, Inc.	18,659	265
	Daktronics, Inc.	15,880	265
*	Standard Microsystem Corp.	10,509	263
*	IXYS Corp.	28,753	261
*	Computer Task Group, Inc.	40,141	261
*	Zoran Corp.	31,584	258

*	DSP Group Inc.	33,252	254
*	Kenexa Corp.	15,795	249
*	Secure Computing Corp.	45,417	249
*	Hutchinson Technology, Inc.	21,411	248
*	EMS Technologies, Inc.	11,081	247
*	KVH Industries, Inc.	26,863	247
*	i2 Technologies, Inc.	18,269	246
*	Captaris Inc.	53,135	245
*	Finisar Corp.	241,621	244
*	Radiant Systems, Inc.	27,947	243
*	infoGROUP, Inc.	36,494	241
*	Vocus, Inc.	7,091	241
*,^	Cavium Networks, Inc.	16,900	238
*	Kopin Corp.	72,763	227
*	Rackable Systems Inc.	23,021	226
*,^	Data Domain, Inc.	10,100	225
*	Hittite Microwave Corp.	6,682	225
*	Entrust, Inc.	104,287	224
*	Asyst Technologies, Inc.	92,228	221
*	Tyler Technologies, Inc.	14,584	221
*	Powerwave Technologies, Inc.	55,133	218
*	Axcelis Technologies, Inc.	121,907	207
*	Exar Corp.	26,906	206
	Gevity HR, Inc.	28,230	206
*	FalconStor Software, Inc.	38,292	205
*	Chordiant Software, Inc.	39,910	205
*	Mercury Computer Systems, Inc.	22,853	203
*	Borland Software Corp.	132,083	202
*	Bookham, Inc.	176,286	199
*	Netlogic Microsystems Inc.	6,477	196
*	Callidus Software Inc.	49,123	195
*	Stratasys, Inc.	11,134	195
*	ComScore Inc.	11,010	194
	InfoSpace, Inc.	17,688	192
^	Imergent, Inc.	16,967	190
*	Cray, Inc.	36,674	190
*	SonicWALL, Inc.	36,218	190
*	Cogo Group, Inc.	36,000	190
*	Lattice Semiconductor Corp.	91,088	188
*	Interactive Intelligence Inc.	20,782	187
*	ANADIGICS, Inc.	65,694	185
*	Dot Hill Systems Corp.	81,746	184
*	Photon Dynamics, Inc.	11,954	183
*	Globecomm Systems, Inc.	20,784	182
*	Immersion Corp.	31,063	181
*	iGATE Corp.	20,828	181
*	Newport Corp.	16,557	178
*	MSC Software Corp.	16,500	177
*	Taleo Corp. Class A	8,800	175
*	California Micro Devices Corp.	56,097	168

*	Novatel Wireless, Inc.	27,198	165
*	ActivIdentity Corp.	72,340	164
*	Measurement Specialties, Inc.	9,379	164
*	Monolithic Power Systems	9,400	163
*	DDi Corp.	31,386	163
	Methode Electronics, Inc. Class A	18,194	163
	PC-Tel, Inc.	17,396	162
*	Double-Take Software Inc.	16,182	161
*	TNS Inc.	8,291	161
*	BigBand Networks Inc.	43,206	159
*	Virage Logic Corp.	26,890	159
*,^	Bidz.com, Inc.	18,299	158
*	Silicon Image, Inc.	29,631	158
*	Keynote Systems Inc.	11,808	156
*	Intevac, Inc.	14,537	155
*	TTM Technologies, Inc.	15,459	153
	Pegasystems Inc.	11,640	150
*	Presstek, Inc.	26,525	150
*	OSI Systems Inc.	6,300	148
*	SYNNEX Corp.	6,592	147
*	Vignette Corp.	13,645	147
*	Veeco Instruments, Inc.	9,329	138
*	Avanex Corp.	29,116	136
*	Multi-Fineline Electronix, Inc.	8,980	133
*	Perficient, Inc.	19,948	132
*	Internap Network Services Corp.	37,979	132
*	LoJack Corp.	19,592	131
*	Move, Inc.	61,512	130
*	Ixia	17,492	129
*	Oplink Communications, Inc.	10,658	129
*	UTStarcom, Inc.	37,662	127
*	LoopNet, Inc.	12,850	126
*	Global Cash Access, Inc.	24,561	124
*	Silicon Storage Technology, Inc.	38,096	124
*	BearingPoint, Inc.	246,259	123
*	Integrated Silicon Solution, Inc.	52,648	122
*	VASCO Data Security International, Inc.	11,679	121
*	Universal Display Corp.	10,762	118
*	Terremark Worldwide, Inc.	17,066	117
*	Catapult Communications Corp.	24,215	116
*	Ness Technologies Inc.	9,900	114
*	NVE Corp.	3,949	112
*	SeaChange International, Inc.	11,274	109
*	iPass Inc.	48,300	104
*	Loral Space and Communications Ltd.	7,036	104
*	Symyx Technologies, Inc.	10,375	103
	Marchex, Inc.	9,960	102
*	Autobytel Inc.	95,503	102
*	Quantum Corp.	93,687	101
*	RadiSys Corp.	11,734	101

*	Safeguard Scientifics, Inc.	80,067	100
*	Concurrent Computer Corp.	17,116	99
*	DivX, Inc.	15,200	98
*	Zygo Corp.	7,741	97
*	Openwave Systems Inc.	77,283	96
*	Hughes Communications Inc.	2,600	95
*,^	Access Intergrated Technologies Inc.	66,166	95
*	OPNET Technologies, Inc.	7,762	95
*	Soapstone Networks Inc.	28,191	94
*	S1 Corp.	15,148	93
*	Network Equipment Technologies, Inc.	26,765	92
*	MRV Communications Inc.	78,072	91
*	Greenfield Online, Inc.	5,200	90
*	Acme Packet, Inc.	15,493	89
*	Starent Networks Corp.	6,832	88
*,^	Convera Corp.	81,202	87
*	CyberOptics Corp.	9,117	86
	TheStreet.com, Inc.	14,302	86
*	Supertex, Inc.	2,969	84
*	Phoenix Technologies Ltd.	10,207	82
*	Online Resources Corp.	10,489	81
*	Startek, Inc.	12,679	81
*	hi/fn, Inc.	24,822	79
*	Isilon Systems Inc.	18,000	79
*	Kemet Corp.	55,669	78
*	Aware, Inc.	24,948	77
*	Pericom Semiconductor Corp.	7,354	77
	MoneyGram International, Inc.	53,946	77
*	Spansion Inc. Class A	48,408	75
*	Comverge Inc.	16,200	75
*	Rudolph Technologies, Inc.	8,740	73
*,^	ParkerVision, Inc.	7,288	73
*	Digital Angel Corp.	194,704	72
*	Lasercard Corp.	18,024	72
*,^	Maxwell Technologies, Inc.	5,340	71
*	Mindspeed Technologies Inc.	29,313	70
*	Synchronoss Technologies, Inc.	7,270	68
*	Constant Contact, Inc.	4,000	68
*	SuccessFactors Inc.	6,100	66
*	AsiaInfo Holdings, Inc.	7,100	65
*	Nu Horizons Electronics Corp.	16,256	65
*	Netezza Corp.	6,100	65
*	LookSmart, Ltd.	24,938	64
*	MIPS Technologies, Inc.	18,092	64
*	Ultratech, Inc.	5,205	63
*	ExlService Holdings, Inc.	7,172	63
*	Lionbridge Technologies, Inc.	25,775	63
*	Napster, Inc.	23,310	61
*	Centillium Communications, Inc.	101,466	60
*	Saba Software, Inc.	18,394	60

*	Cherokee International Corp.	20,402	58
*	Smith Micro Software, Inc.	8,157	58
*	Endwave Corp.	11,401	57
*	Trident Microsystems, Inc.	23,681	57
*	Symmetricom Inc.	11,037	55
*	Mattson Technology, Inc.	11,305	53
*	PC Connection, Inc.	7,935	53
*	SupportSoft, Inc.	17,456	52
*	PLX Technology, Inc.	10,154	52
*	MoSys, Inc.	12,209	52
*	AuthenTec, Inc.	23,933	51
*	Limelight Networks Inc.	20,575	51
*	GSE Systems, Inc.	7,184	50
*	SiRF Technology Holdings, Inc.	32,944	49
*	Analysts International Corp.	43,421	49
*	Neutral Tandem, Inc.	2,600	48
*	PROS Holdings, Inc.	5,100	48
*	Dynamics Research Corp.	6,159	47
*	Website Pros, Inc.	8,564	46
*	OpenTV Corp.	32,700	46
*	SRS Labs, Inc.	7,958	44
*	Orbcomm, Inc.	8,800	43
*	3PAR, Inc.	6,600	43
	Keithley Instruments Inc.	5,060	42
*	SourceForge Inc.	30,795	42
*	Jupitermedia Corp.	36,066	42
*	Magma Design Automation, Inc.	10,332	42
	Bel Fuse, Inc. Class A	1,477	41
*	NetScout Systems, Inc.	3,796	40
	QAD Inc.	5,641	39
*	WebMD Health Corp. Class A	1,300	39
*	Edgewater Technology, Inc.	7,930	39
*	Calamp Corp.	29,196	39
*	RAE Systems, Inc.	22,642	38
*	TranSwitch Corp.	69,977	38
*	Switch and Data Inc.	3,000	37
*	Airspan Networks Inc.	107,674	37
*	Atari, Inc.	21,839	36
*,^	American Technology Corp.	65,882	36
*	AuthentiDate Holding Corp.	76,876	35
*	Transmeta Corp.	2,145	35
*	Planar Systems, Inc.	13,595	35
*	OpNext, Inc.	7,514	34
*,^	On2 Technologies, Inc.	101,265	34
*	STEC Inc.	4,317	33
*	Telecommunication Systems, Inc.	4,768	33
*	BSQUARE Corp.	9,140	33
	Cass Information Systems, Inc.	904	32
*	FSI International, Inc.	43,508	32
*	Rainmaker Systems, Inc.	13,990	31

*	GSI Group, Inc.	8,560	30
*	PDF Solutions, Inc.	5,752	30
*	Datalink Corp.	6,544	29
*	White Electronic Designs Corp.	5,637	28
*	TechTeam Global, Inc.	3,748	28
*	IPG Photonics Corp.	1,400	27
*	Sonic Solutions, Inc.	6,082	27
*	InFocus Corp.	17,912	26
*	Spectrum Control, Inc.	3,510	26
*	Nanometrics Inc.	12,155	26
*	Sumtotal Systems Inc.	6,084	25
*	Ditech Networks Inc.	20,000	24
*	NetSuite Inc.	1,300	23
*	Leadis Technology Inc.	31,952	23
*	Photronics, Inc.	12,399	23
*	PLATO Learning, Inc.	8,094	23
*	Smart Modular Technologies Inc.	7,639	23
*	X-Rite Inc.	5,944	21
*	PAR Technology Corp.	2,900	21
*	Telular Corp.	7,835	19
*	Lantronix, Inc.	41,675	19
*	Ramtron International Corp.	6,348	17
*	Merix Corp.	13,354	17
	Richardson Electronics, Ltd.	2,516	16
*	RightNow Technologies Inc.	1,200	15
*	Tollgrade Communications, Inc.	3,588	15
*	Miva Inc.	24,139	15
*	Intraware, Inc.	3,975	14
*	Volterra Semiconductor Corp.	1,100	14
*	Catalyst Semiconductor, Inc.	2,800	13
*	QuickLogic Corp.	11,838	12
*	SCM Microsystems, Inc.	5,161	12
*	Enliven Marketing Technologies Corp.	17,586	11
*	Zix Corp.	4,904	11
	Mastech Holdings, Inc.	1,389	11
*,^	Superconductor Technologies Inc.	7,694	10
*,^	Research Frontiers, Inc.	2,434	10
*	Zhone Technologies	51,901	10
*	NMS Communications Corp.	19,521	10
*	Pixelworks, Inc.	6,860	9
*	TransAct Technologies Inc.	1,134	9
*	EFJ, Inc.	7,007	9
*	Westell Technologies, Inc.	12,309	9
*	SM&A Corp.	2,694	8
*	Selectica, Inc.	8,094	8
*	COMARCO, Inc.	6,117	8
*	Techwell, Inc.	800	8
*	Nextwave Wireless Inc.	12,200	7
*	Rimage Corp.	483	7
*	LivePerson, Inc.	2,095	6

*	Mechanical Technology Inc.	3,375	6
*	Network Engines, Inc.	10,019	6
*	Semitool, Inc.	621	5
*	eLoyalty Corp.	859	4
*	I.D. Systems, Inc.	474	4
*	Evolving Systems, Inc.	2,413	4
*	Airvana, Inc.	600	4
*	LeCroy Corp.	387	3
*	Allen Organ Co. Escrow Shares	283	3
*	Management Network Group Inc.	2,896	3
*	Channell Commercial Corp.	4,460	2
*	Wireless Telecom Group, Inc.	1,279	1
*	iGo, Inc.	1,228	1
	Frequency Electronics, Inc.	283	1
*	Wave Systems Corp. Class A	2,169	1
			1,469,087
Materials (3.7%)
	Monsanto Co.	396,102	39,206
	E.I. du Pont de Nemours & Co.	650,096	26,199
	Dow Chemical Co.	671,527	21,341
	Praxair, Inc.	226,044	16,216
	Freeport-McMoRan Copper & Gold, Inc. Class B	276,615	15,726
	Alcoa Inc.	588,259	13,283
	Newmont Mining Corp. (Holding Co.)	315,128	12,214
	Air Products & Chemicals, Inc.	152,049	10,414
	Weyerhaeuser Co.	152,476	9,237
	Nucor Corp.	226,300	8,939
	International Paper Co.	293,276	7,678
	The Mosaic Co.	112,123	7,629
	PPG Industries, Inc.	118,449	6,908
	United States Steel Corp.	85,041	6,600
	Ecolab, Inc.	133,866	6,495
	Rohm & Haas Co.	92,005	6,440
^	Vulcan Materials Co.	79,015	5,887
	Sigma-Aldrich Corp.	93,045	4,877
*	Owens-Illinois, Inc.	120,400	3,540
	CF Industries Holdings, Inc.	38,701	3,540
	Cleveland-Cliffs Inc.	65,236	3,454
^	Martin Marietta Materials, Inc.	29,887	3,347
	Celanese Corp. Series A	109,055	3,044
	Eastman Chemical Co.	55,099	3,034
	MeadWestvaco Corp.	125,381	2,923
	Airgas, Inc.	53,876	2,675
	Ball Corp.	67,136	2,651
	FMC Corp.	51,299	2,636
*	Crown Holdings, Inc.	115,861	2,573
	Sealed Air Corp.	115,867	2,548
*	Pactiv Corp.	94,492	2,346
	Sonoco Products Co.	71,889	2,134
	Lubrizol Corp.	49,222	2,123

	AK Steel Holding Corp.	80,982	2,099
	International Flavors & Fragrances, Inc.	52,559	2,074
	Steel Dynamics, Inc.	116,154	1,985
	Terra Industries, Inc.	66,161	1,945
	Allegheny Technologies Inc.	65,735	1,942
	AptarGroup Inc.	49,283	1,927
	Nalco Holding Co.	102,277	1,896
	Bemis Co., Inc.	72,249	1,887
	Reliance Steel & Aluminum Co.	47,602	1,807
*	Domtar Corp.	387,317	1,782
	Packaging Corp. of America	75,615	1,753
	RPM International, Inc.	88,336	1,708
	Albemarle Corp.	53,230	1,642
	Hercules, Inc.	77,962	1,543
	Valspar Corp.	69,122	1,541
	Huntsman Corp.	120,593	1,519
	Cabot Corp.	46,900	1,490
	Commercial Metals Co.	83,632	1,413
	Cytec Industries, Inc.	32,992	1,284
	Compass Minerals International, Inc.	23,749	1,244
	Ashland, Inc.	41,297	1,208
	Temple-Inland Inc.	77,695	1,186
	Greif Inc. Class A	17,616	1,156
	Rock-Tenn Co.	26,694	1,067
	Olin Corp.	54,677	1,061
	Silgan Holdings, Inc.	19,228	982
^	Titanium Metals Corp.	85,337	968
	Sensient Technologies Corp.	33,436	941
*	Smurfit-Stone Container Corp.	185,845	873
	Carpenter Technology Corp.	33,509	859
*	Rockwood Holdings, Inc.	32,789	841
	Chemtura Corp.	179,020	816
	Minerals Technologies, Inc.	13,635	809
	Royal Gold, Inc.	22,489	809
*	W.R. Grace & Co.	53,332	806
	H.B. Fuller Co.	38,512	804
	Scotts Miracle-Gro Co.	33,344	788
*	Century Aluminum Co.	27,655	766
*	Calgon Carbon Corp.	37,315	760
	AMCOL International Corp.	23,731	742
	Worthington Industries, Inc.	49,100	734
	Eagle Materials, Inc.	32,080	718
	Louisiana-Pacific Corp.	74,546	693
	Texas Industries, Inc.	16,953	693
	Arch Chemicals, Inc.	18,556	655
	Ferro Corp.	32,461	652
	Schnitzer Steel Industries, Inc. Class A	15,779	619
	Balchem Corp.	20,977	559
*,^	Coeur d'Alene Mines Corp.	353,193	540
*	Hecla Mining Co.	112,777	528

	NewMarket Corp.	9,500	499
*	OM Group, Inc.	21,848	492
	Kaiser Aluminum Corp.	10,537	453
	Deltic Timber Corp.	6,700	427
	American Vanguard Corp.	28,035	423
*	RTI International Metals, Inc.	19,249	376
	Glatfelter	27,763	376
*	Brush Engineered Materials Inc.	19,333	359
*	Headwaters Inc.	26,354	352
	A.M. Castle & Co.	20,266	350
*	Haynes International, Inc.	7,443	349
*	Buckeye Technology, Inc.	41,998	344
	Koppers Holdings, Inc.	8,400	314
*,^	Zoltek Cos., Inc.	17,675	302
	Stepan Co.	5,080	277
*	AbitibiBowater, Inc.	65,147	252
	Quaker Chemical Corp.	8,828	251
*	PolyOne Corp.	38,843	251
	Neenah Paper Inc.	12,501	248
*,^	Altair Nanotechnology Inc.	102,825	247
*	U.S. Concrete, Inc.	52,769	236
	Schweitzer-Mauduit International, Inc.	12,376	235
	Spartech Corp.	23,395	232
	Innospec, Inc.	19,088	230
	Zep, Inc.	12,921	228
	Olympic Steel, Inc.	7,580	224
	Wausau Paper Corp.	21,140	214
	NL Industries, Inc.	20,466	210
	A. Schulman Inc.	10,564	209
	Myers Industries, Inc.	16,557	209
*	Graphic Packaging Holding Co.	82,445	206
	Westlake Chemical Corp.	7,619	160
*	Allied Nevada Gold Corp.	25,590	146
*	Apex Silver Mines Ltd.	72,432	125
*	GenTek, Inc.	4,845	125
	Innophos Holdings Inc.	5,100	124
*	U.S. Energy Corp.	47,437	123
*,^	Flotek Industries, Inc.	10,800	119
*	Mercer International Inc.	31,581	116
*	Landec Corp.	13,238	108
*	Stillwater Mining Co.	18,305	106
	Penford Corp.	5,907	104
	Hawkins, Inc.	5,949	104
*	General Moly, Inc.	18,900	82
*	Horsehead Holding Corp.	12,700	75
*	Material Sciences Corp.	12,512	72
*	LSB Industries, Inc.	5,000	69
	Georgia Gulf Corp.	26,489	66
*	U.S. Gold Corp.	47,800	63
*	Nonophase Technologies Corp.	45,851	60

*	Omnova Solutions Inc.	23,876	48
*	Caraustar Industries, Inc.	29,959	45
*	AEP Industries, Inc.	1,855	37
	Great Northern Iron Ore Properties	400	28
*	ADA-ES Inc.	3,100	25
*	Chesapeake Corp. of Virginia	18,046	12
*	Constar International Inc.	14,475	9
			338,497
Telecommunication Services (2.8%)
	AT&T Inc.	4,287,536	119,708
	Verizon Communications Inc.	2,057,285	66,018
	Sprint Nextel Corp.	2,003,524	12,222
*	American Tower Corp. Class A	286,247	10,296
*	Crown Castle International Corp.	193,670	5,611
*	NII Holdings Inc.	121,022	4,589
	Embarq Corp.	106,497	4,318
	Qwest Communications International Inc.	1,136,017	3,669
	Windstream Corp.	322,886	3,532
*,^	Level 3 Communications, Inc.	1,120,057	3,024
	Frontier Communications Corp.	234,006	2,691
	CenturyTel, Inc.	72,319	2,650
	Telephone & Data Systems, Inc.	68,142	2,436
*	MetroPCS Communications Inc.	151,418	2,118
*	SBA Communications Corp.	71,202	1,842
*	Leap Wireless International, Inc.	40,290	1,535
*	TW telecom, Inc.	101,177	1,051
*	U.S. Cellular Corp.	13,917	653
*	Premiere Global Services, Inc.	42,306	595
*	Centennial Communications Corp. Class A	88,325	551
*	Cincinnati Bell Inc.	177,417	548
	Alaska Communications Systems Holdings, Inc.	43,457	531
	FairPoint Communications, Inc.	60,321	523
	Atlantic Tele-Network, Inc.	14,200	398
*	General Communication, Inc.	42,068	390
*	Syniverse Holdings Inc.	22,881	380
*	Clearwire Corp.	30,144	358
	Consolidated Communications Holdings, Inc.	20,136	304
	NTELOS Holdings Corp.	10,890	293
	Telephone & Data Systems, Inc. - Special Common Shares	7,633	274
*	iPCS, Inc.	11,508	256
*	Cogent Communications Group, Inc.	32,541	251
*	Cbeyond Inc.	17,185	247
	Iowa Telecommunications Services Inc.	12,636	236
*	Global Crossing Ltd.	15,376	233
	Shenandoah Telecommunications Co.	9,230	204
	USA Mobility, Inc.	16,610	183
*	Fibertower Corp.	126,595	175
	D&E Communications, Inc.	18,641	141
	Hickory Tech Corp.	22,563	131
*	Vonage Holdings Corp.	121,632	122

	Arbinet Holdings, Inc.	41,259	113
*	iBasis, Inc.	31,232	109
*	PAETEC Holding Corp.	43,843	94
	SureWest Communications	8,622	88
*	ICO Global Communications (Holdings) Ltd.	57,338	63
*	TerreStar Corp.	29,508	30
*	8X8 Inc.	30,843	26
*	IDT Corp. Class B	29,903	22
*	LCC International, Inc. Class A	58,150	3
*	IDT Corp.	1,658	1
			255,836
Utilities (3.7%)
	Exelon Corp.	473,472	29,649
	Southern Co.	553,780	20,872
	Dominion Resources, Inc.	417,147	17,846
	Duke Energy Corp.	912,736	15,909
	FirstEnergy Corp.	220,089	14,744
	FPL Group, Inc.	279,876	14,078
	Entergy Corp.	138,247	12,305
	Public Service Enterprise Group, Inc.	367,064	12,036
	American Electric Power Co., Inc.	289,884	10,749
	PPL Corp.	269,303	9,970
	PG&E Corp.	261,847	9,806
	Edison International	223,434	8,915
	Sempra Energy	171,639	8,663
	Consolidated Edison Inc.	196,816	8,455
	Progress Energy, Inc.	179,238	7,731
	Xcel Energy, Inc.	311,005	6,217
	Ameren Corp.	151,216	5,902
*	AES Corp.	484,904	5,669
	Questar Corp.	125,148	5,121
	DTE Energy Co.	117,836	4,728
	Allegheny Energy, Inc.	121,284	4,460
*	NRG Energy, Inc.	161,797	4,005
	Wisconsin Energy Corp.	84,483	3,793
	MDU Resources Group, Inc.	125,456	3,638
	Pepco Holdings, Inc.	145,366	3,330
	CenterPoint Energy Inc.	225,137	3,280
	Equitable Resources, Inc.	89,023	3,266
	Constellation Energy Group, Inc.	128,750	3,129
	SCANA Corp.	80,000	3,114
	NiSource, Inc.	197,936	2,922
	Northeast Utilities	112,225	2,879
	Integrys Energy Group, Inc.	55,232	2,758
*	Mirant Corp.	149,502	2,734
	NSTAR	77,149	2,585
	Alliant Energy Corp.	79,710	2,567
	Puget Energy, Inc.	93,645	2,500
	Pinnacle West Capital Corp.	72,646	2,500
	ONEOK, Inc.	71,564	2,462

	TECO Energy, Inc.	152,401	2,397
	Energen Corp.	49,280	2,231
	National Fuel Gas Co.	52,894	2,231
	OGE Energy Corp.	66,595	2,056
	DPL Inc.	82,166	2,038
	CMS Energy Corp.	163,036	2,033
	UGI Corp. Holding Co.	77,353	1,994
	Great Plains Energy, Inc.	85,923	1,903
	ITC Holdings Corp.	35,778	1,852
*	Reliant Energy, Inc.	249,769	1,836
	Hawaiian Electric Industries Inc.	61,260	1,777
	Westar Energy, Inc.	76,299	1,758
	Atmos Energy Corp.	65,496	1,744
	AGL Resources Inc.	55,525	1,742
^	Aqua America, Inc.	97,101	1,726
^	Piedmont Natural Gas, Inc.	53,534	1,711
	Sierra Pacific Resources	169,771	1,626
	Vectren Corp.	55,740	1,552
	Nicor Inc.	32,944	1,461
*	Dynegy, Inc.	367,506	1,316
	WGL Holdings Inc.	36,309	1,178
	Cleco Corp.	43,537	1,099
	New Jersey Resources Corp.	30,265	1,086
	Portland General Electric Co.	45,293	1,072
	Northwest Natural Gas Co.	19,096	993
	IDACORP, Inc.	32,849	956
	Southwest Gas Corp.	31,407	950
	Black Hills Corp.	28,227	877
	ALLETE, Inc.	19,340	861
	Avista Corp.	38,706	840
	South Jersey Industries, Inc.	21,634	772
	UniSource Energy Corp.	25,050	731
	The Laclede Group, Inc.	15,052	730
	NorthWestern Corp.	28,325	712
*	El Paso Electric Co.	32,859	690
	American States Water Co.	17,427	671
	PNM Resources Inc.	55,377	567
	Empire District Electric Co.	25,609	547
	Ormat Technologies Inc.	14,367	522
	California Water Service Group	12,353	476
	CH Energy Group, Inc.	10,446	455
	UIL Holdings Corp.	12,237	420
	SJW Corp.	12,003	360
	MGE Energy, Inc.	9,839	350
	Central Vermont Public Service Corp.	14,625	343
	Connecticut Water Services, Inc.	10,629	308
	Southwest Water Co.	23,006	293
	EnergySouth, Inc.	3,974	244
	Chesapeake Utilities Corp.	7,246	241
^	Consolidated Water Co., Ltd.	9,856	168

*	Cadiz Inc.			8,304	158
*	Maine & Maritimes Corp.			3,424	113
	Middlesex Water Co.			6,152	107
*	Synthesis Energy Systems, Inc.			15,100	73
	Unitil Corp.			1,088	28
*	Renegy Holdings, Inc.			3,511	7
	The York Water Co.			200	3
					342,272
Total Common Stocks (Cost $10,165,717)					9,139,990
	Coupon		Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (1.3%)
U.S. Agency Obligations (0.1%)
[1,2]	Federal Home Loan Bank	2.577%	11/24/08	3,000	2,986
[1,2]	Federal Home Loan Bank	3.257%	2/2/09	2,000	1,978
					4,964
Money Market Fund (1.2%)
				Shares
[3,4]	Vanguard Market Liquidity Fund	2.296%		114,533,311	114,533
Total Temporary Cash Investments (Cost $119,500)					119,497
Total Investments (100.7%) (Cost $10,285,217)					9,259,487
[4] Other Assets and Liabilities-Net (-0.7%)					(59,821)
Net Assets (100%)					9,199,666

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $76,601,000.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	Securities with a value of $4,964,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $77,750,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $10,285,217,000. Net unrealized depreciation of investment securities for tax purposes was $1,025,730,000, consisting of unrealized gains of $779,285,000 on securities that had risen in value since their purchase and $1,805,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	123	35,947	(2,757)
E-mini S&P 500 Index	250	14,613	(378)
E-mini Russell 2000 Index	50	3,392	(162)
S&P MidCap 400 Index	2	730	(27)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	9,254,523	(3,324)
Level 2- Other significant observable inputs	4,964	—
Level 3- Significant unobservable inputs	—	—
Total	9,259,487	(3,324)

Vanguard Institutional Total Bond Market Index
Schedule of Investments
September 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (71.0%)

U.S. Government Securities (21.6%)
U.S. Treasury Bond	13.250%	5/15/2014	750	802
U.S. Treasury Bond	10.625%	8/15/2015	360	518
U.S. Treasury Bond	9.875%	11/15/2015	15,175	21,258
U.S. Treasury Bond	9.250%	2/15/2016	185	253
U.S. Treasury Bond	7.500%	11/15/2016	3,375	4,243
U.S. Treasury Bond	8.750%	5/15/2017	23,850	32,406
U.S. Treasury Bond	8.875%	8/15/2017	74,080	101,512
U.S. Treasury Bond	9.125%	5/15/2018	34,500	48,753
U.S. Treasury Bond	9.000%	11/15/2018	25	35
U.S. Treasury Bond	8.875%	2/15/2019	10,375	14,567
U.S. Treasury Bond	8.125%	8/15/2019	80	108
U.S. Treasury Bond	8.750%	5/15/2020	2,315	3,280
U.S. Treasury Bond	8.750%	8/15/2020	29,600	42,032
U.S. Treasury Bond	7.875%	2/15/2021	20,880	28,071
U.S. Treasury Bond	8.125%	5/15/2021	110	151
U.S. Treasury Bond	8.125%	8/15/2021	28,950	39,847
U.S. Treasury Bond	8.000%	11/15/2021	1,430	1,957
U.S. Treasury Bond	7.250%	8/15/2022	7,770	10,103
U.S. Treasury Bond	7.625%	11/15/2022	220	296
U.S. Treasury Bond	6.250%	8/15/2023	11,770	14,148
U.S. Treasury Bond	6.875%	8/15/2025	2,125	2,743
U.S. Treasury Bond	6.750%	8/15/2026	18,680	23,998
U.S. Treasury Bond	6.500%	11/15/2026	50	63
U.S. Treasury Bond	6.625%	2/15/2027	36,955	47,124
U.S. Treasury Bond	6.375%	8/15/2027	3,450	4,302
U.S. Treasury Bond	5.500%	8/15/2028	25,225	28,737
U.S. Treasury Bond	5.250%	11/15/2028	2,750	3,045
U.S. Treasury Bond	5.250%	2/15/2029	675	748
U.S. Treasury Bond	6.125%	8/15/2029	5,210	6,413
U.S. Treasury Bond	6.250%	5/15/2030	130	163
U.S. Treasury Bond	5.375%	2/15/2031	265	301
U.S. Treasury Bond	4.500%	2/15/2036	28,975	29,790
U.S. Treasury Bond	4.750%	2/15/2037	7,850	8,411
U.S. Treasury Bond	5.000%	5/15/2037	130	145
U.S. Treasury Bond	4.375%	2/15/2038	4,600	4,658
U.S. Treasury Bond	4.500%	5/15/2038	11,775	12,158
U.S. Treasury Note	4.000%	9/30/2009	4,525	4,620
U.S. Treasury Note	3.625%	10/31/2009	9,600	9,783
U.S. Treasury Note	4.625%	11/15/2009	5,375	5,541
U.S. Treasury Note	3.125%	11/30/2009	119,875	121,579
U.S. Treasury Note	3.250%	12/31/2009	7,675	7,809
U.S. Treasury Note	3.500%	2/15/2010	950	972
U.S. Treasury Note	4.750%	2/15/2010	71,550	74,401
U.S. Treasury Note	6.500%	2/15/2010	54,620	58,102
U.S. Treasury Note	1.750%	3/31/2010	45,650	45,543
U.S. Treasury Note	4.000%	4/15/2010	675	697
U.S. Treasury Note	2.625%	5/31/2010	8,375	8,471
U.S. Treasury Note	2.875%	6/30/2010	69,000	70,186
U.S. Treasury Note	2.750%	7/31/2010	10,125	10,290
U.S. Treasury Note	4.125%	8/15/2010	7,005	7,298
U.S. Treasury Note	5.750%	8/15/2010	7,375	7,902
U.S. Treasury Note	2.375%	8/31/2010	16,400	16,536
U.S. Treasury Note	4.375%	12/15/2010	320	336
U.S. Treasury Note	5.000%	2/15/2011	9,175	9,814
U.S. Treasury Note	4.500%	2/28/2011	19,500	20,630
U.S. Treasury Note	4.750%	3/31/2011	175	186
U.S. Treasury Note	4.875%	7/31/2011	2,825	3,031
U.S. Treasury Note	4.625%	8/31/2011	5,400	5,762
U.S. Treasury Note	4.500%	9/30/2011	14,690	15,622
U.S. Treasury Note	4.625%	10/31/2011	9,125	9,737
U.S. Treasury Note	4.500%	11/30/2011	8,575	9,119
U.S. Treasury Note	4.625%	12/31/2011	175	187
U.S. Treasury Note	4.625%	2/29/2012	10	11
U.S. Treasury Note	4.500%	3/31/2012	350	373
U.S. Treasury Note	4.500%	4/30/2012	19,100	20,383
U.S. Treasury Note	4.750%	5/31/2012	26,425	28,427
U.S. Treasury Note	4.875%	6/30/2012	16,900	18,268
U.S. Treasury Note	4.625%	7/31/2012	68,900	73,895
U.S. Treasury Note	4.375%	8/15/2012	40	43
U.S. Treasury Note	4.125%	8/31/2012	25,460	26,852
U.S. Treasury Note	4.250%	9/30/2012	1,375	1,457
U.S. Treasury Note	3.875%	10/31/2012	24,225	25,330
U.S. Treasury Note	3.375%	11/30/2012	28,800	29,525
U.S. Treasury Note	3.875%	2/15/2013	8,055	8,394
U.S. Treasury Note	2.750%	2/28/2013	88,600	88,184
U.S. Treasury Note	2.500%	3/31/2013	1,750	1,724
U.S. Treasury Note	3.500%	5/31/2013	36,700	37,646
U.S. Treasury Note	3.375%	6/30/2013	12,975	13,247
U.S. Treasury Note	3.375%	7/31/2013	1,475	1,505
U.S. Treasury Note	3.125%	8/31/2013	50,275	50,715
U.S. Treasury Note	4.250%	11/15/2013	40	43
U.S. Treasury Note	4.250%	11/15/2014	800	853
U.S. Treasury Note	4.000%	2/15/2015	1,300	1,367
U.S. Treasury Note	4.125%	5/15/2015	1,375	1,451
U.S. Treasury Note	5.125%	5/15/2016	67,875	74,732
U.S. Treasury Note	4.875%	8/15/2016	6,000	6,510
U.S. Treasury Note	4.625%	11/15/2016	10,750	11,457
U.S. Treasury Note	4.625%	2/15/2017	12,875	13,724
U.S. Treasury Note	4.500%	5/15/2017	19,925	20,999
U.S. Treasury Note	4.250%	11/15/2017	1,000	1,038
U.S. Treasury Note	4.000%	8/15/2018	3,700	3,752

				1,623,198

Agency Bonds and Notes (8.3%)
1 Federal Farm Credit Bank	5.250%	9/13/2010	825	857
1 Federal Farm Credit Bank	3.750%	12/6/2010	725	732
1 Federal Farm Credit Bank	2.625%	4/21/2011	1,925	1,888
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,550	2,673
1 Federal Farm Credit Bank	3.875%	8/25/2011	1,850	1,865
1 Federal Farm Credit Bank	4.500%	10/17/2012	3,000	3,060
1 Federal Farm Credit Bank	3.875%	10/7/2013	1,300	1,285
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	816
1 Federal Farm Credit Bank	5.125%	8/25/2016	2,225	2,284
1 Federal Farm Credit Bank	4.875%	1/17/2017	1,150	1,157
1 Federal Home Loan Bank	4.500%	10/9/2009	5,000	5,082
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,351
1 Federal Home Loan Bank	5.000%	12/11/2009	2,825	2,892
1 Federal Home Loan Bank	3.750%	1/8/2010	200	202
1 Federal Home Loan Bank	3.875%	1/15/2010	11,700	11,822
1 Federal Home Loan Bank	2.750%	3/12/2010	1,950	1,938
1 Federal Home Loan Bank	4.375%	3/17/2010	3,000	3,054
1 Federal Home Loan Bank	4.875%	5/14/2010	20,775	21,346
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,557
1 Federal Home Loan Bank	2.750%	6/18/2010	1,850	1,837
1 Federal Home Loan Bank	3.500%	7/16/2010	3,650	3,664
1 Federal Home Loan Bank	3.375%	10/20/2010	3,575	3,571
1 Federal Home Loan Bank	4.750%	12/10/2010	775	797
1 Federal Home Loan Bank	3.625%	12/17/2010	1,550	1,560
1 Federal Home Loan Bank	2.625%	3/11/2011	10,000	9,804
1 Federal Home Loan Bank	3.125%	6/10/2011	2,725	2,691
1 Federal Home Loan Bank	5.375%	8/19/2011	22,575	23,656
1 Federal Home Loan Bank	3.750%	9/9/2011	700	702
1 Federal Home Loan Bank	3.625%	9/16/2011	1,375	1,374
1 Federal Home Loan Bank	4.875%	11/18/2011	10,100	10,466
1 Federal Home Loan Bank	4.625%	10/10/2012	12,700	13,000
1 Federal Home Loan Bank	3.375%	2/27/2013	750	731
1 Federal Home Loan Bank	5.375%	6/14/2013	1,000	1,050
1 Federal Home Loan Bank	5.125%	8/14/2013	8,400	8,730
1 Federal Home Loan Bank	4.000%	9/6/2013	2,075	2,051
1 Federal Home Loan Bank	4.500%	9/16/2013	5,550	5,618
1 Federal Home Loan Bank	3.625%	10/18/2013	2,900	2,816
1 Federal Home Loan Bank	5.500%	8/13/2014	6,625	6,976
1 Federal Home Loan Bank	5.375%	5/18/2016	13,575	14,097
1 Federal Home Loan Bank	5.625%	6/13/2016	350	340
1 Federal Home Loan Bank	5.125%	10/19/2016	425	434
1 Federal Home Loan Bank	4.750%	12/16/2016	3,075	3,071
1 Federal Home Loan Bank	4.875%	5/17/2017	650	652
1 Federal Home Loan Bank	5.000%	11/17/2017	750	755
1 Federal Home Loan Bank	5.250%	12/11/2020	2,700	2,749
1 Federal Home Loan Bank	5.625%	6/11/2021	175	183
1 Federal Home Loan Bank	5.500%	7/15/2036	3,000	3,147
1 Federal Home Loan Mortgage Corp.	4.750%	11/3/2009	25,000	25,557
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,750
1 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	3,000	2,991
1 Federal Home Loan Mortgage Corp.	2.875%	6/28/2010	1,475	1,470
1,2 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	23,610
1 Federal Home Loan Mortgage Corp.	3.250%	7/16/2010	1,475	1,479
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,881
1 Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	1,175	1,216
1 Federal Home Loan Mortgage Corp.	3.125%	10/25/2010	2,325	2,327
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,454
1 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	2,500	2,493
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	11,320	12,062
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	13,000	13,618
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	13,000	13,842
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	5,000	5,296
1 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	3,475	3,574
1 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	2,450	2,471
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,975	2,020
1 Federal Home Loan Mortgage Corp.	3.750%	6/28/2013	8,000	7,926
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	950	972
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	10,350	10,735
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	10,650	11,078
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	6,200	6,253
1 Federal Home Loan Mortgage Corp.	5.050%	1/26/2015	1,300	1,346
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	9,000	9,138
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	8,000	8,330
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	2,000	2,062
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/2017	5,000	5,088
1 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	5,000	5,293
1 Federal Home Loan Mortgage Corp.	4.875%	6/13/2018	3,100	3,135
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,159	2,932
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,215
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	4,989	6,109
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	265
1 Federal National Mortgage Assn.	7.250%	1/15/2010	5,105	5,372
1 Federal National Mortgage Assn.	3.250%	2/10/2010	2,950	2,957
1 Federal National Mortgage Assn.	3.875%	2/15/2010	10,800	10,916
1 Federal National Mortgage Assn.	4.750%	3/12/2010	19,200	19,661
1 Federal National Mortgage Assn.	4.125%	5/15/2010	1,000	1,017
1 Federal National Mortgage Assn.	3.000%	7/12/2010	3,750	3,745
1 Federal National Mortgage Assn.	4.250%	8/15/2010	8,000	8,169
1 Federal National Mortgage Assn.	2.875%	10/12/2010	2,150	2,142
1 Federal National Mortgage Assn.	6.625%	11/15/2010	900	963
1 Federal National Mortgage Assn.	4.750%	12/15/2010	1,075	1,110
1 Federal National Mortgage Assn.	6.250%	2/1/2011	400	417
1 Federal National Mortgage Assn.	2.750%	4/11/2011	40,000	39,509
1 Federal National Mortgage Assn.	5.125%	4/15/2011	3,175	3,308
1 Federal National Mortgage Assn.	6.000%	5/15/2011	5,000	5,318
1 Federal National Mortgage Assn.	3.625%	8/15/2011	2,075	2,086
1 Federal National Mortgage Assn.	5.000%	10/15/2011	1,850	1,927
1 Federal National Mortgage Assn.	4.875%	5/18/2012	2,000	2,073
1 Federal National Mortgage Assn.	5.250%	8/1/2012	700	701
1 Federal National Mortgage Assn.	4.375%	9/15/2012	1,050	1,070
1 Federal National Mortgage Assn.	3.625%	2/12/2013	3,000	2,964
1 Federal National Mortgage Assn.	4.750%	2/21/2013	500	515
1 Federal National Mortgage Assn.	4.375%	3/15/2013	1,450	1,477
1 Federal National Mortgage Assn.	4.625%	5/1/2013	4,475	4,381
1 Federal National Mortgage Assn.	3.875%	7/12/2013	10,750	10,713
1 Federal National Mortgage Assn.	4.625%	10/15/2013	10,650	10,925
1 Federal National Mortgage Assn.	5.125%	1/2/2014	550	547
1 Federal National Mortgage Assn.	5.000%	4/15/2015	2,000	2,068
1 Federal National Mortgage Assn.	5.375%	7/15/2016	5,000	5,242
1 Federal National Mortgage Assn.	5.250%	9/15/2016	6,725	7,006
1 Federal National Mortgage Assn.	4.875%	12/15/2016	4,700	4,766
1 Federal National Mortgage Assn.	5.000%	2/13/2017	14,700	15,004
1 Federal National Mortgage Assn.	7.125%	1/15/2030	2,100	2,660
1 Federal National Mortgage Assn.	7.250%	5/15/2030	10,900	14,025
1 Federal National Mortgage Assn.	5.625%	7/15/2037	800	846
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	834
Financing Corp.	9.800%	4/6/2018	950	1,305
Private Export Funding Corp.	7.200%	1/15/2010	2,375	2,498
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	493
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	384
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,275	2,494
1 Tennessee Valley Auth.	5.625%	1/18/2011	4,000	4,197
1 Tennessee Valley Auth.	5.500%	7/18/2017	3,700	3,895
1 Tennessee Valley Auth.	4.500%	4/1/2018	775	755
1 Tennessee Valley Auth.	7.125%	5/1/2030	3,375	4,245
1 Tennessee Valley Auth.	4.650%	6/15/2035	850	788
1 Tennessee Valley Auth.	5.500%	6/15/2038	375	395
1 Tennessee Valley Auth.	4.875%	1/15/2048	300	287
1 Tennessee Valley Auth.	5.375%	4/1/2056	1,575	1,631

				624,172

Mortgage-Backed Securities (41.1%)
Conventional Mortgage-Backed Securities (37.8%)
1,3 Federal Home Loan Mortgage Corp.	4.000%	3/1/2009-12/1/2020	17,469	16,860
1,3 Federal Home Loan Mortgage Corp.	4.500%	9/1/2009-10/1/2035	90,945	88,854
1,3 Federal Home Loan Mortgage Corp.	5.000%	7/1/2009-9/1/2038	256,807	252,319
1,3 Federal Home Loan Mortgage Corp.	5.500%	6/1/2009-1/1/2038	322,707	322,192
1,3 Federal Home Loan Mortgage Corp.	6.000%	4/1/2013-1/1/2038	206,319	209,313
1,3 Federal Home Loan Mortgage Corp.	6.500%	1/1/2013-9/1/2038	59,178	60,912
1,3 Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-9/1/2036	14,168	14,829
1,3 Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	435	464
1,3 Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	265	287
1,3 Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	150	164
1,3 Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	9	10
1,3 Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	0	0
1,3 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	15,768	15,147
1,3 Federal National Mortgage Assn.	4.500%	6/1/2010-6/1/2038	114,632	111,590
1,3 Federal National Mortgage Assn.	5.000%	9/1/2009-10/1/2038	378,404	372,401
1,3 Federal National Mortgage Assn.	5.500%	5/1/2009-10/1/2038	542,401	542,980
1,3 Federal National Mortgage Assn.	6.000%	11/1/2008-8/1/2038	353,271	358,661
1,3 Federal National Mortgage Assn.	6.500%	1/1/2012-12/1/2037	112,444	115,561
1,3 Federal National Mortgage Assn.	7.000%	7/1/2014-1/1/2038	32,099	33,587
1,3 Federal National Mortgage Assn.	7.500%	11/1/2011-4/1/2032	1,216	1,299
1,3 Federal National Mortgage Assn.	8.000%	12/1/2029-6/1/2031	135	144
1,3 Federal National Mortgage Assn.	8.500%	4/1/2030-4/1/2031	54	58
1,3 Federal National Mortgage Assn.	9.000%	8/1/2030	2	3
1,3 Federal National Mortgage Assn.	9.500%	11/1/2025	5	6
3 Government National Mortgage Assn.	4.000%	9/15/2018	114	110
3 Government National Mortgage Assn.	4.500%	8/15/2018-3/15/2036	6,063	5,812
3 Government National Mortgage Assn.	5.000%	2/15/2018-6/15/2038	52,839	51,930
3 Government National Mortgage Assn.	5.500%	2/15/2017-9/15/2038	115,849	115,999
3 Government National Mortgage Assn.	6.000%	9/15/2013-8/15/2038	94,853	96,182
3 Government National Mortgage Assn.	6.500%	5/15/2013-12/15/2037	40,952	41,976
3 Government National Mortgage Assn.	7.000%	10/15/2010-9/15/2036	5,456	5,727
3 Government National Mortgage Assn.	7.500%	5/15/2023-10/15/2031	378	404
3 Government National Mortgage Assn.	8.000%	7/15/2025-11/15/2030	346	375
3 Government National Mortgage Assn.	8.500%	12/15/2024-7/15/2030	19	20
3 Government National Mortgage Assn.	9.000%	5/15/2025-8/15/2030	11	12
3 Government National Mortgage Assn.	9.500%	11/15/2017	10	10
Non-Conventional Mortgage-Backed Securities (3.3%)
1,3 Federal Home Loan Mortgage Corp.	5.605%	4/1/2037	2,302	2,324
1,3 Federal Home Loan Mortgage Corp.	5.677%	12/1/2036	3,201	3,244
1,3 Federal Home Loan Mortgage Corp.	4.796%	7/1/2035	3,701	3,711
1,3 Federal Home Loan Mortgage Corp.	4.377%	1/1/2035	143	144
1,3 Federal Home Loan Mortgage Corp.	5.422%	3/1/2037	1,411	1,422
1,3 Federal Home Loan Mortgage Corp.	6.128%	8/1/2037	860	867
1,3 Federal Home Loan Mortgage Corp.	4.586%	9/1/2034	584	584
1,3 Federal Home Loan Mortgage Corp.	4.634%	12/1/2035	2,620	2,623
1,3 Federal Home Loan Mortgage Corp.	4.811%	3/1/2036	1,342	1,347
1,3 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	962	954
1,3 Federal Home Loan Mortgage Corp.	5.693%	3/1/2037	4,431	4,486
1,3 Federal Home Loan Mortgage Corp.	5.270%	3/1/2036	2,593	2,614
1,3 Federal Home Loan Mortgage Corp.	4.596%	4/1/2035	2,459	2,461
1,3 Federal Home Loan Mortgage Corp.	5.457%	1/1/2037	1,435	1,452
1,3 Federal Home Loan Mortgage Corp.	6.511%	2/1/2037	3,100	3,166
1,3 Federal Home Loan Mortgage Corp.	5.822%	6/1/2037	1,172	1,180
1,3 Federal Home Loan Mortgage Corp.	5.875%	12/1/2036	1,943	1,960
1,3 Federal Home Loan Mortgage Corp.	6.118%	8/1/2037	1,341	1,364
1,3 Federal Home Loan Mortgage Corp.	5.839%	4/1/2037	5,161	5,245
1,3 Federal Home Loan Mortgage Corp.	5.290%	12/1/2036	795	794
1,3 Federal Home Loan Mortgage Corp.	5.435%	4/1/2037	3,170	3,196
1,3 Federal Home Loan Mortgage Corp.	5.250%	3/1/2037	1,193	1,203
1,3 Federal Home Loan Mortgage Corp.	5.785%	3/1/2037	973	979
1,3 Federal Home Loan Mortgage Corp.	5.768%	5/1/2036	1,296	1,308
1,3 Federal Home Loan Mortgage Corp.	5.574%	5/1/2036	3,191	3,227
1,3 Federal Home Loan Mortgage Corp.	5.873%	5/1/2037	3,645	3,650
1,3 Federal Home Loan Mortgage Corp.	4.681%	12/1/2034	1,076	1,071
1,3 Federal Home Loan Mortgage Corp.	5.487%	2/1/2036	1,123	1,110
1,3 Federal Home Loan Mortgage Corp.	5.710%	9/1/2036	7,545	7,595
1,3 Federal Home Loan Mortgage Corp.	5.575%	6/1/2037	3,088	3,138
1,3 Federal Home Loan Mortgage Corp.	5.967%	10/1/2037	985	994
1,3 Federal Home Loan Mortgage Corp.	5.330%	12/1/2035	2,442	2,449
1,3 Federal Home Loan Mortgage Corp.	5.716%	11/1/2036	1,126	1,134
1,3 Federal Home Loan Mortgage Corp.	4.383%	12/1/2034	1,192	1,190
1,3 Federal Home Loan Mortgage Corp.	5.864%	3/1/2037	765	772
1,3 Federal Home Loan Mortgage Corp.	4.992%	5/1/2035	1,241	1,238
1,3 Federal Home Loan Mortgage Corp.	4.595%	11/1/2034	2,174	2,160
1,3 Federal National Mortgage Assn.	5.819%	6/1/2037	1,796	1,820
1,3 Federal National Mortgage Assn.	4.968%	10/1/2035	2,882	2,896
1,3 Federal National Mortgage Assn.	4.968%	11/1/2033	552	547
1,3 Federal National Mortgage Assn.	4.846%	12/1/2035	1,682	1,678
1,3 Federal National Mortgage Assn.	5.872%	9/1/2036	1,038	1,055
1,3 Federal National Mortgage Assn.	5.019%	12/1/2033	805	798
1,3 Federal National Mortgage Assn.	4.636%	11/1/2033	646	646
1,3 Federal National Mortgage Assn.	4.136%	5/1/2034	2,007	1,993
1,3 Federal National Mortgage Assn.	4.751%	6/1/2034	1,636	1,637
1,3 Federal National Mortgage Assn.	4.631%	9/1/2034	959	954
1,3 Federal National Mortgage Assn.	4.752%	9/1/2034	879	876
1,3 Federal National Mortgage Assn.	4.675%	10/1/2034	1,999	1,974
1,3 Federal National Mortgage Assn.	4.753%	10/1/2034	2,573	2,545
1,3 Federal National Mortgage Assn.	4.579%	12/1/2034	1,540	1,516
1,3 Federal National Mortgage Assn.	4.575%	1/1/2035	1,194	1,198
1,3 Federal National Mortgage Assn.	5.591%	7/1/2036	1,042	1,054
1,3 Federal National Mortgage Assn.	4.580%	11/1/2034	4,525	4,440
1,3 Federal National Mortgage Assn.	4.767%	5/1/2035	6,355	6,374
1,3 Federal National Mortgage Assn.	4.869%	7/1/2035	2,312	2,321
1,3 Federal National Mortgage Assn.	4.008%	7/1/2035	4,788	4,703
1,3 Federal National Mortgage Assn.	4.436%	7/1/2035	596	596
1,3 Federal National Mortgage Assn.	4.941%	7/1/2035	1,223	1,228
1,3 Federal National Mortgage Assn.	4.629%	8/1/2035	1,710	1,698
1,3 Federal National Mortgage Assn.	4.754%	9/1/2035	1,860	1,864
1,3 Federal National Mortgage Assn.	4.724%	8/1/2035	968	971
1,3 Federal National Mortgage Assn.	5.048%	11/1/2035	3,611	3,630
1,3 Federal National Mortgage Assn.	5.072%	12/1/2035	4,442	4,467
1,3 Federal National Mortgage Assn.	5.104%	1/1/2036	2,064	2,077
1,3 Federal National Mortgage Assn.	5.322%	12/1/2035	2,070	2,074
1,3 Federal National Mortgage Assn.	5.123%	12/1/2035	4,226	4,252
1,3 Federal National Mortgage Assn.	5.759%	4/1/2036	2,188	2,219
1,3 Federal National Mortgage Assn.	6.120%	6/1/2036	249	252
1,3 Federal National Mortgage Assn.	5.058%	2/1/2036	528	531
1,3 Federal National Mortgage Assn.	5.458%	2/1/2036	2,523	2,550
1,3 Federal National Mortgage Assn.	5.806%	1/1/2036	1,184	1,204
1,3 Federal National Mortgage Assn.	4.690%	11/1/2034	850	851
1,3 Federal National Mortgage Assn.	4.542%	4/1/2036	2,926	2,913
1,3 Federal National Mortgage Assn.	4.829%	4/1/2037	3,036	3,047
1,3 Federal National Mortgage Assn.	5.277%	3/1/2037	2,103	2,108
1,3 Federal National Mortgage Assn.	4.851%	11/1/2035	2,055	2,061
1,3 Federal National Mortgage Assn.	5.031%	8/1/2037	8,937	8,954
1,3 Federal National Mortgage Assn.	4.960%	5/1/2037	5,368	5,362
1,3 Federal National Mortgage Assn.	5.660%	6/1/2036	760	771
1,3 Federal National Mortgage Assn.	5.964%	11/1/2036	1,389	1,404
1,3 Federal National Mortgage Assn.	5.740%	12/1/2036	9,320	9,452
1,3 Federal National Mortgage Assn.	5.690%	2/1/2037	4,294	4,348
1,3 Federal National Mortgage Assn.	5.640%	3/1/2037	1,985	2,007
1,3 Federal National Mortgage Assn.	5.679%	3/1/2037	9,419	9,536
1,3 Federal National Mortgage Assn.	5.696%	2/1/2037	1,695	1,714
1,3 Federal National Mortgage Assn.	5.734%	3/1/2037	8,106	8,210
1,3 Federal National Mortgage Assn.	5.787%	4/1/2037	2,924	2,921
1,3 Federal National Mortgage Assn.	5.466%	5/1/2037	1,580	1,596
1,3 Federal National Mortgage Assn.	4.604%	10/1/2036	3,917	3,911
1,3 Federal National Mortgage Assn.	4.774%	4/1/2036	4,391	4,408
1,3 Federal National Mortgage Assn.	4.418%	8/1/2035	4,171	4,161
1,3 Federal National Mortgage Assn.	5.782%	4/1/2037	11,976	12,163
1,3 Federal National Mortgage Assn.	6.086%	8/1/2037	1,117	1,138
1,3 Federal National Mortgage Assn.	6.622%	9/1/2037	1,576	1,612
1,3 Federal National Mortgage Assn.	5.170%	8/1/2038	200	197
1,3 Federal National Mortgage Assn.	5.317%	7/1/2038	311	308
1,3 Federal National Mortgage Assn.	5.585%	1/1/2037	2,154	2,179

				3,082,524

Total U.S. Government and Agency Obligations
(Cost $5,269,700)				5,329,894

Corporate Bonds (25.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
4 BA Covered Bond Issuer	5.500%	6/14/2012	6,700	6,788
3,5 Banc of America Commercial Mortgage, Inc.	5.120%	10/10/2045	2,000	1,868
3,5 Banc of America Commercial Mortgage, Inc.	5.493%	6/10/2039	4,067	3,804
3,5 Banc of America Commercial Mortgage, Inc.	6.346%	2/10/2051	4,075	3,634
3 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	3,325	3,415
3 Banc of America Commercial Mortgage, Inc.	4.050%	11/10/2038	550	537
3 Banc of America Commercial Mortgage, Inc.	4.153%	11/10/2038	650	617
3 Banc of America Commercial Mortgage, Inc.	4.877%	7/10/2042	5,200	4,671
3 Banc of America Commercial Mortgage, Inc.	5.372%	9/10/2045	3,635	3,216
3 Banc of America Commercial Mortgage, Inc.	5.115%	10/10/2045	2,000	1,755
3 Banc of America Commercial Mortgage, Inc.	5.634%	7/10/2046	2,925	2,605
3 Banc of America Commercial Mortgage, Inc.	5.414%	9/10/2047	1,825	1,605
3,5 Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/2038	450	374
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,680	2,576
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/2038	1,577	1,412
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	300	287
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.623%	3/11/2039	9,360	8,362
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	580	529
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	480	442
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/2040	7,400	6,966
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/2041	625	585
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/2042	2,250	1,939
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/2042	800	720
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/2042	1,300	1,262
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.299%	10/12/2042	1,340	1,185
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	1,625	1,504
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	7,825	6,726
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/2050	1,150	987
3 CDC Commercial Mortgage Trust	5.676%	11/15/2030	1,000	1,025
3,5 CWCapital Cobalt	6.015%	5/15/2046	4,050	3,536
3 Capital Auto Receivables Asset Trust	4.680%	10/15/2012	2,625	2,558
3,5 Capital One Master Trust	2.688%	11/15/2011	14,000	13,728
3 Capital One Multi-Asset Execution Trust	5.300%	2/18/2014	1,000	971
3 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	6,170	5,552
3,5 Capital One Prime Auto Receivables Trust	2.508%	4/15/2011	5,446	5,403
3 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	46	46
3,5 Chase Issuance Trust	2.498%	2/15/2011	7,000	6,983
3 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,276
3 Chase Issuance Trust	4.650%	3/15/2015	5,250	5,005
3 Chase Issuance Trust	5.400%	7/15/2015	1,000	951
3 Citibank Credit Card Issuance Trust	4.150%	7/7/2017	500	444
3 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,752
3,5 Citigroup Commercial Mortgage Trust	5.889%	12/10/2049	1,425	1,237
3,5 Citigroup Commercial Mortgage Trust	5.915%	3/15/2049	4,750	4,236
3 Citigroup Commercial Mortgage Trust	4.623%	10/15/2041	500	458
3,5 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/2044	1,175	1,042
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/2044	7,115	6,314
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/2044	3,040	2,646
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	5,475	5,142
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/2049	2,925	2,478
3 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	2,576	2,267
3,5 Commercial Mortgage Pass-Through Certificates	6.010%	12/10/2049	3,700	3,233
3 Commercial Mortgage Pass-Through Certificates	5.961%	6/10/2046	3,865	3,502
3 Commercial Mortgage Pass-Through Certificates	5.248%	12/10/2046	400	379
3 Countrywide Home Loans	4.813%	5/25/2033	204	186
3 Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/2038	1,825	1,621
3 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	5,450
3,5 Credit Suisse Mortgage Capital Certificates	5.913%	6/15/2039	4,650	4,040
3 Credit Suisse Mortgage Capital Certificates	6.020%	6/15/2038	3,025	2,709
3 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	12,550	11,224
3 Credit Suisse Mortgage Capital Certificates	5.311%	12/15/2039	1,000	854
3 DaimlerChrysler Auto Trust	4.200%	7/8/2010	710	710
3 DaimlerChrysler Auto Trust	5.330%	8/8/2010	1,171	1,168
3 DaimlerChrysler Auto Trust	3.700%	6/8/2012	2,500	2,413
3 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	2,564	2,633
3 Discover Card Master Trust	5.650%	12/15/2015	3,475	3,292
3,5 Discover Card Master Trust I	2.508%	5/15/2011	15,000	14,958
3 Ford Credit Auto Owner Trust	4.370%	10/15/2012	2,500	2,372
3,5 GE Capital Commercial Mortgage Corp.	5.518%	3/10/2044	4,550	4,031
3 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	339	335
3 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	6,600	6,481
3 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	563	581
3 GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/2038	200	181
3 GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/2040	595	575
3 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	700	635
3,5 GS Mortgage Securities Corp. II	5.553%	4/10/2038	700	626
3 GS Mortgage Securities Corp. II	5.506%	4/10/2038	2,100	2,039
3 GS Mortgage Securities Corp. II	5.396%	8/10/2038	3,625	3,340
3 GS Mortgage Securities Corp. II	5.993%	8/10/2045	2,775	2,428
3 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/2035	1,050	1,007
3 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	1,950	1,877
3 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/2037	775	752
3 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	3,550	3,138
3 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	1,350	1,183
3 Harley-Davidson Motorcycle Trust	3.200%	5/15/2012	213	204
3 Harley-Davidson Motorcycle Trust	5.210%	6/17/2013	6,440	6,425
3 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	1,719	1,717
3 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	3,980	3,968
3 Honda Auto Receivables Owner Trust	4.880%	9/18/2014	1,200	1,179
3,5 JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/2037	115	93
3,5 JPMorgan Chase Commercial Mortgage Securities	5.552%	6/12/2041	3,690	3,426
3,5 JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/2051	3,225	2,810
3 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	514	531
3 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	600	576
3 JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/2039	2,545	2,243
3 JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/2043	4,457	4,417
3 JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/2045	3,600	3,282
3 JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/2045	800	733
3 JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/2049	6,275	5,929
3 JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/2049	3,275	2,863
3 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	5,250	4,542
3 JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/2051	1,350	1,260
3,5 LB-UBS Commercial Mortgage Trust	5.661%	3/15/2039	3,895	3,504
3,5 LB-UBS Commercial Mortgage Trust	6.317%	4/15/2041	3,775	3,309
3 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	1,031	1,064
3 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,000	889
3 LB-UBS Commercial Mortgage Trust	4.742%	2/15/2030	1,545	1,351
3 LB-UBS Commercial Mortgage Trust	4.553%	7/15/2030	200	194
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,594
3 LB-UBS Commercial Mortgage Trust	4.853%	9/15/2031	2,500	2,397
3 LB-UBS Commercial Mortgage Trust	4.166%	5/15/2032	750	672
3 LB-UBS Commercial Mortgage Trust	5.430%	2/15/2040	2,825	2,365
3 LB-UBS Commercial Mortgage Trust	5.866%	9/15/2045	3,620	3,096
3 LB-UBS Commerical Mortgage Trust	4.960%	12/15/2031	2,500	2,282
3,5 MBNA Credit Card Master Note Trust	2.477%	9/15/2011	10,000	9,904
3,5 MBNA Credit Card Master Note Trust	2.588%	12/15/2011	22,500	22,253
3 MBNA Master Credit Card Trust	5.900%	8/15/2011	75	75
3 MBNA Master Credit Card Trust	7.000%	2/15/2012	6,100	6,183
3,5 Merrill Lynch Mortgage Trust	5.291%	1/12/2044	1,900	1,679
3,5 Merrill Lynch Mortgage Trust	6.023%	6/12/2050	10,400	9,099
3 Merrill Lynch Mortgage Trust	5.236%	11/12/2035	725	672
3 Merrill Lynch Mortgage Trust	5.841%	5/12/2039	2,020	1,822
3 Merrill Lynch Mortgage Trust	5.425%	2/12/2051	550	506
3 Merrill Lynch Mortgage Trust	5.690%	2/12/2051	1,700	1,452
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/2046	5,075	4,633
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/2048	3,050	2,587
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/2049	1,525	1,422
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/2049	4,250	3,655
3,5 Morgan Stanley Capital I	5.803%	6/13/2042	850	764
3,5 Morgan Stanley Capital I	5.559%	3/12/2044	4,225	3,765
3 Morgan Stanley Capital I	4.970%	12/15/2041	1,325	1,211
3 Morgan Stanley Capital I	5.168%	1/14/2042	800	716
3 Morgan Stanley Capital I	5.230%	9/15/2042	2,525	2,238
3 Morgan Stanley Capital I	5.943%	10/15/2042	1,100	998
3 Morgan Stanley Capital I	6.457%	1/11/2043	2,850	2,549
3 Morgan Stanley Capital I	5.809%	12/12/2049	225	195
3 Morgan Stanley Capital I	5.090%	10/12/2052	1,150	1,109
3 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	482	491
3 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	602	610
3 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	430	421
3 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	420	393
3 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	3,360	3,459
3 Nissan Auto Receivables Owner Trust	5.050%	11/17/2014	1,000	969
3 PECO Energy Transition Trust	7.625%	3/1/2010	4,097	4,152
3 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	348
3 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	755
3 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	210
3 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	36	36
3 Public Service New Hampshire Funding LLC	6.480%	5/1/2015	675	698
3 Salomon Brothers Mortgage Securities VII	5.513%	9/25/2033	591	564
3 USAA Auto Owner Trust	4.550%	2/16/2010	50	50
3 USAA Auto Owner Trust	5.360%	2/15/2011	2,022	2,024
3 USAA Auto Owner Trust	4.710%	2/18/2014	1,900	1,848
3,5 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/2042	2,725	2,414
3,5 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/2035	600	557
3,5 Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/2044	7,200	6,447
3,5 Wachovia Bank Commercial Mortgage Trust	5.408%	7/15/2041	2,625	2,417
3,5 Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/2044	5,050	4,476
3,5 Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/2043	2,075	1,878
3 Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/2041	500	492
3 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/2041	4,225	3,795
3 Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/2041	1,350	1,340
3 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/2041	4,450	3,944
3 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	2,029	1,785
3 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/2044	2,150	1,849
3 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/2048	1,500	1,356
3 World Omni Auto Receivables Trust	3.940%	10/15/2012	2,500	2,453

				436,007

Finance (7.9%)
Banking (3.6%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,238
AmSouth Bank NA	5.200%	4/1/2015	775	638
BAC Capital Trust XI	6.625%	5/23/2036	925	699
BB&T Capital Trust II	6.750%	6/7/2036	1,025	728
BB&T Corp.	6.500%	8/1/2011	100	99
BB&T Corp.	4.750%	10/1/2012	1,425	1,297
BB&T Corp.	5.200%	12/23/2015	725	593
BB&T Corp.	5.625%	9/15/2016	700	593
BB&T Corp.	5.250%	11/1/2019	1,825	1,359
Banc One Corp.	7.625%	10/15/2026	175	174
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	3,375	3,615
Bank One Corp.	7.875%	8/1/2010	2,200	2,257
Bank One Corp.	5.900%	11/15/2011	190	185
Bank One Corp.	5.250%	1/30/2013	725	670
Bank One Corp.	4.900%	4/30/2015	800	710
3 Bank of America Capital Trust XIV	5.630%	12/31/2049	425	225
Bank of America Corp.	4.500%	8/1/2010	1,580	1,560
Bank of America Corp.	4.250%	10/1/2010	800	774
Bank of America Corp.	4.375%	12/1/2010	1,090	1,049
Bank of America Corp.	5.375%	8/15/2011	975	950
Bank of America Corp.	6.250%	4/15/2012	1,250	1,224
Bank of America Corp.	5.375%	9/11/2012	550	521
Bank of America Corp.	4.875%	9/15/2012	525	488
Bank of America Corp.	4.900%	5/1/2013	4,300	4,034
Bank of America Corp.	5.375%	6/15/2014	375	354
Bank of America Corp.	5.125%	11/15/2014	2,525	2,322
Bank of America Corp.	4.750%	8/1/2015	500	433
Bank of America Corp.	5.250%	12/1/2015	300	258
Bank of America Corp.	5.750%	8/15/2016	350	319
Bank of America Corp.	5.625%	10/14/2016	1,850	1,610
Bank of America Corp.	5.420%	3/15/2017	2,050	1,749
Bank of America Corp.	6.100%	6/15/2017	900	834
Bank of America Corp.	6.000%	9/1/2017	125	117
Bank of America Corp.	5.750%	12/1/2017	25	22
Bank of America Corp.	5.650%	5/1/2018	3,025	2,605
Bank of America Corp.	5.625%	3/8/2035	3,550	2,336
Bank of America Corp.	6.000%	10/15/2036	925	728
Bank of America Corp.	6.500%	9/15/2037	460	360
Bank of New York Mellon	4.950%	1/14/2011	1,075	1,068
Bank of New York Mellon	4.950%	11/1/2012	2,500	2,430
Bank of New York Mellon	5.125%	8/27/2013	100	96
Bank of New York Mellon	4.950%	3/15/2015	1,350	1,204
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	527
BankAmerica Capital II	8.000%	12/15/2026	900	798
3 Barclays Bank PLC	6.278%	12/29/2049	375	264
Barclays Bank PLC	5.450%	9/12/2012	325	319
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,350	1,283
Bear Stearns Co., Inc.	4.500%	10/28/2010	400	395
Bear Stearns Co., Inc.	5.350%	2/1/2012	4,325	4,225
Bear Stearns Co., Inc.	6.950%	8/10/2012	480	480
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,322
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	362
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,250	1,059
Bear Stearns Co., Inc.	6.400%	10/2/2017	1,730	1,647
Bear Stearns Co., Inc.	7.250%	2/1/2018	1,390	1,384
Charter One Bank N.A.	5.500%	4/26/2011	1,000	1,023
3,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	217
3 Citigroup Capital XXI	8.300%	12/21/2057	3,120	2,539
Citigroup, Inc.	4.125%	2/22/2010	1,345	1,229
Citigroup, Inc.	6.500%	1/18/2011	1,825	1,751
Citigroup, Inc.	5.100%	9/29/2011	2,325	2,096
Citigroup, Inc.	6.000%	2/21/2012	425	389
Citigroup, Inc.	5.250%	2/27/2012	2,000	1,772
Citigroup, Inc.	5.500%	8/27/2012	735	653
Citigroup, Inc.	5.625%	8/27/2012	3,100	2,768
Citigroup, Inc.	5.300%	10/17/2012	3,750	3,296
Citigroup, Inc.	5.500%	4/11/2013	130	112
Citigroup, Inc.	6.500%	8/19/2013	3,150	2,795
Citigroup, Inc.	5.125%	5/5/2014	300	268
Citigroup, Inc.	5.000%	9/15/2014	5,904	4,371
Citigroup, Inc.	4.875%	5/7/2015	75	60
Citigroup, Inc.	4.700%	5/29/2015	275	225
Citigroup, Inc.	5.300%	1/7/2016	325	276
Citigroup, Inc.	6.000%	8/15/2017	1,875	1,553
Citigroup, Inc.	6.125%	11/21/2017	1,550	1,256
Citigroup, Inc.	6.125%	5/15/2018	4,050	3,301
Citigroup, Inc.	6.625%	6/15/2032	2,875	2,379
Citigroup, Inc.	5.875%	2/22/2033	2,625	1,964
Citigroup, Inc.	6.000%	10/31/2033	550	417
Citigroup, Inc.	5.850%	12/11/2034	400	289
Citigroup, Inc.	6.875%	3/5/2038	670	550
Colonial Bank NA	6.375%	12/1/2015	125	93
Comerica Bank	5.750%	11/21/2016	1,850	1,018
Comerica Bank	5.200%	8/22/2017	450	248
Compass Bank	6.400%	10/1/2017	475	408
Compass Bank	5.900%	4/1/2026	225	161
3 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	800	609
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	2,400	2,349
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	890
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	875	861
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	343
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	990	988
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	3,350	3,181
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	2,525	2,292
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	1,150	1,044
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	75	69
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	1,375	1,340
Credit Suisse New York	5.000%	5/15/2013	2,650	2,530
Deutsche Bank AG London	5.375%	10/12/2012	1,700	1,638
Deutsche Bank AG London	4.875%	5/20/2013	1,475	1,389
Deutsche Bank AG London	6.000%	9/1/2017	3,275	3,159
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,150	1,079
Fifth Third Bancorp.	4.200%	2/23/2010	525	268
Fifth Third Bancorp.	6.250%	5/1/2013	750	488
Fifth Third Bancorp.	4.750%	2/1/2015	675	304
Fifth Third Bancorp.	4.500%	6/1/2018	700	315
Fifth Third Bancorp.	8.250%	3/1/2038	1,200	910
First Tennessee Bank	5.050%	1/15/2015	125	83
First Union Institutional Capital I	8.040%	12/1/2026	175	105
FirstStar Bank	7.125%	12/1/2009	275	280
Fleet Capital Trust II	7.920%	12/11/2026	725	716
Golden West Financial Corp.	4.750%	10/1/2012	450	360
4 HBOS Treasury Services PLC	5.250%	2/21/2017	2,650	2,257
4 HBOS Treasury Services PLC	6.750%	5/21/2018	900	730
HSBC Bank PLC	6.950%	3/15/2011	350	362
HSBC Bank USA	4.625%	4/1/2014	1,900	1,691
HSBC Bank USA	5.875%	11/1/2034	1,225	940
HSBC Bank USA	5.625%	8/15/2035	1,425	1,051
HSBC Holdings PLC	7.350%	11/27/2032	125	116
HSBC Holdings PLC	6.500%	5/2/2036	1,670	1,390
HSBC Holdings PLC	6.500%	9/15/2037	2,415	2,004
HSBC Holdings PLC	6.800%	6/1/2038	460	397
4 ICICI Bank Ltd.	6.625%	10/3/2012	775	745
JPM Capital Trust	6.550%	9/29/2036	650	493
JPMorgan Capital Trust	5.875%	3/15/2035	1,735	1,245
JPMorgan Chase & Co.	6.750%	2/1/2011	1,410	1,404
JPMorgan Chase & Co.	5.600%	6/1/2011	2,200	2,190
JPMorgan Chase & Co.	4.850%	6/16/2011	2,275	2,209
JPMorgan Chase & Co.	4.500%	1/15/2012	4,625	4,299
JPMorgan Chase & Co.	6.625%	3/15/2012	400	402
JPMorgan Chase & Co.	5.375%	10/1/2012	4,745	4,460
JPMorgan Chase & Co.	5.750%	1/2/2013	1,075	1,010
JPMorgan Chase & Co.	4.750%	5/1/2013	995	948
JPMorgan Chase & Co.	4.875%	3/15/2014	260	236
JPMorgan Chase & Co.	5.125%	9/15/2014	295	268
JPMorgan Chase & Co.	4.750%	3/1/2015	1,625	1,433
JPMorgan Chase & Co.	5.250%	5/1/2015	1,650	1,502
JPMorgan Chase & Co.	5.150%	10/1/2015	1,175	1,037
JPMorgan Chase & Co.	5.875%	6/13/2016	525	499
JPMorgan Chase & Co.	6.125%	6/27/2017	700	633
JPMorgan Chase & Co.	5.850%	8/1/2035	100	73
JPMorgan Chase & Co.	6.400%	5/15/2038	1,500	1,305
JPMorgan Chase Capital XXII	6.450%	2/2/2037	2,700	1,956
JPMorgan Chase Capital XXV	6.800%	10/1/2037	1,175	901
KeyBank NA	7.000%	2/1/2011	300	277
KeyBank NA	5.500%	9/17/2012	950	777
KeyBank NA	4.950%	9/15/2015	800	540
KeyBank NA	5.450%	3/3/2016	1,600	1,040
KeyCorp	6.500%	5/14/2013	75	55
MBNA America Bank NA	6.625%	6/15/2012	650	629
MBNA Corp.	7.500%	3/15/2012	725	749
MBNA Corp.	6.125%	3/1/2013	550	544
MBNA Corp.	5.000%	6/15/2015	825	725
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,175	985
Marshall & Ilsley Bank	4.850%	6/16/2015	450	335
Mellon Funding Corp.	5.000%	12/1/2014	350	313
National City Bank	4.500%	3/15/2010	650	309
National City Bank	6.250%	3/15/2011	925	370
National City Corp.	4.900%	1/15/2015	750	413
National City Corp.	6.875%	5/15/2019	550	275
National Westminster Bank PLC	7.375%	10/1/2009	660	659
NationsBank Corp.	6.800%	3/15/2028	900	771
4 Nationwide Building Society	5.500%	7/18/2012	3,400	3,500
4 Northern Rock PLC	5.625%	6/22/2017	6,700	6,823
Northern Trust Co.	5.500%	8/15/2013	200	204
Northern Trust Co.	6.500%	8/15/2018	150	152
PNC Bank NA	4.875%	9/21/2017	2,075	1,782
PNC Funding Corp.	7.500%	11/1/2009	180	182
PNC Funding Corp.	5.125%	12/14/2010	300	298
PNC Funding Corp.	5.250%	11/15/2015	1,075	948
PNC Funding Corp.	5.625%	2/1/2017	225	202
Regions Financial Corp.	7.000%	3/1/2011	975	905
Regions Financial Corp.	6.375%	5/15/2012	2,275	2,002
3 Regions Financial Corp.	6.625%	5/15/2047	1,100	578
Royal Bank of Canada	4.125%	1/26/2010	2,300	2,273
3 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	5,025	3,822
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	1,325	1,271
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	2,250	1,996
Santander Central Hispano Issuances Ltd.	7.625%	9/14/2010	2,375	2,430
Santander Financial Issuances	6.375%	2/15/2011	475	485
Sanwa Bank Ltd.	7.400%	6/15/2011	2,550	2,718
Southtrust Corp.	5.800%	6/15/2014	225	146
Sovereign Bancorp, Inc.	4.800%	9/1/2010	1,100	935
Sovereign Bancorp, Inc.	8.750%	5/30/2018	620	403
3,4 Standard Chartered PLC	6.409%	12/31/2049	700	517
State Street Capital Trust	5.300%	1/15/2016	275	250
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,090	3,390
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	983
SunTrust Banks, Inc.	6.375%	4/1/2011	200	197
SunTrust Banks, Inc.	5.250%	11/5/2012	850	772
SunTrust Banks, Inc.	6.000%	9/11/2017	800	684
SunTrust Banks, Inc.	7.250%	3/15/2018	275	248
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	806
SunTrust Capital VIII	6.100%	12/15/2036	350	169
Swiss Bank Corp.	7.000%	10/15/2015	675	654
Swiss Bank Corp.	7.375%	6/15/2017	175	174
Synovus Financial Corp.	5.125%	6/15/2017	600	415
UBS AG	5.875%	7/15/2016	3,050	2,802
UBS AG	5.875%	12/20/2017	1,550	1,420
UBS AG	5.750%	4/25/2018	1,050	941
UFJ Finance Aruba AEC	6.750%	7/15/2013	3,075	3,206
US Bank NA	6.375%	8/1/2011	1,275	1,305
US Bank NA	6.300%	2/4/2014	2,000	1,953
US Bank NA	4.950%	10/30/2014	575	551
3 USB Capital IX	6.189%	4/15/2049	700	350
Union Bank of California NA	5.950%	5/11/2016	550	489
Union Planters Corp.	7.750%	3/1/2011	1,175	1,137
UnionBanCal Corp.	5.250%	12/16/2013	125	118
Wachovia Bank NA	4.875%	2/1/2015	4,000	2,720
Wachovia Bank NA	5.000%	8/15/2015	175	105
Wachovia Bank NA	6.000%	11/15/2017	700	490
Wachovia Bank NA	5.850%	2/1/2037	3,250	1,950
Wachovia Bank NA	6.600%	1/15/2038	975	487
3 Wachovia Capital Trust III	5.800%	3/15/2042	2,010	844
Wachovia Corp.	7.875%	2/15/2010	1,850	1,387
Wachovia Corp.	4.375%	6/1/2010	1,290	1,096
Wachovia Corp.	5.300%	10/15/2011	400	340
Wachovia Corp.	5.500%	5/1/2013	2,630	2,189
Wachovia Corp.	4.875%	2/15/2014	425	280
Wachovia Corp.	5.625%	10/15/2016	625	400
Wachovia Corp.	5.750%	6/15/2017	3,300	2,475
Wachovia Corp.	5.750%	2/1/2018	1,200	960
4 Wachovia Corp.	8.000%	12/15/2026	775	465
Wachovia Corp.	7.500%	4/15/2035	100	75
Wachovia Corp.	5.500%	8/1/2035	1,050	525
Wachovia Corp.	6.550%	10/15/2035	100	65
Wells Fargo & Co.	4.200%	1/15/2010	6,425	6,428
Wells Fargo & Co.	4.875%	1/12/2011	950	935
Wells Fargo & Co.	5.300%	8/26/2011	300	297
Wells Fargo & Co.	5.125%	9/1/2012	650	627
Wells Fargo & Co.	5.250%	10/23/2012	1,250	1,209
Wells Fargo & Co.	4.375%	1/31/2013	200	189
Wells Fargo & Co.	4.950%	10/16/2013	375	355
Wells Fargo & Co.	5.625%	12/11/2017	1,600	1,470
Wells Fargo & Co.	5.375%	2/7/2035	750	586
Wells Fargo Bank NA	6.450%	2/1/2011	1,175	1,181
Wells Fargo Bank NA	4.750%	2/9/2015	2,750	2,492
Wells Fargo Bank NA	5.750%	5/16/2016	3,400	3,185
Wells Fargo Bank NA	5.950%	8/26/2036	800	697
Wells Fargo Capital X	5.950%	12/15/2036	50	42
3 Wells Fargo Capital XIII	7.700%	12/29/2049	925	833
3 Wells Fargo Capital XV	9.750%	12/29/2049	1,000	975
Wells Fargo Financial	5.500%	8/1/2012	675	660
World Savings Bank, FSB	4.125%	12/15/2009	200	180
Zions Bancorp.	5.500%	11/16/2015	850	467
Brokerage (1.2%)
Ameriprise Financial Inc.	5.350%	11/15/2010	1,050	1,043
Ameriprise Financial Inc.	5.650%	11/15/2015	875	772
Amvescap PLC	5.375%	2/27/2013	25	24
BlackRock, Inc.	6.250%	9/15/2017	525	505
3 Goldman Sachs Capital II	5.793%	12/29/2049	1,125	473
Goldman Sachs Group, Inc.	4.500%	6/15/2010	1,910	1,752
Goldman Sachs Group, Inc.	6.875%	1/15/2011	2,185	2,087
Goldman Sachs Group, Inc.	6.600%	1/15/2012	6,225	5,803
Goldman Sachs Group, Inc.	5.450%	11/1/2012	1,395	1,242
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,275	1,071
Goldman Sachs Group, Inc.	4.750%	7/15/2013	2,450	2,058
Goldman Sachs Group, Inc.	5.250%	10/15/2013	1,825	1,533
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,146
Goldman Sachs Group, Inc.	5.000%	10/1/2014	275	226
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,250	1,879
Goldman Sachs Group, Inc.	5.350%	1/15/2016	2,050	1,691
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,775	1,473
Goldman Sachs Group, Inc.	6.250%	9/1/2017	1,925	1,598
Goldman Sachs Group, Inc.	5.950%	1/18/2018	4,100	3,403
Goldman Sachs Group, Inc.	6.150%	4/1/2018	1,735	1,457
Goldman Sachs Group, Inc.	5.950%	1/15/2027	2,185	1,530
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	259
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	737
Goldman Sachs Group, Inc.	6.450%	5/1/2036	985	690
Goldman Sachs Group, Inc.	6.750%	10/1/2037	3,955	2,769
Janus Capital Group	5.875%	9/15/2011	400	382
Janus Capital Group	6.700%	6/15/2017	375	327
Jefferies Group Inc.	6.450%	6/8/2027	2,300	1,732
Jefferies Group Inc.	6.250%	1/15/2036	925	659
Lazard Group	6.850%	6/15/2017	1,750	1,450
5,6 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	750	0
6 Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	400	51
6 Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	200	25
6 Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,650	206
6 Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	119
6 Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	335	1
6 Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	3,600	2
6 Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	2,100	5
6 Lehman Brothers Holdings, Inc.	6.000%	5/3/2027	550	0
6 Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	2,360	307
6 Lehman Brothers Holdings, Inc.	7.500%	5/11/2038	1,450	2
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	1,325	1,236
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	2,800	2,386
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	975	893
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	1,125	1,003
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	560	491
Merrill Lynch & Co., Inc.	6.150%	4/25/2013	2,875	2,538
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	550	433
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	425	337
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	3,200	2,592
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	2,325	1,777
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	2,750	2,199
Merrill Lynch & Co., Inc.	6.875%	4/25/2018	630	552
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	150	133
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	725	545
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	1,975	1,335
Merrill Lynch & Co., Inc.	7.750%	5/14/2038	2,265	1,943
Morgan Stanley Dean Witter	4.000%	1/15/2010	3,325	2,743
Morgan Stanley Dean Witter	4.250%	5/15/2010	775	630
Morgan Stanley Dean Witter	5.050%	1/21/2011	125	90
Morgan Stanley Dean Witter	6.750%	4/15/2011	2,580	1,883
Morgan Stanley Dean Witter	5.625%	1/9/2012	5,525	3,757
Morgan Stanley Dean Witter	6.600%	4/1/2012	440	299
Morgan Stanley Dean Witter	5.750%	8/31/2012	600	414
Morgan Stanley Dean Witter	4.750%	4/1/2014	6,115	3,058
Morgan Stanley Dean Witter	6.000%	4/28/2015	1,950	1,229
Morgan Stanley Dean Witter	5.375%	10/15/2015	925	601
Morgan Stanley Dean Witter	5.750%	10/18/2016	1,175	784
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,400	910
Morgan Stanley Dean Witter	5.550%	4/27/2017	955	592
Morgan Stanley Dean Witter	6.250%	8/28/2017	50	33
Morgan Stanley Dean Witter	5.950%	12/28/2017	1,075	731
Morgan Stanley Dean Witter	6.625%	4/1/2018	4,280	2,868
Morgan Stanley Dean Witter	6.250%	8/9/2026	2,375	1,448
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	804
Finance Companies (1.5%)
Allied Capital Corp.	6.000%	4/1/2012	375	348
American Express Bank, FSB	5.550%	10/17/2012	650	596
American Express Bank, FSB	5.500%	4/16/2013	1,950	1,836
American Express Bank, FSB	6.000%	9/13/2017	575	508
American Express Centurion Bank	5.550%	10/17/2012	700	640
American Express Centurion Bank	6.000%	9/13/2017	725	652
3 American Express Co.	6.800%	9/1/2066	700	617
American Express Co.	5.500%	9/12/2016	500	422
American Express Co.	6.150%	8/28/2017	1,525	1,285
American Express Credit Corp.	5.000%	12/2/2010	975	949
American Express Credit Corp.	5.875%	5/2/2013	1,600	1,467
American Express Credit Corp.	7.300%	8/20/2013	1,500	1,439
4 American Express Travel	5.250%	11/21/2011	1,275	1,233
American General Finance Corp.	3.875%	10/1/2009	325	231
American General Finance Corp.	4.875%	5/15/2010	350	207
American General Finance Corp.	5.625%	8/17/2011	725	392
American General Finance Corp.	4.875%	7/15/2012	1,050	483
American General Finance Corp.	5.375%	10/1/2012	100	41
American General Finance Corp.	5.850%	6/1/2013	1,825	840
American General Finance Corp.	5.750%	9/15/2016	3,500	1,575
American General Finance Corp.	6.900%	12/15/2017	100	42
Block Financial LLC	7.875%	1/15/2013	200	212
CIT Group Funding Co. of Canada	4.650%	7/1/2010	800	528
CIT Group Funding Co. of Canada	5.200%	6/1/2015	675	338
CIT Group Funding Co. of Canada	5.600%	11/2/2011	400	240
CIT Group, Inc.	4.250%	2/1/2010	600	432
CIT Group, Inc.	5.200%	11/3/2010	325	198
CIT Group, Inc.	4.750%	12/15/2010	695	445
CIT Group, Inc.	5.600%	4/27/2011	175	112
CIT Group, Inc.	5.800%	7/28/2011	425	259
CIT Group, Inc.	7.625%	11/30/2012	435	259
CIT Group, Inc.	5.400%	3/7/2013	100	62
CIT Group, Inc.	5.125%	9/30/2014	2,650	1,352
CIT Group, Inc.	5.000%	2/1/2015	275	140
CIT Group, Inc.	5.400%	1/30/2016	525	263
CIT Group, Inc.	5.850%	9/15/2016	800	408
CIT Group, Inc.	5.650%	2/13/2017	3,800	1,900
3 CIT Group, Inc.	6.100%	3/15/2067	165	60
CIT Group, Inc.	6.000%	4/1/2036	750	308
Capital One Bank	5.750%	9/15/2010	1,375	1,200
Capital One Capital III	7.686%	8/15/2036	600	272
Capital One Capital IV	6.745%	2/17/2037	375	188
Capital One Financial Corp.	5.700%	9/15/2011	400	339
Capital One Financial Corp.	4.800%	2/21/2012	175	157
Capital One Financial Corp.	5.500%	6/1/2015	425	368
Capital One Financial Corp.	6.150%	9/1/2016	900	696
Capital One Financial Corp.	5.250%	2/21/2017	1,150	952
Capital One Financial Corp.	6.750%	9/15/2017	2,275	2,052
Capmark Financial Group	5.875%	5/10/2012	150	75
Capmark Financial Group	6.300%	5/10/2017	400	160
Countrywide Financial Corp.	6.250%	5/15/2016	70	52
Countrywide Home Loan	4.125%	9/15/2009	1,700	1,530
Countrywide Home Loan	4.000%	3/22/2011	1,425	1,240
General Electric Capital Corp.	5.250%	10/27/2009	700	691
General Electric Capital Corp.	4.875%	10/21/2010	1,600	1,557
General Electric Capital Corp.	6.125%	2/22/2011	5,420	5,319
General Electric Capital Corp.	5.500%	4/28/2011	1,075	1,037
General Electric Capital Corp.	5.875%	2/15/2012	9,400	9,105
General Electric Capital Corp.	4.375%	3/3/2012	1,050	976
General Electric Capital Corp.	6.000%	6/15/2012	4,025	3,866
General Electric Capital Corp.	5.250%	10/19/2012	7,625	7,141
General Electric Capital Corp.	5.450%	1/15/2013	1,150	1,068
General Electric Capital Corp.	4.800%	5/1/2013	1,000	907
General Electric Capital Corp.	5.500%	6/4/2014	3,000	2,811
General Electric Capital Corp.	5.650%	6/9/2014	825	778
General Electric Capital Corp.	5.375%	10/20/2016	325	283
General Electric Capital Corp.	5.400%	2/15/2017	1,625	1,399
General Electric Capital Corp.	5.625%	9/15/2017	1,000	857
3 General Electric Capital Corp.	6.375%	11/15/2067	1,150	985
General Electric Capital Corp.	5.625%	5/1/2018	1,825	1,536
General Electric Capital Corp.	6.750%	3/15/2032	3,025	2,517
General Electric Capital Corp.	6.150%	8/7/2037	600	462
General Electric Capital Corp.	5.875%	1/14/2038	6,400	4,730
3 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	76
HSBC Finance Corp.	4.125%	11/16/2009	1,350	1,318
HSBC Finance Corp.	4.625%	9/15/2010	825	797
HSBC Finance Corp.	5.250%	1/14/2011	1,600	1,547
HSBC Finance Corp.	5.700%	6/1/2011	3,025	2,907
HSBC Finance Corp.	6.375%	10/15/2011	350	336
HSBC Finance Corp.	7.000%	5/15/2012	1,375	1,341
HSBC Finance Corp.	5.900%	6/19/2012	1,050	999
HSBC Finance Corp.	6.375%	11/27/2012	750	735
HSBC Finance Corp.	5.250%	1/15/2014	875	815
HSBC Finance Corp.	5.000%	6/30/2015	4,700	4,126
International Lease Finance Corp.	4.875%	9/1/2010	875	674
International Lease Finance Corp.	5.125%	11/1/2010	1,475	1,136
International Lease Finance Corp.	4.950%	2/1/2011	1,900	1,406
International Lease Finance Corp.	5.450%	3/24/2011	825	611
International Lease Finance Corp.	5.750%	6/15/2011	2,475	1,832
International Lease Finance Corp.	5.300%	5/1/2012	500	360
International Lease Finance Corp.	5.000%	9/15/2012	1,765	1,183
International Lease Finance Corp.	5.625%	9/20/2013	525	368
International Lease Finance Corp.	5.650%	6/1/2014	725	486
SLM Corp.	4.500%	7/26/2010	450	361
SLM Corp.	5.400%	10/25/2011	4,100	3,074
SLM Corp.	5.050%	11/14/2014	750	486
SLM Corp.	8.450%	6/15/2018	900	627
SLM Corp.	5.625%	8/1/2033	1,075	662
iStar Financial Inc.	6.000%	12/15/2010	250	149
iStar Financial Inc.	5.800%	3/15/2011	900	558
iStar Financial Inc.	5.650%	9/15/2011	425	219
iStar Financial Inc.	5.150%	3/1/2012	1,125	574
iStar Financial Inc.	5.950%	10/15/2013	200	104
iStar Financial Inc.	5.875%	3/15/2016	325	189
iStar Financial Inc.	5.850%	3/15/2017	200	114
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	835	801
ACE INA Holdings, Inc.	5.600%	5/15/2015	275	258
ACE INA Holdings, Inc.	5.700%	2/15/2017	1,180	1,096
AEGON Funding Corp.	5.750%	12/15/2020	100	86
AEGON NV	4.750%	6/1/2013	475	448
AXA Financial, Inc.	7.750%	8/1/2010	325	332
AXA SA	8.600%	12/15/2030	1,795	1,718
Aetna, Inc.	7.875%	3/1/2011	150	157
Aetna, Inc.	5.750%	6/15/2011	300	305
Aetna, Inc.	6.000%	6/15/2016	75	72
Aetna, Inc.	6.500%	9/15/2018	625	612
Aetna, Inc.	6.625%	6/15/2036	2,000	1,797
Allied World Assurance	7.500%	8/1/2016	1,035	937
Allstate Corp.	6.125%	2/15/2012	500	503
Allstate Corp.	5.000%	8/15/2014	950	889

3 Allstate Corp.	6.125%	5/15/2037	350	263
Allstate Corp.	6.125%	12/15/2032	550	474
Allstate Corp.	5.550%	5/9/2035	250	198
3 Allstate Corp.	6.500%	5/15/2057	450	296
Allstate Life Global Funding	5.375%	4/30/2013	850	823
Ambac, Inc.	5.950%	12/5/2035	1,050	378
Ambac, Inc.	6.150%	2/7/2087	125	31
American General Capital II	8.500%	7/1/2030	100	41
American International Group, Inc.	4.250%	5/15/2013	1,400	742
American International Group, Inc.	4.700%	10/1/2010	1,550	1,023
American International Group, Inc.	5.375%	10/18/2011	500	305
American International Group, Inc.	4.950%	3/20/2012	525	291
American International Group, Inc.	5.050%	10/1/2015	2,350	1,246
American International Group, Inc.	5.600%	10/18/2016	1,275	650
American International Group, Inc.	6.250%	5/1/2036	375	180
3,4 American International Group, Inc.	8.175%	5/15/2058	2,950	428
Aon Capital Trust	8.205%	1/1/2027	150	130
Arch Capital Group Ltd.	7.350%	5/1/2034	800	783
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	206
Assurant, Inc.	5.625%	2/15/2014	500	453
Assurant, Inc.	6.750%	2/15/2034	1,040	838
Axis Capital Holdings Ltd.	5.750%	12/1/2014	175	162
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,085	1,095
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	354
4 Berkshire Hathaway Finance Corp.	4.600%	5/15/2013	625	617
4 Berkshire Hathaway Finance Corp.	5.000%	8/15/2013	1,175	1,175
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	838
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	50
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	2,000	1,955
4 Berkshire Hathaway Finance Corp.	5.400%	5/15/2018	2,550	2,504
CIGNA Corp.	7.875%	5/15/2027	150	153
CIGNA Corp.	6.150%	11/15/2036	1,050	896
CNA Financial Corp.	6.000%	8/15/2011	200	202
CNA Financial Corp.	5.850%	12/15/2014	1,275	1,207
CNA Financial Corp.	6.500%	8/15/2016	475	445
3 Chubb Corp.	6.375%	3/29/2067	300	237
Chubb Corp.	5.750%	5/15/2018	325	293
Chubb Corp.	6.000%	5/11/2037	1,175	993
Chubb Corp.	6.500%	5/15/2038	400	344
Cincinnati Financial Corp.	6.920%	5/15/2028	400	365
Cincinnati Financial Corp.	6.125%	11/1/2034	375	300
Commerce Group, Inc.	5.950%	12/9/2013	125	124
Coventry Health Care Inc.	6.300%	8/15/2014	675	624
3 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	1,130	705
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	404
Fund American Cos., Inc.	5.875%	5/15/2013	250	196
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	575	499
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	475	405
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	313
Genworth Financial, Inc.	5.125%	3/15/2011	650	613
Genworth Financial, Inc.	5.750%	6/15/2014	175	140
Genworth Financial, Inc.	4.950%	10/1/2015	100	75
3 Genworth Financial, Inc.	6.150%	11/15/2066	200	90
Genworth Financial, Inc.	6.500%	6/15/2034	375	244
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	625	581
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	250	217
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	300	255
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	125	112
3 Hartford Financial Services Group, Inc.	8.125%	6/15/2038	275	224
Hartford Financial Services Group, Inc.	6.000%	1/15/2019	200	174
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,325	1,022
Humana Inc.	6.450%	6/1/2016	1,200	1,089
Humana Inc.	7.200%	6/15/2018	650	610
Humana Inc.	6.300%	8/1/2018	100	85
Humana Inc.	8.150%	6/15/2038	700	666
3 ING Capital Funding Trust III	5.775%	12/8/2049	1,650	1,326
ING USA Global	4.500%	10/1/2010	1,925	1,929
Lincoln National Corp.	5.650%	8/27/2012	150	149
3 Lincoln National Corp.	7.000%	5/17/2066	800	601
3 Lincoln National Corp.	6.050%	4/20/2067	225	152
Lincoln National Corp.	6.150%	4/7/2036	1,575	1,329
Loews Corp.	6.000%	2/1/2035	175	156
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	125	126
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	925	953
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	725	697
MetLife, Inc.	5.375%	12/15/2012	350	335
MetLife, Inc.	5.000%	11/24/2013	225	209
MetLife, Inc.	5.000%	6/15/2015	1,100	980
MetLife, Inc.	6.375%	6/15/2034	800	686
MetLife, Inc.	5.700%	6/15/2035	300	233
MetLife, Inc.	6.400%	12/15/2036	700	440
Principal Financial Group, Inc.	6.050%	10/15/2036	550	433
Principal Life Income Funding	5.125%	3/1/2011	600	603
Principal Life Income Funding	5.300%	12/14/2012	1,075	1,074
Principal Life Income Funding	5.300%	4/24/2013	650	651
Principal Life Income Funding	5.100%	4/15/2014	350	338
Progressive Corp.	6.375%	1/15/2012	500	513
3 Progressive Corp.	6.700%	6/15/2037	700	574
Progressive Corp.	6.625%	3/1/2029	575	564
Protective Life Secured Trust	4.850%	8/16/2010	500	510
Prudential Financial, Inc.	5.100%	12/14/2011	60	58
Prudential Financial, Inc.	5.800%	6/15/2012	775	759
Prudential Financial, Inc.	5.150%	1/15/2013	795	757
Prudential Financial, Inc.	4.500%	7/15/2013	225	207
Prudential Financial, Inc.	4.750%	4/1/2014	400	365
Prudential Financial, Inc.	5.100%	9/20/2014	875	772
Prudential Financial, Inc.	5.500%	3/15/2016	125	116
Prudential Financial, Inc.	6.100%	6/15/2017	175	168
Prudential Financial, Inc.	6.000%	12/1/2017	500	439
Prudential Financial, Inc.	5.750%	7/15/2033	450	371
Prudential Financial, Inc.	5.400%	6/13/2035	450	338
Prudential Financial, Inc.	5.900%	3/17/2036	650	520
Prudential Financial, Inc.	5.700%	12/14/2036	525	407
Safeco Corp.	4.875%	2/1/2010	250	250
Torchmark Corp.	6.375%	6/15/2016	500	509
3 Travelers Cos. Inc.	6.250%	3/15/2037	300	221
Travelers Cos. Inc.	5.750%	12/15/2017	750	695
Travelers Cos. Inc.	6.250%	6/15/2037	600	512
Travelers Cos., Inc.	5.500%	12/1/2015	350	328
Travelers Cos., Inc.	6.250%	6/20/2016	850	826
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,550	1,364
UnitedHealth Group, Inc.	5.500%	11/15/2012	150	142
UnitedHealth Group, Inc.	4.875%	2/15/2013	625	583
UnitedHealth Group, Inc.	4.875%	4/1/2013	600	559
UnitedHealth Group, Inc.	5.000%	8/15/2014	250	230
UnitedHealth Group, Inc.	4.875%	3/15/2015	600	544
UnitedHealth Group, Inc.	6.000%	6/15/2017	300	283
UnitedHealth Group, Inc.	6.000%	11/15/2017	200	182
UnitedHealth Group, Inc.	6.000%	2/15/2018	1,880	1,728
UnitedHealth Group, Inc.	5.800%	3/15/2036	200	153
UnitedHealth Group, Inc.	6.500%	6/15/2037	350	295
UnitedHealth Group, Inc.	6.625%	11/15/2037	675	564
UnitedHealth Group, Inc.	6.875%	2/15/2038	725	632
WellPoint Inc.	4.250%	12/15/2009	305	305
WellPoint Inc.	5.000%	1/15/2011	1,075	1,069
WellPoint Inc.	6.375%	1/15/2012	275	278
WellPoint Inc.	5.000%	12/15/2014	575	531
WellPoint Inc.	5.250%	1/15/2016	100	92
WellPoint Inc.	5.875%	6/15/2017	800	748
WellPoint Inc.	5.950%	12/15/2034	1,275	1,050
WellPoint Inc.	5.850%	1/15/2036	1,650	1,296
Willis North America Inc.	5.625%	7/15/2015	500	460
Willis North America Inc.	6.200%	3/28/2017	870	756
3 XL Capital Ltd.	6.500%	12/15/2049	550	332
XL Capital Ltd.	5.250%	9/15/2014	1,050	923
XL Capital Ltd.	6.375%	11/15/2024	125	101
XL Capital Ltd.	6.250%	5/15/2027	925	711
Real Estate Investment Trusts (0.4%)
AMB Property LP	6.300%	6/1/2013	300	295
Arden Realty LP	5.250%	3/1/2015	100	90
AvalonBay Communities, Inc.	5.500%	1/15/2012	275	256
AvalonBay Communities, Inc.	5.750%	9/15/2016	125	108
Boston Properties, Inc.	6.250%	1/15/2013	600	599
Boston Properties, Inc.	5.625%	4/15/2015	375	352
Brandywine Operating Partnership	5.625%	12/15/2010	1,025	995
Brandywine Operating Partnership	5.750%	4/1/2012	1,090	1,019
Brandywine Operating Partnership	5.400%	11/1/2014	100	85
Brandywine Operating Partnership	5.700%	5/1/2017	580	472
Camden Property Trust	5.700%	5/15/2017	525	444
Colonial Realty LP	5.500%	10/1/2015	975	836
Developers Diversified Realty Corp.	5.375%	10/15/2012	1,285	1,185
Duke Realty LP	5.625%	8/15/2011	200	179
Duke Realty LP	5.950%	2/15/2017	225	203
ERP Operating LP	6.625%	3/15/2012	175	171
ERP Operating LP	5.500%	10/1/2012	650	609
ERP Operating LP	5.125%	3/15/2016	1,075	881
ERP Operating LP	5.375%	8/1/2016	225	193
ERP Operating LP	5.750%	6/15/2017	425	355
HCP Inc.	6.700%	1/30/2018	400	345
HRPT Properties Trust	6.250%	8/15/2016	250	218
HRPT Properties Trust	6.250%	6/15/2017	625	537
Health Care Property Investors, Inc.	6.450%	6/25/2012	1,800	1,718
Health Care Property Investors, Inc.	5.650%	12/15/2013	230	208
Health Care Property Investors, Inc.	6.300%	9/15/2016	390	335
Health Care REIT, Inc.	6.200%	6/1/2016	1,650	1,471
Hospitality Properties	5.125%	2/15/2015	700	541
Kimco Realty Corp.	5.783%	3/15/2016	125	113
Liberty Property LP	5.125%	3/2/2015	1,975	1,723
Liberty Property LP	5.500%	12/15/2016	175	146
National Retail Properties	6.875%	10/15/2017	1,575	1,422
Nationwide Health Properties, Inc.	6.250%	2/1/2013	650	647
ProLogis	5.250%	11/15/2010	525	498
ProLogis	5.500%	3/1/2013	175	166
ProLogis	5.625%	11/15/2015	775	683
ProLogis	5.750%	4/1/2016	525	467
ProLogis	5.625%	11/15/2016	575	492
Realty Income Corp.	6.750%	8/15/2019	1,960	1,807
Regency Centers LP	6.750%	1/15/2012	1,375	1,376
Simon Property Group Inc.	4.600%	6/15/2010	825	786
Simon Property Group Inc.	4.875%	8/15/2010	300	289
Simon Property Group Inc.	5.600%	9/1/2011	500	470
Simon Property Group Inc.	5.000%	3/1/2012	350	329
Simon Property Group Inc.	5.300%	5/30/2013	1,435	1,329
Simon Property Group Inc.	5.750%	12/1/2015	950	851
Simon Property Group Inc.	6.100%	5/1/2016	200	179
Simon Property Group Inc.	5.250%	12/1/2016	2,100	1,795
Simon Property Group Inc.	5.875%	3/1/2017	950	845
Simon Property Group Inc.	6.125%	5/30/2018	975	873
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	525	463
Vornado Realty	5.600%	2/15/2011	925	847
Other (0.1%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/2013	1,175	1,186
Orix Corp.	5.480%	11/22/2011	750	712
XTRA Finance Corp.	5.150%	4/1/2017	2,050	1,990

				591,123

Industrial (9.4%)
Basic Industry (0.7%)
Agrium Inc.	6.750%	1/15/2019	1,900	1,883
Alcan, Inc.	6.450%	3/15/2011	600	619
Alcan, Inc.	4.875%	9/15/2012	700	684
Alcan, Inc.	4.500%	5/15/2013	500	485
Alcan, Inc.	5.000%	6/1/2015	100	93
Alcan, Inc.	6.125%	12/15/2033	1,825	1,580
Alcoa, Inc.	5.720%	2/23/2019	1,815	1,581
Alcoa, Inc.	5.870%	2/23/2022	410	347
Alcoa, Inc.	5.900%	2/1/2027	25	20
4 ArcelorMittal	5.375%	6/1/2013	1,900	1,827
4 ArcelorMittal	6.125%	6/1/2018	825	757
BHP Billiton Finance Ltd.	5.400%	3/29/2017	285	265
BHP Finance USA	5.250%	12/15/2015	725	674
BHP Finance USA Ltd.	8.500%	12/1/2012	300	336
BHP Finance USA Ltd.	4.800%	4/15/2013	775	765
Barrick Gold Finance Inc.	6.125%	9/15/2013	500	490
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	210
Barrick North America Finance LLC	6.800%	9/15/2018	500	475
Barrick North America Finance LLC	7.500%	9/15/2038	700	669
Celulosa Arauco Constitution SA	8.625%	8/15/2010	775	823
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	773
Commercial Metals Co.	6.500%	7/15/2017	300	277
Commercial Metals Co.	7.350%	8/15/2018	800	770
Dow Chemical Co.	6.125%	2/1/2011	1,575	1,640
Dow Chemical Co.	6.000%	10/1/2012	125	127
Dow Chemical Co.	7.375%	11/1/2029	1,150	1,106
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	725	751
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	125	124
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	975	956
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	100	101
E.I. du Pont de Nemours & Co.	5.000%	7/15/2013	1,200	1,186
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	75	71
E.I. du Pont de Nemours & Co.	6.000%	7/15/2018	1,450	1,400
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	175	173
Eastman Chemical Co.	7.250%	1/15/2024	525	535
Eastman Chemical Co.	7.600%	2/1/2027	275	285
Falconbridge Ltd.	7.350%	6/5/2012	275	280
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	1,795	1,755
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	1,775	1,740
Inco Ltd.	7.750%	5/15/2012	275	293
Inco Ltd.	5.700%	10/15/2015	450	416
International Paper Co.	5.850%	10/30/2012	292	282
International Paper Co.	7.400%	6/15/2014	770	768
International Paper Co.	5.300%	4/1/2015	550	488
Lubrizol Corp.	5.500%	10/1/2014	1,525	1,468
Lubrizol Corp.	6.500%	10/1/2034	850	753
Monsanto Co.	7.375%	8/15/2012	500	539
Newmont Mining	5.875%	4/1/2035	225	177
Noranda, Inc.	7.250%	7/15/2012	950	963
Noranda, Inc.	5.500%	6/15/2017	900	809
Nucor Corp.	5.000%	6/1/2013	300	296
Nucor Corp.	5.750%	12/1/2017	200	192
Nucor Corp.	5.850%	6/1/2018	775	738
Nucor Corp.	6.400%	12/1/2037	500	464
Placer Dome, Inc.	6.450%	10/15/2035	950	830
Plum Creek Timber Co.	5.875%	11/15/2015	525	483
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,775	1,907
Praxair, Inc.	3.950%	6/1/2013	950	921
Praxair, Inc.	5.250%	11/15/2014	750	751
Praxair, Inc.	5.200%	3/15/2017	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/2013	1,110	1,085
Rio Tinto Finance USA Ltd.	6.500%	7/15/2018	850	813
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	400	383
3 Rohm & Haas Co.	9.800%	4/15/2020	289	339
Rohm & Haas Co.	7.850%	7/15/2029	875	879
Southern Copper Corp.	7.500%	7/27/2035	1,250	1,169
Teck Cominco Ltd.	6.125%	10/1/2035	675	549
US Steel Corp.	6.050%	6/1/2017	700	584
US Steel Corp.	7.000%	2/1/2018	700	634
Vale Overseas Ltd.	6.250%	1/11/2016	150	143
Vale Overseas Ltd.	6.250%	1/23/2017	475	449
Vale Overseas Ltd.	8.250%	1/17/2034	325	334
Vale Overseas Ltd.	6.875%	11/21/2036	2,850	2,479
WMC Finance USA	5.125%	5/15/2013	1,000	1,004
Weyerhaeuser Co.	6.750%	3/15/2012	2,310	2,287
Weyerhaeuser Co.	7.375%	3/15/2032	1,925	1,691
Capital Goods (1.0%)
3,4 BAE Systems Asset Trust	7.156%	12/15/2011	60	62
Bemis Co. Inc.	4.875%	4/1/2012	450	446
Boeing Capital Corp.	7.375%	9/27/2010	400	425
Boeing Capital Corp.	6.500%	2/15/2012	2,025	2,129
Boeing Co.	7.250%	6/15/2025	875	970
Boeing Co.	8.750%	9/15/2031	175	223
Boeing Co.	6.125%	2/15/2033	75	74
CRH America Inc.	5.625%	9/30/2011	525	516
CRH America Inc.	6.950%	3/15/2012	800	801
CRH America Inc.	5.300%	10/15/2013	450	376
CRH America Inc.	6.000%	9/30/2016	1,050	921
CRH America Inc.	6.400%	10/15/2033	350	261
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,550	2,528
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,750	1,728
Caterpillar Financial Services Corp.	4.250%	2/8/2013	1,175	1,104
Caterpillar Financial Services Corp.	6.200%	9/30/2013	600	600
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	115
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	246
Caterpillar Financial Services Corp.	7.050%	10/1/2018	400	396
Caterpillar, Inc.	7.300%	5/1/2031	1,000	1,057
Caterpillar, Inc.	7.375%	3/1/2097	775	815
Deere & Co.	6.950%	4/25/2014	325	345
Deere & Co.	8.100%	5/15/2030	1,175	1,354
Deere & Co.	7.125%	3/3/2031	675	715
Dover Corp.	4.875%	10/15/2015	675	648
Dover Corp.	5.450%	3/15/2018	800	781
Dover Corp.	6.600%	3/15/2038	450	468
Embraer Overseas Ltd.	6.375%	1/24/2017	700	662
Emerson Electric Co.	7.125%	8/15/2010	850	907
Emerson Electric Co.	4.500%	5/1/2013	400	400
Emerson Electric Co.	5.250%	10/15/2018	900	864
General Dynamics Corp.	4.500%	8/15/2010	125	128
General Dynamics Corp.	4.250%	5/15/2013	1,700	1,712
General Electric Co.	5.000%	2/1/2013	5,000	4,689
General Electric Co.	5.250%	12/6/2017	2,030	1,783
Goodrich Corp.	6.800%	7/1/2036	80	75
Hanson PLC	5.250%	3/15/2013	175	167
Harsco Corp.	5.750%	5/15/2018	750	733
Honeywell International, Inc.	6.125%	11/1/2011	350	367
Honeywell International, Inc.	5.625%	8/1/2012	650	665
Honeywell International, Inc.	4.250%	3/1/2013	275	271
Honeywell International, Inc.	5.300%	3/1/2018	125	118
Honeywell International, Inc.	5.700%	3/15/2036	125	112
Ingersoll-Rand GL Holding Company	6.000%	8/15/2013	475	480
Ingersoll-Rand GL Holding Company	6.875%	8/15/2018	475	473
John Deere Capital Corp	4.950%	12/17/2012	75	74
John Deere Capital Corp.	5.400%	10/17/2011	1,425	1,436
John Deere Capital Corp.	5.350%	1/17/2012	450	450
John Deere Capital Corp.	7.000%	3/15/2012	925	971
John Deere Capital Corp.	4.900%	9/9/2013	350	342
John Deere Capital Corp.	5.500%	4/13/2017	200	183
John Deere Capital Corp.	5.750%	9/10/2018	250	230
Joy Global, Inc.	6.000%	11/15/2016	250	225
Lafarge SA	6.150%	7/15/2011	75	76
Lafarge SA	6.500%	7/15/2016	900	815
Lafarge SA	7.125%	7/15/2036	2,075	1,772
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,604
Lockheed Martin Corp.	6.150%	9/1/2036	775	721
Martin Marietta Material	6.600%	4/15/2018	850	781
Masco Corp.	5.875%	7/15/2012	200	189
Masco Corp.	4.800%	6/15/2015	1,375	1,142
Masco Corp.	6.500%	8/15/2032	175	135
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	175	177
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	625	676
Mohawk Industries Inc.	5.750%	1/15/2011	2,500	2,393
Mohawk Industries Inc.	6.125%	1/15/2016	1,400	1,259
Northrop Grumman Corp.	7.125%	2/15/2011	300	318
Northrop Grumman Corp.	7.750%	3/1/2016	275	307
Northrop Grumman Corp.	7.750%	2/15/2031	925	1,068
Raytheon Co.	4.850%	1/15/2011	775	778
Raytheon Co.	5.500%	11/15/2012	725	749
Raytheon Co.	5.375%	4/1/2013	75	78
Raytheon Co.	7.200%	8/15/2027	500	516
Republic Services, Inc.	6.750%	8/15/2011	350	359
Republic Services, Inc.	6.086%	3/15/2035	350	297
Roper Industries Inc.	6.625%	8/15/2013	1,350	1,369
TRW, Inc.	7.750%	6/1/2029	725	814
Textron Financial Corp.	4.600%	5/3/2010	2,100	2,058
Textron Financial Corp.	5.125%	11/1/2010	450	441
Textron Financial Corp.	5.400%	4/28/2013	475	442
Textron, Inc.	6.500%	6/1/2012	1,000	1,037
Tyco International Group SA	6.125%	11/1/2008	500	501
Tyco International Group SA	6.125%	1/15/2009	100	100
Tyco International Group SA	6.750%	2/15/2011	2,725	2,774
Tyco International Group SA	6.000%	11/15/2013	335	328
4 Tyco International Group SA	7.000%	12/15/2019	1,175	1,146
United Technologies Corp.	4.375%	5/1/2010	725	734
United Technologies Corp.	7.125%	11/15/2010	250	271
United Technologies Corp.	6.350%	3/1/2011	1,025	1,074
United Technologies Corp.	6.100%	5/15/2012	300	310
United Technologies Corp.	4.875%	5/1/2015	325	321
United Technologies Corp.	5.375%	12/15/2017	700	665
United Technologies Corp.	8.875%	11/15/2019	850	1,036
United Technologies Corp.	7.500%	9/15/2029	350	373
United Technologies Corp.	5.400%	5/1/2035	500	425
Vulcan Materials Co.	6.300%	6/15/2013	375	378
Vulcan Materials Co.	7.000%	6/15/2018	675	652
Waste Management, Inc.	7.375%	8/1/2010	175	180
Waste Management, Inc.	6.375%	11/15/2012	225	224
Communication (2.2%)
AT&T Inc.	7.300%	11/15/2011	975	1,026
AT&T Inc.	8.000%	11/15/2031	3,375	3,354
AT&T Inc.	4.125%	9/15/2009	1,050	1,032
AT&T Inc.	5.300%	11/15/2010	650	662
AT&T Inc.	6.250%	3/15/2011	400	408
AT&T Inc.	5.875%	2/1/2012	885	891
AT&T Inc.	5.875%	8/15/2012	1,390	1,406
AT&T Inc.	4.950%	1/15/2013	1,860	1,795
AT&T Inc.	5.100%	9/15/2014	3,650	3,442
AT&T Inc.	5.625%	6/15/2016	2,895	2,705
AT&T Inc.	5.500%	2/1/2018	340	302
AT&T Inc.	5.600%	5/15/2018	2,350	2,095
AT&T Inc.	6.450%	6/15/2034	975	864
AT&T Inc.	6.500%	9/1/2037	3,150	2,633
AT&T Inc.	6.300%	1/15/2038	2,550	2,112
AT&T Wireless	7.875%	3/1/2011	2,390	2,528
AT&T Wireless	8.125%	5/1/2012	2,225	2,415
AT&T Wireless	8.750%	3/1/2031	1,015	1,134
America Movil SA de C.V.	5.500%	3/1/2014	225	213
America Movil SA de C.V.	5.750%	1/15/2015	1,500	1,418
America Movil SA de C.V.	6.375%	3/1/2035	675	587
America Movil SA de C.V.	6.125%	11/15/2037	750	634
BellSouth Capital Funding Corp.	7.875%	2/15/2030	650	655
BellSouth Corp.	4.750%	11/15/2012	470	454
BellSouth Corp.	5.200%	12/15/2016	525	480
BellSouth Corp.	6.875%	10/15/2031	450	413
BellSouth Corp.	6.550%	6/15/2034	500	428
BellSouth Corp.	6.000%	11/15/2034	555	453
BellSouth Telecommunications Inc.	6.375%	6/1/2028	1,685	1,468
British Telecommunications PLC	8.625%	12/15/2010	1,490	1,562
British Telecommunications PLC	9.125%	12/15/2030	2,000	2,028
British Telecommunications PLC	5.150%	1/15/2013	690	645
British Telecommunications PLC	5.950%	1/15/2018	775	671
CBS Corp.	6.625%	5/15/2011	1,295	1,256
CBS Corp.	5.625%	8/15/2012	460	448
CBS Corp.	7.875%	7/30/2030	605	538
CBS Corp.	5.500%	5/15/2033	175	126
CenturyTel Enterprises	6.875%	1/15/2028	175	155
CenturyTel, Inc.	7.875%	8/15/2012	225	225
Cingular Wireless LLC	6.500%	12/15/2011	2,200	2,220
Cingular Wireless LLC	7.125%	12/15/2031	1,470	1,364
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,820	1,901
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	193
Comcast Cable Communications, Inc.	6.750%	1/30/2011	3,500	3,588
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	682
Comcast Corp.	5.500%	3/15/2011	740	733
Comcast Corp.	6.500%	1/15/2015	1,450	1,408
Comcast Corp.	5.900%	3/15/2016	600	556
Comcast Corp.	6.300%	11/15/2017	150	139
Comcast Corp.	5.875%	2/15/2018	1,600	1,434
Comcast Corp.	6.500%	11/15/2035	6,425	5,303
Comcast Corp.	6.450%	3/15/2037	1,200	959
Comcast Corp.	6.400%	5/15/2038	175	140
Cox Communications, Inc.	4.625%	1/15/2010	1,000	977
Cox Communications, Inc.	7.125%	10/1/2012	450	464
Cox Communications, Inc.	5.450%	12/15/2014	1,310	1,229
Deutsche Telekom International Finance	8.500%	6/15/2010	3,775	3,923
Deutsche Telekom International Finance	8.750%	6/15/2030	2,150	2,079
Deutsche Telekom International Finance	5.250%	7/22/2013	875	843
Deutsche Telekom International Finance	5.750%	3/23/2016	650	576
Embarq Corp.	7.082%	6/1/2016	2,700	2,243
Embarq Corp.	7.995%	6/1/2036	225	170
France Telecom	7.750%	3/1/2011	2,500	2,603
France Telecom	8.500%	3/1/2031	3,100	3,452
GTE Corp.	8.750%	11/1/2021	175	183
Gannett Co., Inc.	6.375%	4/1/2012	1,000	951
Grupo Televisa SA	6.625%	3/18/2025	625	560
Koninklijke KPN NV	8.000%	10/1/2010	765	813
Koninklijke KPN NV	8.375%	10/1/2030	500	545
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	750	748
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	825	813
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	925	882
New England Telephone & Telegraph Co.	7.875%	11/15/2029	1,835	1,776
News America Holdings, Inc.	9.250%	2/1/2013	350	375
News America Holdings, Inc.	8.000%	10/17/2016	865	927
News America Holdings, Inc.	8.150%	10/17/2036	175	183
News America Inc.	5.300%	12/15/2014	900	876
News America Inc.	6.200%	12/15/2034	2,550	2,090
News America Inc.	6.400%	12/15/2035	1,425	1,208
News America Inc.	6.650%	11/15/2037	1,400	1,154
Omnicom Group Inc.	5.900%	4/15/2016	50	48
Qwest Communications International Inc.	8.875%	3/15/2012	775	753
Qwest Communications International Inc.	7.875%	9/1/2011	775	744
Qwest Communications International Inc.	7.500%	10/1/2014	1,300	1,144
Qwest Communications International Inc.	6.500%	6/1/2017	500	408
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	925	924
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	300	287
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	111
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	175	150
Reed Elsevier Capital	4.625%	6/15/2012	100	97
Rogers Communications Inc.	6.375%	3/1/2014	2,250	2,183
Rogers Communications Inc.	6.800%	8/15/2018	1,475	1,401
TCI Communications, Inc.	8.750%	8/1/2015	675	735
TCI Communications, Inc.	7.875%	2/15/2026	355	349
Tele-Communications, Inc.	7.875%	8/1/2013	275	291
Telecom Italia Capital	4.000%	1/15/2010	1,595	1,562
Telecom Italia Capital	6.200%	7/18/2011	1,740	1,719
Telecom Italia Capital	5.250%	11/15/2013	430	385
Telecom Italia Capital	5.250%	10/1/2015	325	279
Telecom Italia Capital	6.999%	6/4/2018	210	192
Telecom Italia Capital	6.375%	11/15/2033	3,125	2,301
Telecom Italia Capital	7.200%	7/18/2036	680	553
Telecom Italia Capital	7.721%	6/4/2038	70	60
Telefonica Emisiones SAU	5.984%	6/20/2011	1,375	1,397
Telefonica Emisiones SAU	6.421%	6/20/2016	2,125	2,107
Telefonica Emisiones SAU	7.045%	6/20/2036	2,880	2,641
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,472
Telefonica Europe BV	8.250%	9/15/2030	400	388
Telefonos de Mexico SA	4.750%	1/27/2010	375	374
Telefonos de Mexico SA	5.500%	1/27/2015	2,900	2,708
Telus Corp.	8.000%	6/1/2011	1,125	1,215
Thomson Corp.	6.200%	1/5/2012	450	460
Thomson Corp.	5.700%	10/1/2014	1,050	1,038
Thomson Corp.	6.500%	7/15/2018	100	97
Thomson Corp.	5.500%	8/15/2035	225	174
Thomson Reuters Corp.	5.950%	7/15/2013	365	365
Time Warner Cable Inc.	5.400%	7/2/2012	600	577
Time Warner Cable Inc.	6.200%	7/1/2013	1,750	1,744
Time Warner Cable Inc.	5.850%	5/1/2017	1,500	1,365
Time Warner Cable Inc.	6.750%	7/1/2018	2,100	1,947
Time Warner Cable Inc.	6.550%	5/1/2037	600	491
Time Warner Cable Inc.	7.300%	7/1/2038	1,720	1,540
Time Warner Entertainment	10.150%	5/1/2012	325	360
Time Warner Entertainment	8.875%	10/1/2012	650	697
Time Warner Entertainment	8.375%	3/15/2023	325	328
Time Warner Entertainment	8.375%	7/15/2033	1,950	1,945
US Cellular	6.700%	12/15/2033	325	256
US West Communications Group	7.500%	6/15/2023	675	537
US West Communications Group	6.875%	9/15/2033	675	456
Verizon Communications Corp.	5.350%	2/15/2011	200	197
Verizon Communications Corp.	5.550%	2/15/2016	2,200	2,027
Verizon Communications Corp.	5.500%	2/15/2018	2,450	2,181
Verizon Communications Corp.	6.100%	4/15/2018	250	231
Verizon Communications Corp.	6.400%	2/15/2038	1,080	896
Verizon Communications Corp.	6.900%	4/15/2038	160	140
Verizon Global Funding Corp.	7.250%	12/1/2010	450	468
Verizon Global Funding Corp.	6.875%	6/15/2012	3,450	3,522
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,091
Verizon Global Funding Corp.	4.900%	9/15/2015	1,000	895
Verizon Global Funding Corp.	7.750%	12/1/2030	450	434
Verizon Global Funding Corp.	5.850%	9/15/2035	2,400	2,005
Verizon Maryland, Inc.	5.125%	6/15/2033	130	90
Verizon New England, Inc.	6.500%	9/15/2011	725	721
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	672
Verizon New York, Inc.	6.875%	4/1/2012	225	224
Verizon New York, Inc.	7.375%	4/1/2032	225	206
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	843
Verizon Virginia, Inc.	4.625%	3/15/2013	275	252
Vodafone AirTouch PLC	7.750%	2/15/2010	325	333
Vodafone AirTouch PLC	7.875%	2/15/2030	850	875
Vodafone Group PLC	5.350%	2/27/2012	1,875	1,842
Vodafone Group PLC	5.000%	12/16/2013	275	267
Vodafone Group PLC	5.375%	1/30/2015	800	741
Vodafone Group PLC	5.750%	3/15/2016	450	422
Vodafone Group PLC	5.625%	2/27/2017	1,000	924
Vodafone Group PLC	6.250%	11/30/2032	1,225	1,043
Vodafone Group PLC	6.150%	2/27/2037	300	250
WPP Finance USA Corp.	5.875%	6/15/2014	475	433
Consumer Cyclical (1.3%)
4 Best Buy Co.	6.750%	7/15/2013	1,475	1,500
Brinker International Inc.	5.750%	6/1/2014	125	113
CVS Caremark Corp.	5.750%	8/15/2011	800	812
3 CVS Caremark Corp.	6.302%	6/1/2037	700	572
CVS Caremark Corp.	4.875%	9/15/2014	225	211
CVS Caremark Corp.	5.750%	6/1/2017	200	183
CVS Caremark Corp.	6.250%	6/1/2027	1,100	999
CVS Corp.	6.125%	8/15/2016	250	245
Costco Wholesale Corp.	5.300%	3/15/2012	100	102
Costco Wholesale Corp.	5.500%	3/15/2017	1,925	1,927
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	218
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	203
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	3,525	3,478
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,525	1,482
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	3,775	3,776
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	2,475	2,363
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,129
Darden Restaurants Inc.	5.625%	10/15/2012	625	602
Darden Restaurants Inc.	6.200%	10/15/2017	700	585
Darden Restaurants Inc.	6.800%	10/15/2037	425	327
Federated Retail Holding	5.350%	3/15/2012	825	738
Federated Retail Holding	5.900%	12/1/2016	2,275	1,887
Federated Retail Holding	6.375%	3/15/2037	1,075	804
Home Depot Inc.	4.625%	8/15/2010	1,025	1,002
Home Depot Inc.	5.250%	12/16/2013	1,200	1,131
Home Depot Inc.	5.400%	3/1/2016	1,550	1,314
ITT Corp.	7.375%	11/15/2015	1,150	1,088
J.C. Penney Co., Inc.	8.000%	3/1/2010	975	1,005
J.C. Penney Co., Inc.	7.950%	4/1/2017	825	782
J.C. Penney Co., Inc.	5.750%	2/15/2018	1,050	861
J.C. Penney Co., Inc.	6.375%	10/15/2036	950	712
J.C. Penney Co., Inc.	7.400%	4/1/2037	250	214
Johnson Controls, Inc.	5.250%	1/15/2011	250	257
Johnson Controls, Inc.	6.000%	1/15/2036	275	237
Kohl's Corp.	6.250%	12/15/2017	375	344
Kohl's Corp.	6.000%	1/15/2033	200	154
Kohl's Corp.	6.875%	12/15/2037	325	283
Limited Brands Inc.	6.125%	12/1/2012	400	377
Limited Brands Inc.	5.250%	11/1/2014	150	124
Limited Brands Inc.	6.900%	7/15/2017	825	685
Limited Brands Inc.	7.600%	7/15/2037	450	364
Lowe's Cos., Inc.	5.600%	9/15/2012	200	205
Lowe's Cos., Inc.	5.000%	10/15/2015	725	689
Lowe's Cos., Inc.	5.400%	10/15/2016	1,950	1,890
Lowe's Cos., Inc.	6.100%	9/15/2017	450	455
Lowe's Cos., Inc.	6.875%	2/15/2028	450	450
Lowe's Cos., Inc.	5.800%	10/15/2036	650	566
Lowe's Cos., Inc.	6.650%	9/15/2037	200	194
Macy's Retail Holdings Inc.	5.750%	7/15/2014	850	719
Macy's Retail Holdings Inc.	6.790%	7/15/2027	175	140
Macy's Retail Holdings Inc.	7.000%	2/15/2028	200	164
Macys Retail Holdings Inc.	6.900%	4/1/2029	675	528
Marriott International	4.625%	6/15/2012	275	254
Marriott International	5.625%	2/15/2013	400	378
Marriott International	6.200%	6/15/2016	400	358
Marriott International	6.375%	6/15/2017	400	360
McDonald's Corp.	6.000%	4/15/2011	425	442
McDonald's Corp.	5.300%	3/15/2017	150	145
McDonald's Corp.	5.800%	10/15/2017	650	606
McDonald's Corp.	5.350%	3/1/2018	900	865
McDonald's Corp.	6.300%	10/15/2037	400	386
Nordstrom, Inc.	6.250%	1/15/2018	175	158
Nordstrom, Inc.	6.950%	3/15/2028	175	156
Nordstrom, Inc.	7.000%	1/15/2038	275	243
Starwood Hotel Resorts	7.875%	5/1/2012	1,125	1,104
Starwood Hotel Resorts	6.250%	2/15/2013	400	377
Target Corp.	7.500%	8/15/2010	225	240
Target Corp.	6.350%	1/15/2011	275	283
Target Corp.	5.875%	3/1/2012	800	815
Target Corp.	5.125%	1/15/2013	975	978
Target Corp.	4.000%	6/15/2013	335	323
Target Corp.	5.875%	7/15/2016	575	566
Target Corp.	6.000%	1/15/2018	2,000	1,895
Target Corp.	7.000%	7/15/2031	1,400	1,416
Target Corp.	6.350%	11/1/2032	125	115
Target Corp.	7.000%	1/15/2038	1,700	1,609
The Walt Disney Co.	5.700%	7/15/2011	1,250	1,274
The Walt Disney Co.	6.375%	3/1/2012	675	718
The Walt Disney Co.	5.625%	9/15/2016	1,350	1,364
The Walt Disney Co.	5.875%	12/15/2017	900	913
Time Warner, Inc.	6.750%	4/15/2011	800	806
Time Warner, Inc.	5.500%	11/15/2011	50	49
Time Warner, Inc.	6.875%	5/1/2012	150	151
Time Warner, Inc.	9.125%	1/15/2013	2,275	2,442
Time Warner, Inc.	9.150%	2/1/2023	275	276
Time Warner, Inc.	7.570%	2/1/2024	40	35
Time Warner, Inc.	6.950%	1/15/2028	230	200
Time Warner, Inc.	6.625%	5/15/2029	1,625	1,358
Time Warner, Inc.	7.625%	4/15/2031	2,210	1,948
Time Warner, Inc.	7.700%	5/1/2032	1,725	1,498
Toll Brothers, Inc.	5.150%	5/15/2015	275	218
Toyota Motor Credit Corp.	4.250%	3/15/2010	3,025	3,064
Toyota Motor Credit Corp.	4.350%	12/15/2010	500	504
Toyota Motor Credit Corp.	5.450%	5/18/2011	300	310
VF Corp.	5.950%	11/1/2017	425	391
VF Corp.	6.450%	11/1/2037	375	315
Viacom Inc.	5.750%	4/30/2011	725	705
Viacom Inc.	6.250%	4/30/2016	225	202
Viacom Inc.	6.125%	10/5/2017	1,275	1,121
Viacom Inc.	6.875%	4/30/2036	1,275	975
Wal-Mart Stores, Inc.	4.000%	1/15/2010	300	303
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,400	1,409
Wal-Mart Stores, Inc.	4.750%	8/15/2010	500	517
Wal-Mart Stores, Inc.	4.125%	2/15/2011	2,575	2,588
Wal-Mart Stores, Inc.	4.250%	4/15/2013	600	592
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,925	1,904
Wal-Mart Stores, Inc.	7.250%	6/1/2013	650	729
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,625	3,531
Wal-Mart Stores, Inc.	5.375%	4/5/2017	200	192
Wal-Mart Stores, Inc.	5.800%	2/15/2018	400	388
Wal-Mart Stores, Inc.	5.875%	4/5/2027	2,475	2,348
Wal-Mart Stores, Inc.	7.550%	2/15/2030	875	928
Wal-Mart Stores, Inc.	5.250%	9/1/2035	325	263
Wal-Mart Stores, Inc.	6.500%	8/15/2037	525	494
Wal-Mart Stores, Inc.	6.200%	4/15/2038	75	69
Walgreen Co.	4.875%	8/1/2013	1,525	1,531
Western Union Co.	5.400%	11/17/2011	1,325	1,330
Western Union Co.	5.930%	10/1/2016	575	518
Western Union Co.	6.200%	11/17/2036	350	307
Yum! Brands, Inc.	8.875%	4/15/2011	350	373
Yum! Brands, Inc.	7.700%	7/1/2012	250	261
Yum! Brands, Inc.	6.250%	4/15/2016	675	642
Yum! Brands, Inc.	6.250%	3/15/2018	425	395
Yum! Brands, Inc.	6.875%	11/15/2037	1,475	1,325
Consumer Noncyclical (2.1%)
Abbott Laboratories	3.750%	3/15/2011	650	653
Abbott Laboratories	5.600%	5/15/2011	75	77
Abbott Laboratories	5.150%	11/30/2012	600	616
Abbott Laboratories	4.350%	3/15/2014	1,000	963
Abbott Laboratories	5.875%	5/15/2016	1,025	1,028
Abbott Laboratories	5.600%	11/30/2017	675	653
Allergan Inc.	5.750%	4/1/2016	125	121
AmerisourceBergen Corp.	5.625%	9/15/2012	200	193
AmerisourceBergen Corp.	5.875%	9/15/2015	2,205	1,977
Amgen Inc.	4.000%	11/18/2009	1,125	1,134
Amgen Inc.	4.850%	11/18/2014	725	688
Amgen Inc.	5.850%	6/1/2017	1,650	1,596
Amgen Inc.	6.375%	6/1/2037	700	642
Amgen Inc.	6.900%	6/1/2038	90	88
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	700	705
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	550	478
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	395
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	1,300	983
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	1,725	1,339
Archer-Daniels-Midland Co.	5.450%	3/15/2018	1,150	1,055
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	411
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,325	1,142
Archer-Daniels-Midland Co.	5.375%	9/15/2035	350	276
Archer-Daniels-Midland Co.	6.450%	1/15/2038	375	326
AstraZeneca PLC	5.400%	9/15/2012	650	661
AstraZeneca PLC	5.400%	6/1/2014	275	269
AstraZeneca PLC	5.900%	9/15/2017	1,500	1,507
AstraZeneca PLC	6.450%	9/15/2037	2,800	2,627
Baxter Finco, BV	4.750%	10/15/2010	850	876
Baxter International, Inc.	5.900%	9/1/2016	625	636
Baxter International, Inc.	6.250%	12/1/2037	375	351
Biogen Idec Inc.	6.000%	3/1/2013	1,200	1,197
Biogen Idec Inc.	6.875%	3/1/2018	1,800	1,812
Bottling Group LLC	4.625%	11/15/2012	2,350	2,344
Bottling Group LLC	5.000%	11/15/2013	300	303
Bottling Group LLC	5.500%	4/1/2016	575	577
Bristol-Myers Squibb Co.	5.250%	8/15/2013	975	991
Bristol-Myers Squibb Co.	5.450%	5/1/2018	300	290
Bristol-Myers Squibb Co.	5.875%	11/15/2036	1,800	1,624
Bristol-Myers Squibb Co.	6.125%	5/1/2038	325	303
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	167
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	250	203
C.R. Bard, Inc.	6.700%	12/1/2026	750	762
Campbell Soup Co.	6.750%	2/15/2011	1,300	1,393
Cardinal Health, Inc.	5.650%	6/15/2012	200	201
Cardinal Health, Inc.	5.800%	10/15/2016	575	536
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	925	1,020
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	695	737
Clorox Co.	4.200%	1/15/2010	1,475	1,474
Coca-Cola Co.	5.350%	11/15/2017	1,850	1,848
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	317
Coca-Cola Enterprises Inc.	5.000%	8/15/2013	1,000	1,021
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	500	584
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	225	236
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	775	802
ConAgra Foods, Inc.	7.875%	9/15/2010	666	708
ConAgra Foods, Inc.	7.125%	10/1/2026	450	447
ConAgra Foods, Inc.	7.000%	10/1/2028	100	98
ConAgra Foods, Inc.	8.250%	9/15/2030	250	273
Covidien International	5.450%	10/15/2012	1,125	1,106
Covidien International	6.000%	10/15/2017	1,175	1,103
Covidien International	6.550%	10/15/2037	750	732
Diageo Capital PLC	5.200%	1/30/2013	350	355
Diageo Capital PLC	5.750%	10/23/2017	1,075	1,015
Diageo Finance BV	5.300%	10/28/2015	150	148
4 Dr. Pepper Snapple Group	6.120%	5/1/2013	175	175
4 Dr. Pepper Snapple Group	6.820%	5/1/2018	550	544
4 Dr. Pepper Snapple Group	7.450%	5/1/2038	150	150
Eli Lilly & Co.	6.000%	3/15/2012	1,875	1,975
Eli Lilly & Co.	5.200%	3/15/2017	500	489
Eli Lilly & Co.	5.500%	3/15/2027	1,175	1,073
Fortune Brands Inc.	5.125%	1/15/2011	1,125	1,108
Fortune Brands Inc.	5.375%	1/15/2016	200	178
Fortune Brands Inc.	5.875%	1/15/2036	225	180
Genentech Inc.	4.400%	7/15/2010	175	177
Genentech Inc.	4.750%	7/15/2015	500	468
Genentech Inc.	5.250%	7/15/2035	225	192
General Mills, Inc.	6.000%	2/15/2012	1,958	1,990
General Mills, Inc.	5.650%	9/10/2012	25	26
General Mills, Inc.	5.250%	8/15/2013	1,100	1,094
General Mills, Inc.	5.200%	3/17/2015	310	297
General Mills, Inc.	5.700%	2/15/2017	1,425	1,406
GlaxoSmithKline Capital Inc.	4.850%	5/15/2013	2,300	2,249
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,700	1,635
GlaxoSmithKline Capital Inc.	5.650%	5/15/2018	2,300	2,192
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	2,550	2,397
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,894
H.J. Heinz Co.	6.625%	7/15/2011	1,075	1,124
H.J. Heinz Co.	6.750%	3/15/2032	850	790
Hasbro Inc.	6.300%	9/15/2017	975	880
Hershey Foods Corp.	5.450%	9/1/2016	150	148
Hospira, Inc.	5.900%	6/15/2014	125	121
Johnson & Johnson	5.550%	8/15/2017	1,225	1,261
Johnson & Johnson	5.150%	7/15/2018	225	220
Johnson & Johnson	6.950%	9/1/2029	75	82
Johnson & Johnson	4.950%	5/15/2033	425	366
Johnson & Johnson	5.950%	8/15/2037	1,175	1,159
Johnson & Johnson	5.850%	7/15/2038	1,075	1,037
Kellogg Co.	6.600%	4/1/2011	2,775	2,889
Kellogg Co.	4.250%	3/6/2013	400	390
Kellogg Co.	7.450%	4/1/2031	675	741
Kimberly-Clark Corp.	5.625%	2/15/2012	1,375	1,399
Kimberly-Clark Corp.	4.875%	8/15/2015	875	849
Kimberly-Clark Corp.	6.125%	8/1/2017	975	962
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,932
Kraft Foods, Inc.	5.625%	11/1/2011	2,000	2,000
Kraft Foods, Inc.	6.250%	6/1/2012	100	102
Kraft Foods, Inc.	6.500%	8/11/2017	900	881
Kraft Foods, Inc.	6.125%	8/23/2018	775	734
Kraft Foods, Inc.	6.500%	11/1/2031	2,100	1,863
Kraft Foods, Inc.	7.000%	8/11/2037	2,300	2,155
Kraft Foods, Inc.	6.875%	1/26/2039	775	714
Kroger Co.	6.800%	4/1/2011	1,250	1,292
Kroger Co.	6.750%	4/15/2012	275	279
Kroger Co.	6.200%	6/15/2012	500	508
Kroger Co.	6.400%	8/15/2017	1,105	1,073
Kroger Co.	6.800%	12/15/2018	975	928
Kroger Co.	6.150%	1/15/2020	800	764
Kroger Co.	7.700%	6/1/2029	1,425	1,485
Kroger Co.	8.000%	9/15/2029	450	484
Laboratory Corp. of America	5.625%	12/15/2015	375	348
McKesson Corp.	7.750%	2/1/2012	450	480
McKesson Corp.	5.250%	3/1/2013	1,425	1,410
Medco Health Solutions	7.250%	8/15/2013	1,450	1,484
Medtronic Inc.	4.375%	9/15/2010	175	177
Medtronic Inc.	4.750%	9/15/2015	1,300	1,239
Merck & Co.	4.375%	2/15/2013	325	321
Merck & Co.	4.750%	3/1/2015	975	952
Merck & Co.	6.400%	3/1/2028	1,225	1,261
Merck & Co.	5.950%	12/1/2028	250	245
Molson Coors Capital Finance	4.850%	9/22/2010	350	353
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	268
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	484
PepsiAmericas Inc.	5.750%	7/31/2012	550	556
PepsiAmericas Inc.	5.000%	5/15/2017	600	563
Pepsico, Inc.	5.150%	5/15/2012	475	493
Pepsico, Inc.	4.650%	2/15/2013	450	457
Pepsico, Inc.	5.000%	6/1/2018	900	860
Pharmacia Corp.	6.600%	12/1/2028	725	761
Philip Morris International Inc	5.650%	5/16/2018	3,105	2,819
Philip Morris International Inc.	4.875%	5/16/2013	1,475	1,416
Philip Morris International Inc.	6.375%	5/16/2038	1,155	978
Philips Electronics NV	4.625%	3/11/2013	450	443
Philips Electronics NV	5.750%	3/11/2018	1,075	1,033
Philips Electronics NV	6.875%	3/11/2038	200	205
Procter & Gamble Co.	4.950%	8/15/2014	950	967
Procter & Gamble Co.	6.450%	1/15/2026	2,250	2,381
Procter & Gamble Co.	5.800%	8/15/2034	475	467
Procter & Gamble Co.	5.550%	3/5/2037	1,150	1,080
3 Procter & Gamble Co. ESOP	9.360%	1/1/2021	938	1,169
Quest Diagnostic, Inc.	5.450%	11/1/2015	1,200	1,090
Quest Diagnostic, Inc.	6.400%	7/1/2017	140	136
Quest Diagnostic, Inc.	6.950%	7/1/2037	1,070	1,026
Reynolds American Inc.	6.500%	7/15/2010	350	351
Reynolds American Inc.	7.250%	6/1/2012	1,150	1,174
Reynolds American Inc.	7.250%	6/1/2013	700	720
Reynolds American Inc.	6.750%	6/15/2017	1,000	929
Reynolds American Inc.	7.250%	6/15/2037	840	767
Safeway, Inc.	4.950%	8/16/2010	650	649
Safeway, Inc.	6.500%	3/1/2011	825	850
Safeway, Inc.	5.800%	8/15/2012	225	230
Safeway, Inc.	6.350%	8/15/2017	225	220
Safeway, Inc.	7.250%	2/1/2031	925	887
Schering-Plough Corp.	5.550%	12/1/2013	925	922
Schering-Plough Corp.	6.750%	12/1/2033	790	771
Sysco Corp.	4.200%	2/12/2013	150	148
Sysco Corp.	5.250%	2/12/2018	500	493
Sysco Corp.	5.375%	9/21/2035	575	512
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	725
UST, Inc.	5.750%	3/1/2018	500	481
Unilever Capital Corp.	7.125%	11/1/2010	1,750	1,877
Unilever Capital Corp.	5.900%	11/15/2032	650	617
Whirlpool Corp.	5.500%	3/1/2013	1,825	1,769
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	1,025	1,020
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	271
Wyeth	5.500%	3/15/2013	1,625	1,598
Wyeth	6.950%	3/15/2011	625	653
Wyeth	5.500%	2/1/2014	450	442
Wyeth	5.500%	2/15/2016	175	173
Wyeth	5.450%	4/1/2017	275	269
Wyeth	6.450%	2/1/2024	175	175
Wyeth	6.500%	2/1/2034	1,800	1,756
Wyeth	6.000%	2/15/2036	400	372
Wyeth	5.950%	4/1/2037	2,125	1,873
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	362
Amerada Hess Corp.	6.650%	8/15/2011	275	276
Amerada Hess Corp.	7.875%	10/1/2029	1,450	1,362
Anadarko Finance Co.	6.750%	5/1/2011	1,275	1,312
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,975	1,500
Apache Corp.	6.250%	4/15/2012	800	808
Apache Corp.	5.250%	4/15/2013	200	195
Apache Corp.	6.000%	9/15/2013	575	574
Apache Corp.	5.625%	1/15/2017	100	94
Apache Corp.	6.900%	9/15/2018	500	499
Apache Corp.	6.000%	1/15/2037	750	614
Apache Finance Canada Corp.	7.750%	12/15/2029	125	142
BJ Services Co.	6.000%	6/1/2018	150	149
Baker Hughes, Inc.	6.875%	1/15/2029	175	187
Burlington Resources, Inc.	6.680%	2/15/2011	775	825
Burlington Resources, Inc.	6.500%	12/1/2011	975	1,039
Burlington Resources, Inc.	7.200%	8/15/2031	200	209
Burlington Resources, Inc.	7.400%	12/1/2031	1,475	1,578
Cameron International Corp.	6.375%	7/15/2018	650	626
Cameron International Corp.	7.000%	7/15/2038	500	429
Canadian Natural Resources	5.450%	10/1/2012	700	694
Canadian Natural Resources	5.150%	2/1/2013	100	97
Canadian Natural Resources	4.900%	12/1/2014	750	678
Canadian Natural Resources	6.000%	8/15/2016	650	599
Canadian Natural Resources	5.700%	5/15/2017	850	743
Canadian Natural Resources	7.200%	1/15/2032	1,300	1,191
Canadian Natural Resources	6.450%	6/30/2033	975	813
Canadian Natural Resources	6.500%	2/15/2037	650	521
Canadian Natural Resources	6.250%	3/15/2038	1,075	810
Canadian Natural Resources	6.750%	2/1/2039	50	40
Conoco Funding Co.	6.350%	10/15/2011	1,275	1,311
Conoco Funding Co.	7.250%	10/15/2031	175	183
ConocoPhillips	8.750%	5/25/2010	575	618
ConocoPhillips Canada	5.300%	4/15/2012	2,100	2,125
ConocoPhillips Canada	5.625%	10/15/2016	1,300	1,282
ConocoPhillips Canada	5.950%	10/15/2036	1,000	944
Devon Energy Corp.	7.950%	4/15/2032	900	929
Devon Financing Corp.	6.875%	9/30/2011	1,325	1,366
Devon Financing Corp.	7.875%	9/30/2031	650	669
Diamond Offshore Drilling	4.875%	7/1/2015	50	46
EOG Resources Inc.	6.125%	10/1/2013	825	828
Encana Corp.	4.750%	10/15/2013	75	70
Encana Corp.	6.500%	8/15/2034	1,250	1,012
Encana Corp.	6.625%	8/15/2037	1,450	1,124
Encana Holdings Finance Corp.	5.800%	5/1/2014	750	698
Halliburton Co.	5.500%	10/15/2010	500	513
Halliburton Co.	5.900%	9/15/2018	325	323
Halliburton Co.	6.700%	9/15/2038	1,350	1,292
Husky Energy Inc.	6.250%	6/15/2012	175	172
Husky Energy Inc.	6.800%	9/15/2037	650	563
Kerr McGee Corp.	6.875%	9/15/2011	850	887
Kerr McGee Corp.	6.950%	7/1/2024	1,250	1,273
Kerr McGee Corp.	7.875%	9/15/2031	200	226
Lasmo Inc.	7.300%	11/15/2027	130	141
Marathon Oil Corp.	6.125%	3/15/2012	1,225	1,246
Marathon Oil Corp.	6.000%	7/1/2012	500	510
Marathon Oil Corp.	6.600%	10/1/2037	2,245	1,822
4 Nabors Industries Inc.	6.150%	2/15/2018	225	207
Nexen, Inc.	5.050%	11/20/2013	350	333
Nexen, Inc.	5.650%	5/15/2017	550	495
Nexen, Inc.	7.875%	3/15/2032	200	196
Noble Energy Inc.	8.000%	4/1/2027	550	551
Norsk Hydro	7.250%	9/23/2027	1,575	1,721
Norsk Hydro	7.150%	1/15/2029	275	292
Occidental Petroleum	4.250%	3/15/2010	1,000	1,013
Occidental Petroleum	6.750%	1/15/2012	350	374
Ocean Energy, Inc.	7.250%	10/1/2011	50	52
PanCanadian Energy Corp.	7.200%	11/1/2031	425	377
Petro-Canada	4.000%	7/15/2013	725	660
Petro-Canada	7.875%	6/15/2026	325	304
Petro-Canada	7.000%	11/15/2028	275	233
Petro-Canada	5.350%	7/15/2033	275	184
Petro-Canada	5.950%	5/15/2035	350	254
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,025	933
Petro-Canada Financial Partnership	6.050%	5/15/2018	950	867
Questar Market Resources	6.050%	9/1/2016	375	357
Shell International Finance BV	5.625%	6/27/2011	625	666
Shell International Finance BV	4.950%	3/22/2012	475	487
Shell International Finance BV	5.200%	3/22/2017	400	395
Suncor Energy, Inc.	6.100%	6/1/2018	450	421
Suncor Energy, Inc.	5.950%	12/1/2034	275	232
Suncor Energy, Inc.	6.500%	6/15/2038	1,625	1,407
Sunoco, Inc.	4.875%	10/15/2014	125	117
Sunoco, Inc.	5.750%	1/15/2017	350	330
Talisman Energy, Inc.	5.125%	5/15/2015	100	91
Talisman Energy, Inc.	5.850%	2/1/2037	1,475	1,148
Tosco Corp.	8.125%	2/15/2030	1,525	1,751
Transocean Inc.	5.250%	3/15/2013	300	295
Transocean Inc.	6.000%	3/15/2018	875	826
Transocean Inc.	7.500%	4/15/2031	450	451
Transocean Inc.	6.800%	3/15/2038	935	857
Valero Energy Corp.	6.875%	4/15/2012	850	871
Valero Energy Corp.	7.500%	4/15/2032	1,050	1,008
Valero Energy Corp.	6.625%	6/15/2037	1,600	1,302
Weatherford International Inc.	5.500%	2/15/2016	40	37
Weatherford International Inc.	6.350%	6/15/2017	825	780
Weatherford International Inc.	6.500%	8/1/2036	1,650	1,494
Weatherford International Inc.	6.800%	6/15/2037	200	188
XTO Energy, Inc.	5.900%	8/1/2012	450	435
XTO Energy, Inc.	6.250%	4/15/2013	500	510
XTO Energy, Inc.	5.750%	12/15/2013	1,275	1,227
XTO Energy, Inc.	4.900%	2/1/2014	200	189
XTO Energy, Inc.	5.000%	1/31/2015	125	117
XTO Energy, Inc.	5.300%	6/30/2015	250	232
XTO Energy, Inc.	6.250%	8/1/2017	1,600	1,559
XTO Energy, Inc.	6.500%	12/15/2018	1,275	1,232
XTO Energy, Inc.	6.100%	4/1/2036	75	64
XTO Energy, Inc.	6.750%	8/1/2037	1,625	1,389
Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/2017	1,300	1,230
Avnet Inc.	6.625%	9/15/2016	460	452
BMC Software Inc.	7.250%	6/1/2018	350	353
Cisco Systems Inc.	5.250%	2/22/2011	3,250	3,338
Cisco Systems Inc.	5.500%	2/22/2016	3,025	2,919
Computer Sciences Corp.	5.000%	2/15/2013	550	526
4 Dell Inc.	4.700%	4/15/2013	800	777
4 Dell Inc.	5.650%	4/15/2018	450	422
4 Dell Inc.	6.500%	4/15/2038	600	559
Electronic Data Systems	6.000%	8/1/2013	725	728
Electronic Data Systems	7.125%	10/15/2009	125	129
Equifax Inc.	6.300%	7/1/2017	200	179
Equifax Inc.	7.000%	7/1/2037	300	251
Fiserv, Inc.	6.125%	11/20/2012	1,600	1,532
Fiserv, Inc.	6.800%	11/20/2017	1,025	1,026
Harris Corp.	5.000%	10/1/2015	550	512
Hewlett-Packard Co.	4.500%	3/1/2013	775	740
Hewlett-Packard Co.	5.400%	3/1/2017	975	926
Hewlett-Packard Co.	5.500%	3/1/2018	400	381
IBM International Group Capital	5.050%	10/22/2012	2,000	2,024
International Business Machines Corp.	4.950%	3/22/2011	350	360
International Business Machines Corp.	7.500%	6/15/2013	775	839
International Business Machines Corp.	5.700%	9/14/2017	6,550	6,324
International Business Machines Corp.	7.000%	10/30/2025	450	478
International Business Machines Corp.	6.220%	8/1/2027	1,100	1,079
International Business Machines Corp.	5.875%	11/29/2032	225	211
International Business Machines Corp.	7.125%	12/1/2096	125	129
Intuit Inc.	5.400%	3/15/2012	425	398
Intuit Inc.	5.750%	3/15/2017	225	202
Lexmark International Inc.	5.900%	6/1/2013	300	294
Lexmark International Inc.	6.650%	6/1/2018	775	746
Motorola, Inc.	7.625%	11/15/2010	201	208
Motorola, Inc.	5.375%	11/15/2012	500	464
Motorola, Inc.	7.500%	5/15/2025	150	131
Motorola, Inc.	6.500%	9/1/2025	50	39
Motorola, Inc.	6.500%	11/15/2028	225	170
Motorola, Inc.	6.625%	11/15/2037	600	447
National Semiconductor	6.600%	6/15/2017	1,200	1,152
Oracle Corp.	5.000%	1/15/2011	1,175	1,200
Oracle Corp.	4.950%	4/15/2013	5,000	4,985
Oracle Corp.	5.250%	1/15/2016	1,150	1,087
Pitney Bowes, Inc.	4.625%	10/1/2012	550	548
Pitney Bowes, Inc.	3.875%	6/15/2013	500	480
Pitney Bowes, Inc.	4.750%	1/15/2016	2,725	2,580
Science Applications International Corp.	6.250%	7/1/2012	100	103
Science Applications International Corp.	5.500%	7/1/2033	100	80

Tyco Electronics Group	6.550%	10/1/2017	675	649
Xerox Capital Trust I	8.000%	2/1/2027	525	478
Xerox Corp.	7.125%	6/15/2010	975	989
Xerox Corp.	6.875%	8/15/2011	300	303
Xerox Corp.	5.500%	5/15/2012	690	661
Xerox Corp.	7.625%	6/15/2013	300	304
Xerox Corp.	6.400%	3/15/2016	670	617
Xerox Corp.	6.750%	2/1/2017	450	433
Transportation (0.4%)
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	602
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	2,350	2,268
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	524
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	775	666
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	625	556
CNF, Inc.	6.700%	5/1/2034	575	473
CSX Corp.	6.750%	3/15/2011	1,200	1,231
CSX Corp.	6.300%	3/15/2012	475	478
CSX Corp.	5.600%	5/1/2017	75	66
CSX Corp.	7.900%	5/1/2017	300	306
CSX Corp.	6.150%	5/1/2037	500	388
Canadian National Railway Co.	6.375%	10/15/2011	425	448
Canadian National Railway Co.	4.400%	3/15/2013	275	265
Canadian National Railway Co.	5.850%	11/15/2017	75	74
Canadian National Railway Co.	6.800%	7/15/2018	1,200	1,263
Canadian National Railway Co.	6.250%	8/1/2034	275	257
Canadian National Railway Co.	6.200%	6/1/2036	625	579
Canadian Pacific Railway Co.	6.250%	10/15/2011	1,475	1,509
Canadian Pacific Railway Co.	7.125%	10/15/2031	175	162
Canadian Pacific Railway Co.	5.950%	5/15/2037	200	167
Continental Airlines, Inc.	6.563%	2/15/2012	550	498
3 Continental Airlines, Inc.	6.648%	9/15/2017	1,631	1,488
3 Continental Airlines, Inc.	5.983%	4/19/2022	230	189
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	500	439
3 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	462	388
Delta Air Lines, Inc.	7.111%	9/18/2011	500	456
3 Delta Air Lines, Inc.	6.821%	8/10/2022	935	776
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,043
Norfolk Southern Corp.	7.700%	5/15/2017	275	299
Norfolk Southern Corp.	9.750%	6/15/2020	633	791
Norfolk Southern Corp.	7.800%	5/15/2027	325	351
Norfolk Southern Corp.	7.050%	5/1/2037	80	80
Norfolk Southern Corp.	7.900%	5/15/2097	325	342
Ryder System Inc.	5.950%	5/2/2011	350	350
Ryder System Inc.	5.850%	3/1/2014	325	310
Ryder System Inc.	7.200%	9/1/2015	525	521
Ryder System Inc.	5.850%	11/1/2016	150	138
Southwest Airlines Co.	6.500%	3/1/2012	1,650	1,629
Southwest Airlines Co.	5.750%	12/15/2016	475	439
Southwest Airlines Co.	5.125%	3/1/2017	100	86
3 Southwest Airlines Co.	6.150%	8/1/2022	812	772
Union Pacific Corp.	3.625%	6/1/2010	250	248
Union Pacific Corp.	6.125%	1/15/2012	50	51
Union Pacific Corp.	6.500%	4/15/2012	300	305
Union Pacific Corp.	5.450%	1/31/2013	1,250	1,217
Union Pacific Corp.	5.750%	11/15/2017	1,275	1,212
Union Pacific Corp.	5.700%	8/15/2018	575	541
Union Pacific Corp.	6.625%	2/1/2029	600	560
3 Union Pacific Railroad Co.	6.176%	1/2/2031	248	241
United Parcel Service of America	4.500%	1/15/2013	325	326
United Parcel Service of America	5.500%	1/15/2018	375	368
United Parcel Service of America	6.200%	1/15/2038	700	638
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	500	518
Cintas Corp.	6.125%	12/1/2017	425	419
Cooper Industries, Inc.	5.250%	11/15/2012	550	561
Danaher Corp.	5.625%	1/15/2018	375	375
Eaton Corp.	5.600%	5/15/2018	300	291
Parker-Hannifin Corp.	5.500%	5/15/2018	225	220
Parker-Hannifin Corp.	6.250%	5/15/2038	225	222
Rockwell Automation	5.650%	12/1/2017	300	301
Rockwell Automation	6.700%	1/15/2028	175	180
Rockwell Automation	6.250%	12/1/2037	775	772

				706,406

Utilities (2.0%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/2033	325	291
Alabama Power Co.	5.500%	10/15/2017	850	802
American Electric Power Co., Inc.	5.375%	3/15/2010	800	817
American Water Capital Corp.	6.085%	10/15/2017	1,175	1,098
American Water Capital Corp.	6.593%	10/15/2037	875	796
Arizona Public Service Co.	4.650%	5/15/2015	350	304
Baltimore Gas & Electric Co.	5.900%	10/1/2016	500	457
Baltimore Gas & Electric Co.	6.350%	10/1/2036	200	161
Carolina Power & Light Co.	6.500%	7/15/2012	1,500	1,549
CenterPoint Energy Houston	5.700%	3/15/2013	1,025	996
CenterPoint Energy Inc.	6.500%	5/1/2018	220	187
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	225	226
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	182
Columbus Southern Power	5.850%	10/1/2035	500	423
Commonwealth Edison Co.	6.150%	3/15/2012	375	380
Commonwealth Edison Co.	5.950%	8/15/2016	1,525	1,436
Commonwealth Edison Co.	6.150%	9/15/2017	1,625	1,542
Connecticut Light & Power Co.	6.350%	6/1/2036	1,350	1,221
Consolidated Edison Co. of New York	4.875%	2/1/2013	175	173
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	260
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,500	1,432
Consolidated Edison Co. of New York	5.300%	3/1/2035	50	39
Consolidated Edison Co. of New York	5.850%	3/15/2036	300	253
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	354
Consolidated Edison Co. of New York	6.300%	8/15/2037	925	830
Constellation Energy Group, Inc.	6.125%	9/1/2009	300	290
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	51
Constellation Energy Group, Inc.	4.550%	6/15/2015	2,500	2,167
Constellation Energy Group, Inc.	7.600%	4/1/2032	325	306
Consumers Energy Co.	5.000%	2/15/2012	350	340
Consumers Energy Co.	5.375%	4/15/2013	175	176
Consumers Energy Co.	5.500%	8/15/2016	675	639
DTE Energy Co.	7.050%	6/1/2011	175	179
Detroit Edison Co.	6.125%	10/1/2010	275	282
Detroit Edison Co.	5.700%	10/1/2037	375	313
Dominion Resources, Inc.	4.750%	12/15/2010	650	648
3 Dominion Resources, Inc.	6.300%	9/30/2066	325	295
Dominion Resources, Inc.	6.250%	6/30/2012	210	212
Dominion Resources, Inc.	5.150%	7/15/2015	1,875	1,706
Dominion Resources, Inc.	5.250%	8/1/2033	175	157
Dominion Resources, Inc.	6.000%	11/30/2017	1,075	1,001
Dominion Resources, Inc.	6.400%	6/15/2018	590	560
Dominion Resources, Inc.	6.300%	3/15/2033	75	64
Dominion Resources, Inc.	5.950%	6/15/2035	500	406
Duke Energy Carolinas LLC	6.100%	6/1/2037	1,325	1,224
Duke Energy Carolinas LLC	6.000%	1/15/2038	150	138
Duke Energy Carolinas LLC	6.050%	4/15/2038	50	48
Duke Energy Corp.	6.250%	1/15/2012	1,200	1,244
Duke Energy Corp.	6.450%	10/15/2032	900	868
Duke Energy Indiana Inc.	6.350%	8/15/2038	850	799
El Paso Electric Co.	6.000%	5/15/2035	125	105
Energy East Corp.	6.750%	6/15/2012	550	565
Energy East Corp.	6.750%	7/15/2036	750	669
4 Entergy Gulf States, Inc.	6.000%	5/1/2018	1,050	1,022
Entergy Louisiana LLC	6.500%	9/1/2018	200	192
Exelon Corp.	4.900%	6/15/2015	575	516
FPL Group Capital, Inc.	5.625%	9/1/2011	250	250
FPL Group Capital, Inc.	5.350%	6/15/2013	700	709
3 FPL Group Capital, Inc.	6.350%	10/1/2066	250	200
3 FPL Group Capital, Inc.	6.650%	6/15/2067	625	515
FirstEnergy Corp.	6.450%	11/15/2011	4,825	4,840
FirstEnergy Corp.	7.375%	11/15/2031	700	634
Florida Power & Light Co.	5.550%	11/1/2017	250	240
Florida Power & Light Co.	5.950%	10/1/2033	400	373
Florida Power & Light Co.	5.625%	4/1/2034	775	691
Florida Power & Light Co.	4.950%	6/1/2035	575	417
Florida Power & Light Co.	5.400%	9/1/2035	600	517
Florida Power & Light Co.	5.650%	2/1/2037	675	601
Florida Power & Light Co.	5.850%	5/1/2037	700	641
Florida Power & Light Co.	5.950%	2/1/2038	500	464
Florida Power Corp.	4.500%	6/1/2010	425	429
Florida Power Corp.	4.800%	3/1/2013	775	763
Florida Power Corp.	5.650%	6/15/2018	550	529
Florida Power Corp.	6.350%	9/15/2037	650	637
Illinois Power	6.125%	11/15/2017	375	352
Indiana Michigan Power Co.	6.050%	3/15/2037	2,250	1,951
3 Integrys Energy Group	6.110%	12/1/2066	800	637
Jersey Central Power & Light	5.625%	5/1/2016	475	444
Jersey Central Power & Light	5.650%	6/1/2017	450	419
Kansas City Power & Light	6.050%	11/15/2035	175	142
MidAmerican Energy Co.	5.650%	7/15/2012	350	353
MidAmerican Energy Co.	5.950%	7/15/2017	1,050	1,013
MidAmerican Energy Co.	6.750%	12/30/2031	725	721
MidAmerican Energy Co.	5.750%	11/1/2035	275	240
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	919
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	162
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	4,025	3,281
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	950	785
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	500	446
NStar Electric Co.	4.875%	4/15/2014	175	168
NStar Electric Co.	5.625%	11/15/2017	1,025	1,007
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,225	3,348
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/2013	575	577
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	250	239
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	650	606
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	240
NiSource Finance Corp.	7.875%	11/15/2010	550	564
NiSource Finance Corp.	5.400%	7/15/2014	175	160
NiSource Finance Corp.	5.250%	9/15/2017	550	460
NiSource Finance Corp.	5.450%	9/15/2020	600	491
Northern States Power Co.	5.250%	3/1/2018	175	165
Northern States Power Co.	6.250%	6/1/2036	150	139
Ohio Edison	6.400%	7/15/2016	425	419
Ohio Power Co.	5.750%	9/1/2013	1,025	1,006
Ohio Power Co.	6.000%	6/1/2016	350	327
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	647
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,050	1,039
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,000	904
Oncor Electric Delivery Co.	7.250%	1/15/2033	355	330
PECO Energy Co.	5.350%	3/1/2018	250	230
PPL Energy Supply LLC	6.400%	11/1/2011	1,325	1,345
PPL Energy Supply LLC	6.300%	7/15/2013	250	247
PPL Energy Supply LLC	6.200%	5/15/2016	1,075	1,011
PPL Energy Supply LLC	6.000%	12/15/2036	325	260
PSE&G Power LLC	7.750%	4/15/2011	850	894
PSE&G Power LLC	6.950%	6/1/2012	1,050	1,088
PSE&G Power LLC	5.000%	4/1/2014	400	364
PSE&G Power LLC	5.500%	12/1/2015	475	435
PSE&G Power LLC	8.625%	4/15/2031	75	86
PSI Energy Inc.	5.000%	9/15/2013	500	493
PacifiCorp	6.900%	11/15/2011	500	536
PacifiCorp	7.700%	11/15/2031	250	276
PacifiCorp	5.250%	6/15/2035	175	142
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	218
Pacific Gas & Electric Co.	4.800%	3/1/2014	1,400	1,346
Pacific Gas & Electric Co.	5.625%	11/30/2017	300	290
Pacific Gas & Electric Co.	6.050%	3/1/2034	2,500	2,215
Pacific Gas & Electric Co.	5.800%	3/1/2037	750	640
Pennsylvania Electric Co.	6.050%	9/1/2017	225	208
Pepco Holdings, Inc.	6.450%	8/15/2012	825	835
Pepco Holdings, Inc.	7.450%	8/15/2032	175	168
Progress Energy, Inc.	7.100%	3/1/2011	1,430	1,457
Progress Energy, Inc.	5.625%	1/15/2016	500	476
Progress Energy, Inc.	7.750%	3/1/2031	350	373
Progress Energy, Inc.	7.000%	10/30/2031	50	49
Public Service Co. of Colorado	7.875%	10/1/2012	1,875	2,059
Public Service Co. of Colorado	5.500%	4/1/2014	275	273
Public Service Co. of Colorado	6.250%	9/1/2037	100	93
Public Service Co. of Oklahoma	6.625%	11/15/2037	675	624
Public Service Electric & Gas	5.800%	5/1/2037	1,950	1,786
Puget Sound Energy Inc.	5.483%	6/1/2035	100	73
Puget Sound Energy Inc.	6.274%	3/15/2037	650	528
SCANA Corp.	6.875%	5/15/2011	1,325	1,345
Sierra Pacific Power Co.	6.000%	5/15/2016	350	333
Sierra Pacific Power Co.	6.750%	7/1/2037	700	631
South Carolina Electric & Gas Co.	6.500%	11/1/2018	200	200
South Carolina Electric & Gas Co.	6.050%	1/15/2038	100	88
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,168
Southern California Edison Co.	5.000%	1/15/2016	100	97
Southern California Edison Co.	6.650%	4/1/2029	250	246
Southern California Edison Co.	6.000%	1/15/2034	75	72
Southern California Edison Co.	5.750%	4/1/2035	225	209
Southern California Edison Co.	5.350%	7/15/2035	225	198
Southern California Edison Co.	5.625%	2/1/2036	125	114
Southern California Edison Co.	5.550%	1/15/2037	1,400	1,262
Southern Co.	5.300%	1/15/2012	1,375	1,382
Southern Power Co.	6.250%	7/15/2012	175	179
Southern Power Co.	4.875%	7/15/2015	750	690
Tampa Electric Co.	6.550%	5/15/2036	400	374
Toledo Edison Co.	6.150%	5/15/2037	300	239
TransAlta Corp.	6.650%	5/15/2018	200	191
Union Electric Co.	5.400%	2/1/2016	300	276
Virginia Electric & Power Co.	5.100%	11/30/2012	500	495
Virginia Electric & Power Co.	5.400%	1/15/2016	1,000	949
Virginia Electric & Power Co.	6.000%	1/15/2036	950	830
Virginia Electric & Power Co.	6.000%	5/15/2037	600	523
Virginia Electric & Power Co.	6.350%	11/30/2037	250	228
Wisconsin Electric Power Co.	6.000%	4/1/2014	1,300	1,304
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	150
Wisconsin Energy Corp.	6.500%	4/1/2011	400	410
3 Wisconsin Energy Corp.	6.250%	5/15/2067	1,750	1,436
Wisconsin Power & Light Co.	6.375%	8/15/2037	600	579
Xcel Energy, Inc.	5.613%	4/1/2017	131	125
Xcel Energy, Inc.	6.500%	7/1/2036	425	385
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	300	308
Atmos Energy Corp.	4.000%	10/15/2009	400	396
Atmos Energy Corp.	4.950%	10/15/2014	475	436
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	115
CenterPoint Energy Resources	7.875%	4/1/2013	750	762
CenterPoint Energy Resources	6.150%	5/1/2016	650	610
Consolidated Natural Gas	6.250%	11/1/2011	1,375	1,387
Duke Capital Corp.	7.500%	10/1/2009	250	256
Duke Capital Corp.	5.500%	3/1/2014	1,050	994
Duke Capital Corp.	6.750%	2/15/2032	175	150
Duke Energy Field Services	7.875%	8/16/2010	225	238
Duke Energy Field Services	8.125%	8/16/2030	275	273
El Paso Natural Gas Co.	5.950%	4/15/2017	300	278
Energy Transfer Partners LP	5.650%	8/1/2012	1,325	1,270
Energy Transfer Partners LP	5.950%	2/1/2015	175	162
Energy Transfer Partners LP	6.125%	2/15/2017	300	275
Energy Transfer Partners LP	6.625%	10/15/2036	550	469
Enterprise Products Operating LP	4.950%	6/1/2010	700	699
Enterprise Products Operating LP	5.600%	10/15/2014	875	812
Enterprise Products Operating LP	6.300%	9/15/2017	750	695
Enterprise Products Operating LP	6.875%	3/1/2033	100	89
KeySpan Corp.	7.625%	11/15/2010	100	105
KeySpan Corp.	8.000%	11/15/2030	200	199
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	210	209
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	600	603
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	925	888
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	450	429
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	385
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	300	268
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	407
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	73
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	190	152
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	450	384
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	95
National Grid PLC	6.300%	8/1/2016	1,825	1,794
NuStar Energy LP	7.650%	4/15/2018	750	717
ONEOK Inc.	5.200%	6/15/2015	450	408
ONEOK Inc.	6.000%	6/15/2035	225	180
ONEOK Partners, LP	5.900%	4/1/2012	1,800	1,798
ONEOK Partners, LP	6.150%	10/1/2016	725	670
ONEOK Partners, LP	6.650%	10/1/2036	2,275	2,014
ONEOK Partners, LP	6.850%	10/15/2037	700	635
Panhandle Eastern Pipeline	6.200%	11/1/2017	1,425	1,259
Plains All American Pipeline LP	6.500%	5/1/2018	75	70
San Diego Gas & Electric	5.300%	11/15/2015	225	223
San Diego Gas & Electric	5.350%	5/15/2035	100	82
San Diego Gas & Electric	6.125%	9/15/2037	50	46
Sempra Energy	7.950%	3/1/2010	20	21
Southern California Gas Co.	5.750%	11/15/2035	350	319
4 Southern Natural Gas	5.900%	4/1/2017	2,875	2,536
Teppco Partners, LP	6.650%	4/15/2018	575	560
Texas Gas Transmission	4.600%	6/1/2015	975	875
Trans-Canada Pipelines	4.000%	6/15/2013	1,500	1,412
3 Trans-Canada Pipelines	6.350%	5/15/2067	525	420
Trans-Canada Pipelines	5.600%	3/31/2034	1,225	1,004
Trans-Canada Pipelines	5.850%	3/15/2036	800	672
Trans-Canada Pipelines	6.200%	10/15/2037	250	220
Williams Cos., Inc.	8.750%	3/15/2032	500	514
Williams Cos., Inc.	7.125%	9/1/2011	725	719
Williams Cos., Inc.	7.625%	7/15/2019	1,400	1,393
Williams Cos., Inc.	7.500%	1/15/2031	675	621
Williams Cos., Inc.	7.750%	6/15/2031	385	362

				145,783

Total Corporate Bonds
(Cost $2,088,193)				1,879,319

Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)

Asian Development Bank	4.125%	9/15/2010	200	207
Asian Development Bank	3.625%	9/5/2013	1,900	1,905
Asian Development Bank	5.593%	7/16/2018	1,700	1,850
Canada Mortgage & Housing Corp.	4.800%	10/1/2010	25	26
China Development Bank	4.750%	10/8/2014	575	559
China Development Bank	5.000%	10/15/2015	175	163
Corp. Andina de Fomento	5.200%	5/21/2013	375	378
Corp. Andina de Fomento	5.750%	1/12/2017	2,150	2,005
Development Bank of Japan	4.250%	6/9/2015	175	173
Eksportfinans	5.500%	5/25/2016	825	867
Eksportfinans	5.500%	6/26/2017	850	890
European Investment Bank	5.000%	2/8/2010	200	207
European Investment Bank	4.000%	3/3/2010	3,575	3,658
European Investment Bank	4.625%	9/15/2010	1,975	2,061
European Investment Bank	3.250%	2/15/2011	3,350	3,400
European Investment Bank	5.250%	6/15/2011	4,425	4,659
European Investment Bank	3.125%	7/15/2011	2,125	2,140
European Investment Bank	2.875%	3/15/2013	1,325	1,303
European Investment Bank	3.250%	5/15/2013	2,750	2,733
European Investment Bank	4.250%	7/15/2013	5,775	5,958
European Investment Bank	4.625%	5/15/2014	3,025	3,109
European Investment Bank	4.875%	2/16/2016	500	521
European Investment Bank	5.125%	9/13/2016	300	319
European Investment Bank	4.875%	1/17/2017	1,725	1,801
European Investment Bank	5.125%	5/30/2017	3,025	3,211
Export-Import Bank of Korea	4.625%	3/16/2010	175	173
Export-Import Bank of Korea	5.125%	2/14/2011	1,450	1,419
Export-Import Bank of Korea	5.500%	10/17/2012	1,650	1,652
Export-Import Bank of Korea	5.125%	3/16/2015	400	359
Federation of Malaysia	7.500%	7/15/2011	2,050	2,181
Federative Republic of Brazil	9.250%	10/22/2010	575	621
Federative Republic of Brazil	11.000%	1/11/2012	625	750
Federative Republic of Brazil	7.875%	3/7/2015	1,000	1,070
Federative Republic of Brazil	6.000%	1/17/2017	2,250	2,171
3 Federative Republic of Brazil	8.000%	1/15/2018	3,300	3,536
Federative Republic of Brazil	8.875%	4/15/2024	675	810
Federative Republic of Brazil	8.750%	2/4/2025	1,650	1,947
Federative Republic of Brazil	10.125%	5/15/2027	1,825	2,409
Federative Republic of Brazil	8.250%	1/20/2034	2,100	2,352
Federative Republic of Brazil	7.125%	1/20/2037	1,250	1,288
Federative Republic of Brazil	11.000%	8/17/2040	3,825	4,781
Financement Quebec	5.000%	10/25/2012	550	577
Inter-American Development Bank	8.500%	3/15/2011	575	643
Inter-American Development Bank	4.750%	10/19/2012	1,600	1,680
Inter-American Development Bank	4.250%	9/14/2015	75	76
Inter-American Development Bank	4.250%	9/10/2018	3,350	3,311
Inter-American Development Bank	7.000%	6/15/2025	725	912
International Bank for Reconstruction & Development	3.125%	11/15/2011	500	499
International Bank for Reconstruction & Development	8.875%	3/1/2026	450	660
Japan Bank International	4.750%	5/25/2011	225	234
Japan Bank International	4.375%	11/26/2012	1,000	1,017
Japan Bank International	4.250%	6/18/2013	2,650	2,720
Japan Finance Corp.	5.875%	3/14/2011	1,600	1,701
Japan Finance Corp.	4.625%	4/21/2015	600	613
Japan Finance Corp.	5.000%	5/16/2017	100	104
KFW International Finance Inc.	4.875%	10/19/2009	1,350	1,356
KFW International Finance Inc.	3.250%	10/14/2011	1,975	1,990
Korea Development Bank	4.625%	9/16/2010	625	616
Korea Development Bank	5.300%	1/17/2013	1,000	945
Korea Development Bank	5.750%	9/10/2013	1,975	1,908
Korea Electric Power	7.750%	4/1/2013	1,325	1,417
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	2,125	2,207
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	6,150	6,219
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	521
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	700	708
Kreditanstalt fur Wiederaufbau	3.750%	6/27/2011	3,175	3,250
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	1,725	1,807
Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	7,575	7,543
Kreditanstalt fur Wiederaufbau	3.500%	5/16/2013	1,450	1,449
Kreditanstalt fur Wiederaufbau	4.000%	10/15/2013	2,125	2,151
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	275	274
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	2,665	2,801
Kreditanstalt fur Wiederaufbau	4.500%	7/16/2018	1,400	1,415
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	250	255
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	1,375	1,453
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	2,700	2,654
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	284
Mass Transit Railway Corp.	7.500%	11/8/2010	675	734
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	749
Oesterreichische Kontrollbank	3.125%	10/14/2011	2,625	2,653
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	128
Oesterreichische Kontrollbank	5.000%	4/25/2017	750	780
Ontario Hydro Electric	7.450%	3/31/2013	700	808
Pemex Project Funding Master Trust	9.125%	10/13/2010	115	122
4 Pemex Project Funding Master Trust	5.750%	3/1/2018	3,150	3,004
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	1,300	1,199
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,450	1,338
4 Pemex Project Funding Master Trust	6.625%	6/15/2038	800	763
People's Republic of China	4.750%	10/29/2013	375	377
Petrobras International Finance	6.125%	10/6/2016	2,075	1,929
Petrobras International Finance	5.875%	3/1/2018	200	181
Petrobras International Finance	8.375%	12/10/2018	600	653
Province of Manitoba	7.500%	2/22/2010	625	659
Province of Nova Scotia	5.750%	2/27/2012	225	242
Province of Ontario	3.125%	9/8/2010	1,775	1,787
Province of Ontario	2.750%	2/22/2011	2,500	2,496
Province of Ontario	3.375%	5/20/2011	275	279
Province of Ontario	5.000%	10/18/2011	525	550
Province of Ontario	4.750%	1/19/2016	900	920
Province of Ontario	5.450%	4/27/2016	4,325	4,618
Province of Quebec	6.125%	1/22/2011	850	911
Province of Quebec	4.600%	5/26/2015	275	275
Province of Quebec	5.125%	11/14/2016	2,450	2,542
Province of Quebec	4.625%	5/14/2018	1,675	1,663
Province of Quebec	7.500%	9/15/2029	2,425	3,132
Province of Saskatchewan	7.375%	7/15/2013	200	235
Quebec Hydro Electric	6.300%	5/11/2011	1,250	1,342
Quebec Hydro Electric	7.500%	4/1/2016	1,200	1,412
Quebec Hydro Electric	8.050%	7/7/2024	1,325	1,728
Region of Lombardy, Italy	5.804%	10/25/2032	750	840
Republic of Chile	7.125%	1/11/2012	925	1,014
Republic of Chile	5.500%	1/15/2013	175	184
Republic of Hungary	4.750%	2/3/2015	1,525	1,499
Republic of Italy	6.000%	2/22/2011	2,825	2,991
Republic of Italy	3.500%	7/15/2011	1,050	1,066
Republic of Italy	5.625%	6/15/2012	3,600	3,871
Republic of Italy	4.750%	1/25/2016	4,250	4,324
Republic of Italy	5.250%	9/20/2016	1,750	1,841
Republic of Italy	6.875%	9/27/2023	3,100	3,708
Republic of Italy	5.375%	6/15/2033	625	658
Republic of Korea	4.250%	6/1/2013	2,300	2,204
Republic of Korea	5.625%	11/3/2025	250	223
Republic of Peru	9.875%	2/6/2015	1,050	1,197
Republic of Peru	7.350%	7/21/2025	450	500
3 Republic of Peru	6.550%	3/14/2037	650	650
Republic of Poland	6.250%	7/3/2012	1,325	1,408
Republic of Poland	5.250%	1/15/2014	1,000	1,029
Republic of South Africa	7.375%	4/25/2012	2,475	2,512
Republic of South Africa	6.500%	6/2/2014	325	319
Republic of South Africa	5.875%	5/30/2022	400	346
State of Israel	4.625%	6/15/2013	225	228
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/2016	1,575	1,622
Swedish Export Credit Corp.	4.000%	6/15/2010	450	454
Swedish Export Credit Corp.	4.500%	9/27/2010	800	827
Swedish Export Credit Corp.	5.125%	3/1/2017	400	413
United Mexican States	9.875%	2/1/2010	975	1,048
United Mexican States	8.375%	1/14/2011	2,875	3,091
United Mexican States	7.500%	1/14/2012	203	217
United Mexican States	6.375%	1/16/2013	4,016	4,128
United Mexican States	6.625%	3/3/2015	47	49
United Mexican States	11.375%	9/15/2016	100	133
United Mexican States	5.625%	1/15/2017	3,775	3,686
United Mexican States	8.300%	8/15/2031	1,100	1,301
United Mexican States	6.750%	9/27/2034	6,790	6,810

Total Sovereign Bonds
(Cost $226,046)				226,192

Taxable Municipal Bonds (0.2%)

Chicago IL Transit Auth. Rev.	6.899%	12/1/2040	750	791
Connecticut GO	5.850%	3/15/2032	1,000	1,029
Illinois (Taxable Pension) GO	4.950%	6/1/2023	3,100	2,957
Illinois (Taxable Pension) GO	5.100%	6/1/2033	5,450	5,119
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	675	666
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	1,150	1,307
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	290	278
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	225
Oregon (Taxable Pension) GO	5.892%	6/1/2027	450	461
Oregon School Board Assn.	4.759%	6/30/2028	300	266
Oregon School Board Assn.	5.528%	6/30/2028	100	99
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	690	608
Wisconsin Public Service Rev.	4.800%	5/1/2013	275	275
Wisconsin Public Service Rev.	5.700%	5/1/2026	275	265

Total Taxable Municipal Bonds
(Cost $14,705)				14,356

			Shares

Temporary Cash Investment (0.5%)

7 Vanguard Market Liquidity Fund
(Cost $39,032)	2.296%	39,032,060	39,032

Total Investments (99.8%)
(Cost $7,637,676)				7,488,793

Other Assets and Liabilities-Net (0.2%)				17,802

Net Assets (100%)				7,506,595

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $7,637,676,000. Net unrealized depreciation of investment securities for tax purposes was $148,883,000, consisting of unrealized gains of $77,022,000 on securities that had risen in value since their purchase and $225,905,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

9/17/2013	BZW	1,584	3.528%	(2.816%)	(37)

Total Return Swaps

Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate (Paid)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/2008	BOA	15,000	2.486%	-
4/30/2009	BOA	30,000	2.486%	-

(1) BOA-Bank of America.
BZW-Barclays Capital Inc.
(2)Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
(3)Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-- Quoted prices in active markets for identical securities.
Level 2-- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities	Swap Contracts ($000)

Level 1- Quoted prices	39,032

Level 2- Other significant observable inputs	7,449,761	(37)

Level 3- Significant unobservable inputs	-	-

Total	7,488,793	(37)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.